                                                          OMB APPROVAL
                                                 OMB Number: 3235-0578
                                                 Expires: February 28, 2006
                                                 Estimated average burden
                                                 hours per response........20.00

                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

                          MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number__811-09491______________________________
________________________________ USAllianz Variable Insurance Products Trust__
               (Exact name of registrant as specified in charter) ________________________________3435 Stelzer Road, Columbus, OH 43219-8006
               (Address of principal executive offices)               (Zip code)
_________________________BISYS Fund Services, Inc., 3435 Stelzer Road, Columbus, OH 43219-8006
                     (Name and address of agent for service)
Registrant's telephone number, including area code:_ (614) 470-8000_____________

Date of fiscal year end:___ December 31, 2005__________________________

Date of reporting period:__ March 31, 2005__________________________

      Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (Sections 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

      A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Section 3507.

ITEM  1. SCHEDULE OF INVESTMENTS.

      File the schedules as of the close of the reporting period as set forth in Sections 210.12-12 - 12-14 of Regulation S-X [17 CFR 210.12-12 - 12-14]. The
schedules need not be audited.

USALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
USAZ AIM BASIC VALUE FUND
Schedule of Portfolio Investments
(Unaudited)

                                                                                                    March 31, 2004

                                                                                                        FAIR
SHARES                                                                                                  VALUE
-------------------------------------------------------------------------------------------        ----------------
COMMON STOCKS (95.2%):
Banking/Financial Services (15.9%):
                 125,400   Bank of New York Co., Inc.                                              $      3,642,870
                  95,200   Citigroup, Inc.                                                                4,278,288
                  77,300   Fannie Mae                                                                     4,208,985
                  56,950   H&R Block, Inc.                                                                2,880,531
                 143,608   J.P. Morgan Chase & Co.                                                        4,968,836
                  61,400   Merrill Lynch & Co., Inc.                                                      3,475,240
                  70,700   Morgan Stanley                                                                 4,047,575
                                                                                                   ----------------
                                                                                                         27,502,325
                                                                                                   ----------------
Electronics (6.4%):
                 207,850   Computer Associates International,                                             5,632,734
                           Inc.
                  96,550   Motorola, Inc.                                                                 1,445,354
                  65,550   Novellus Systems, Inc. *                                                       1,752,152
                  79,650   Philips Electronics NV#                                                        2,191,968
                                                                                                   ----------------
                                                                                                         11,022,208
                                                                                                   ----------------
Health Care (15.2%):
                 118,650   Cardinal Health, Inc.                                                          6,620,670
                  70,300   HCA, Inc.#                                                                     3,765,971
                 112,200   McKesson Corp.                                                                 4,235,550
                  73,364   Sanofi-Aventis                                                                 6,204,738
                  56,500   United Health Group, Inc.                                                      5,388,970
                                                                                                   ----------------
                                                                                                         26,215,899
                                                                                                   ----------------
Insurance (6.0%):
                  85,350   ACE, Ltd.                                                                      3,522,395
                 112,400   Genworth Financial, Inc., Class A                                              3,093,248
                  30,100   MGIC Investment Corp.#                                                         1,856,267
                  38,450   Radian Group, Inc.                                                             1,835,603
                                                                                                   ----------------
                                                                                                         10,307,513
                                                                                                   ----------------
Manufacturing (13.0%):
                  94,350   American Standard Companies., Inc.#                                            4,385,388
                  58,500   Honeywell International, Inc.                                                  2,176,785
                 105,800   Masco Corp.#                                                                   3,668,086
                  49,100   Mattel, Inc.                                                                   1,048,285
                  27,800   Parker Hannifin Corp.                                                          1,693,576
                 202,050   Tyco International, Ltd.                                                       6,829,290
                  40,000   Unilever NV                                                                    2,721,378
                                                                                                   ----------------
                                                                                                         22,522,788
                                                                                                   ----------------
Oil/Gas (8.2%):
                  58,700   ENSCO International, Inc.#                                                     2,210,642
                 100,500   Halliburton Co.                                                                4,346,625
                  98,800   Transocean, Inc. *                                                             5,084,248
                  43,100   Weatherford International, Ltd. *#                                             2,497,214
                                                                                                   ----------------
                                                                                                         14,138,729
                                                                                                   ----------------
Pharmaceuticals (4.5%):
                  31,450   IMS Health, Inc.                                                                 767,066
                 140,800   Pfizer, Inc.                                                                   3,698,816
                  78,000   Wyeth                                                                          3,290,040
                                                                                                   ----------------
                                                                                                          7,755,922
                                                                                                   ----------------
Retail/Wholesale (6.7%):
                 156,550   Gap, Inc.                                                                      3,419,052
                 179,650   Kroger Co. *                                                                   2,879,790
                  83,300   Safeway, Inc. *                                                                1,543,549
                  73,200   Target Corp.                                                                   3,661,464
                                                                                                   ----------------

                                                                                                         11,503,855
                                                                                                   ----------------

Services (19.3%):
                 181,550   Cendant Corp.                                                                  3,729,037
                 140,300   Ceridian Corp. *                                                               2,392,115
                 121,100   First Data Corp.                                                               4,760,441
                 281,550   Interpublic Group of Companies, Inc. *#                                        3,457,434
                  56,900   Omnicom Group, Inc.                                                            5,036,787
                  36,350   Starwood Hotels & Resorts                                                      2,182,091
                           Worldwide, Inc.
                 149,900   The Walt Disney Co.                                                            4,306,627
                 161,300   Waste Management, Inc.                                                         4,653,505
                  80,700   Waters Corp. *                                                                 2,888,253
                                                                                                   ----------------
                                                                                                         33,406,290
                                                                                                   ----------------
TOTAL COMMON STOCKS (COST $141,940,993)                                                                 164,375,529
                                                                                                   ----------------

DEPOSIT ACCOUNT  (4.9%):
               8,478,219 NTRS London Deposit Account                                                      8,478,219
                                                                                                   ----------------
TOTAL DEPOSIT ACCOUNT (COST $8,478,219)                                                                   8,478,219
                                                                                                   ----------------
COLLATERAL FOR SECURITIES ON LOAN (6.0%):
                         10,359,763    Northern Trust Liquid Institutional Asset Portfolio               10,359,763
                                                                                                   ----------------
TOTAL COLLATERAL FOR SECURITIES ON LOAN (COST $10,359,763)                                               10,359,763
                                                                                                   ----------------

TOTAL INVESTMENTS (COST $160,778,975) (A) - 106.1%                                                 $    183,213,511
                                                                                                   ================

------------

Percentages noted above are based on net assets as of March 31, 2005.

*     Non-income producing security.

#      All or a portion of security is loaned as of March 31, 2005.

(a) Represents cost for financial reporting purposes, is substantially the same as federal income tax purposes, and differs from fair value by net unrealized appreciation on securities as follows:

Unrealized appreciation                  $    26,300,125
Unrealized depreciation                       (3,865,589)
                                         ---------------
Net unrealized appreciation              $    22,434,536
                                         ===============

The following represents the concentrations by country as of March 31, 2005 based upon the total fair value of investments.

COUNTRY                          PERCENTAGE
-------------                    ----------
United States                       94.8%
France                               3.6%
Netherlands                          1.6%
                                   ------
                                   100.0%
                                   ------

SEE ACCOMPANYING NOTES TO THE SCHEDULES OF PORTFOLIO INVESTMENTS.

USALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
USAZ AIM BLUE CHIP FUND
Schedule of Portfolio Investments
(Unaudited)

                                                                                                   March 31, 2005

                                                                                                        FAIR
SHARES                                                                                                  VALUE
------------------------------------------------------------------------                           ----------------
COMMON STOCKS (96.2%):
Aerospace/Defense (1.0%):
                  14,500   United Technologies Corp.                                               $      1,474,070
                                                                                                   ----------------

Banking/Financial Services (12.9%):
                  36,700   American Express Co.                                                           1,885,279
                  45,300   Bank of America Corp.                                                          1,997,730
                  76,500   Citigroup, Inc.                                                                3,437,909
                  13,200   Franklin Resources, Inc.                                                         906,180
                  22,100   Goldman Sachs Group, Inc.#                                                     2,430,779
                  58,900   J.P. Morgan Chase & Co.                                                        2,037,940
                  35,600   Merrill Lynch & Co., Inc.                                                      2,014,960
                  28,500   SLM Corp.                                                                      1,420,440
                  29,000   U.S. Bancorp#                                                                    835,780
                  20,900   Wells Fargo & Co.                                                              1,249,820
                                                                                                   ----------------
                                                                                                         18,216,817
                                                                                                   ----------------
Beverages (0.6%):
                  17,300   PepsiCo, Inc.                                                                    917,419
                                                                                                   ----------------

Biotechnology (1.8%):
                  28,500   Amgen, Inc. *#                                                                 1,658,985
                  16,900   Genentech, Inc. *#                                                               956,709
                                                                                                   ----------------
                                                                                                          2,615,694
                                                                                                   ----------------
Chemicals (1.5%):
                  12,200   Air Products & Chemical, Inc.                                                    772,138
                  27,600   Dow Chemical Co.                                                               1,375,860
                                                                                                   ----------------
                                                                                                          2,147,998
                                                                                                   ----------------
Computers (12.3%):
                 147,000   Cisco Systems, Inc. *                                                          2,629,830
                  72,600   Dell, Inc. *                                                                   2,789,292
                 151,000   EMC Corp. *                                                                    1,860,320
                  24,100   International Business Machines                                                2,202,258
                           Corp.
                 148,000   Microsoft Corp.                                                                3,577,160
                 191,600   Oracle Corp. *                                                                 2,391,168
                  50,800   Symantec Corp. *                                                               1,083,564
                  26,100   Yahoo!, Inc. *#                                                                  884,790
                                                                                                   ----------------
                                                                                                         17,418,382
                                                                                                   ----------------
E-Commerce (0.5%):
                  17,600   eBay, Inc. *                                                                     655,776
                                                                                                   ----------------

Electronics (5.0%):
                  28,300   Analog Devices, Inc.                                                           1,022,762
                  89,100   Intel Corp.#                                                                   2,069,793
                  24,700   KLA-Tencor Corp. *#                                                            1,136,447
                  27,000   Linear Technology Corp.                                                        1,034,370
                  27,300   Microchip Technology, Inc.                                                       710,073
                  40,400   Xilinx, Inc.#                                                                  1,180,892
                                                                                                   ----------------
                                                                                                          7,154,337
                                                                                                   ----------------

Health Care (7.7%):
                  13,100   Becton, Dickinson & Co.                                                          765,302
                  10,200   C.R. Bard, Inc.                                                                  694,416
                  69,700   Johnson & Johnson                                                              4,681,052
                  28,500   Medtronic, Inc.#                                                               1,452,075
                  28,200   United Health Group, Inc.                                                      2,689,716
                  20,200   Varian Medical Systems, Inc. *#                                                  692,456
                                                                                                   ----------------
                                                                                                         10,975,017
                                                                                                   ----------------
Household (4.0%):
                  14,400   Fortune Brands, Inc.                                                           1,161,072
                  33,800   Gillette Co.                                                                   1,706,224
                  54,100   Procter & Gamble Co.                                                           2,867,300
                                                                                                   ----------------
                                                                                                          5,734,596
                                                                                                   ----------------
Insurance (3.3%):
                  27,000   Allstate Corp.                                                                 1,459,620
                  18,000   American International Group, Inc.                                               997,380
                  25,700   Genworth Financial, Inc., Class A                                                707,264
                  11,900   WellPoint, Inc. *#                                                             1,491,665
                                                                                                   ----------------
                                                                                                          4,655,929
                                                                                                   ----------------
Manufacturing (8.8%):
                   7,800   Cooper Industries, Ltd., Class A                                                 557,856
                  29,600   Danaher Corp.#                                                                 1,580,936
                  10,700   Eaton Corp.                                                                      699,780
                 116,100   General Electric Co.#                                                          4,186,566
                  21,400   Masco Corp.                                                                      741,938
                  13,700   Rockwell Automation, Inc.                                                        775,968
                  81,600   Tyco International, Ltd.#                                                      2,758,080
                  10,200   United States Steel Corp.                                                        518,670
                   9,300   Zimmer Holdings, Inc. *                                                          723,633
                                                                                                   ----------------
                                                                                                         12,543,427
                                                                                                   ----------------
Metals/Mining (0.5%):
                  22,900   Alcoa, Inc.                                                                      695,931
                                                                                                   ----------------

Oil/Gas (7.8%):
                  26,100   BJ Services Co.                                                                1,354,068
                  24,500   ENSCO International, Inc.                                                        922,670
                  92,700   Exxon Mobil Corp.                                                              5,524,920
                  17,200   GlobalSantaFe Corp.                                                              637,088
                  22,100   Schlumberger, Ltd.                                                             1,557,608
                  15,100   Valero Energy Corp.                                                            1,106,377
                                                                                                   ----------------
                                                                                                         11,102,731
                                                                                                   ----------------
Pharmaceuticals (3.5%):
                  11,600   Allergan, Inc.#                                                                  805,852
                  17,400   Forest Laboratories, Inc. *                                                      642,930
                  84,500   Pfizer, Inc.                                                                   2,219,815
                  31,900   Wyeth                                                                          1,345,542
                                                                                                   ----------------
                                                                                                          5,014,139
                                                                                                   ----------------
Retail/Wholesale (11.6%):
                  20,900   Bed Bath & Beyond, Inc. *                                                        763,686
                  20,900   Best Buy Co., Inc.#                                                            1,128,809
                  35,500   Costco Wholesale Corp.                                                         1,568,390
                  69,700   Home Depot, Inc.#                                                              2,665,328
                  21,800   J. C. Penney Company, Inc.                                                     1,131,856
                           (Holding Company)

                  61,500   McDonald's Corp.                                                               1,915,110
                  19,500   NIKE, Inc., Class B                                                            1,624,545
                  19,100   Nordstrom, Inc.                                                                1,057,758

                  15,400   Staples, Inc.                                                                    484,022
                  17,400   Starbucks Corp. *#                                                               898,884
                  63,900   Wal-Mart Stores, Inc.                                                          3,202,029
                                                                                                   ----------------
                                                                                                         16,440,417
                                                                                                   ----------------
Services (5.3%):
                  42,500   Accenture, Ltd., Class A *                                                     1,026,375
                  28,500   Automatic Data Processing, Inc.                                                1,281,075
                  46,500   Cendant Corp.                                                                    955,110
                  13,400   FedEx Corp.                                                                    1,258,930
                  13,600   Starwood Hotels & Resorts                                                        816,408
                           Worldwide, Inc.
                  52,000   The Walt Disney Co.                                                            1,493,960
                  21,800   Waters Corp. *                                                                   780,222
                                                                                                   ----------------
                                                                                                          7,612,080
                                                                                                   ----------------
Telecommunications (4.6%):
                  47,900   Amdocs, Ltd. *                                                                 1,360,360
                  63,900   QUALCOMM, Inc.                                                                 2,341,935
                  42,800   SBC Communications, Inc.                                                       1,013,932
                  25,700   VeriSign, Inc. *                                                                 737,590
                  40,700   Vodafone Group plc, ADR                                                        1,080,992
                                                                                                   ----------------
                                                                                                          6,534,809
                                                                                                   ----------------
Transportation (1.1%):
                   9,100   Burlington Northern Santa Fe Corp.                                               490,763
                  17,450   Canadian National Railway Co.                                                  1,104,760
                                                                                                   ----------------
                                                                                                          1,595,523
                                                                                                   ----------------
Travel/Entertainment (0.7%):
                  18,900   Carnival Corp.#                                                                  979,209
                                                                                                   ----------------

Utilities (1.7%):
                  15,700   Dominion Resources, Inc.#                                                      1,168,551
                  32,800   FPL Group, Inc.                                                                1,316,920
                                                                                                   ----------------
                                                                                                          2,485,471
                                                                                                   ----------------
TOTAL COMMON STOCKS (COST $129,541,239)                                                                 136,969,772
                                                                                                   ----------------

DEPOSIT ACCOUNT (3.6%):
               5,179,160   NTRS London Deposit Account                                                    5,179,160
                                                                                                   ----------------

TOTAL DEPOSIT ACCOUNT (COST $5,179,160)                                                                   5,179,160
                                                                                                   ----------------

U.S. TREASURY OBLIGATION (0.2%):
U.S. Treasury Bill (0.2%):
                 300,000   2.81%, 6/16/05 (b)                                                               298,292
                                                                                                   ----------------

TOTAL U.S. TREASURY OBLIGATION (COST $298,247)                                                              298,292
                                                                                                   ----------------

COLLATERAL FOR SECURITIES ON LOAN (15.8%):
                   22,482,125    Allianz Dresdner Daily Asset Fund (c)                                   22,482,125
                                                                                                   ----------------
TOTAL COLLATERAL FOR SECURITIES ON LOAN (COST $22,482,125)                                               22,482,125
                                                                                                   ----------------

TOTAL INVESTMENTS (COST $157,500,771) (a) - 115.8%                                                 $    164,929,349
                                                                                                   ================

------------

Percentages noted above are based on net assets as of March 31, 2005.

*     Non-income producing security.

#     All or a portion of security is loaned as of March 31, 2005

ADR - American Depository Receipt.

(a) Represents cost for financial reporting purposes, is substantially the same as federal income tax purposes, and differs from fair value by net unrealized appreciation on securities as follows:

Unrealized appreciation                $   11,163,029
Unrealized depreciation                    (3,734,451)
                                       --------------
Net unrealized appreciation            $    7,428,578
                                       ==============

(b)   The rate presented represents the effective yield at March 31, 2005.

(c)   Represents an investment in an affiliate.

SEE ACCOMPANYING NOTES TO THE SCHEDULES OF PORTFOLIO INVESTMENTS.

USALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
USAZ AIM DENT DEMOGRAPHICS TRENDS FUND
Schedule of Portfolio Investments                               March 31, 2005
(Unaudited)

               SHARES                                                                    FAIR VALUE
---------------------------------------------------------------                      ----------------
COMMON STOCKS  (89.2%):
Banking/Financial Services  (9.8%):
                  12,600   American Express Co.                                      $        647,262
                   3,100   Chicago Mercantile Exchange                                        601,493
                  11,500   Goldman Sachs Group, Inc.                                        1,264,885
                  10,150   Legg Mason, Inc.                                                   793,121
                   5,200   Lehman Brothers Holdings, Inc.                                     489,632
                  14,700   SLM Corp.                                                          732,648
                                                                                     ----------------
                                                                                            4,529,041
                                                                                     ----------------

Beverages  (0.8%):
                   6,800   Constellation Brands, Inc., Class A *                              359,516
                                                                                     ----------------

Computers  (17.3%):
                  16,500   Apple Computer, Inc. *                                             687,555
                  11,400   Autodesk, Inc.                                                     339,264
                  41,900   Cisco Systems, Inc. *                                              749,591
                  32,900   Dell, Inc. *                                                     1,264,018
                  57,600   EMC Corp. *                                                        709,632
                   3,800   Google, Inc., Class A *                                            685,938
                  20,000   McAfee, Inc. *                                                     451,200
                   9,500   Microsoft Corp.                                                    229,615
                   8,600   NAVTEQ Corp. *                                                     372,810
                  68,600   Oracle Corp. *                                                     856,128
                   2,700   Pixar *                                                            263,385
                  21,900   Symantec Corp. *                                                   467,127
                  28,000   Yahoo!, Inc. *                                                     949,200
                                                                                     ----------------
                                                                                            8,025,463
                                                                                     ----------------

E-Commerce  (1.1%):
                  13,800   eBay, Inc. *                                                       514,188
                                                                                     ----------------

Electronics  (7.9%):
                   7,700   Amphenol Corp., Class A                                            285,208
                  18,100   Analog Devices, Inc.                                               654,134
                   9,900   Fisher Scientific International, Inc. *                            563,508
                  25,800   Microchip Technology, Inc.                                         671,058
                  22,000   Motorola, Inc.                                                     329,340
                  35,000   National Semiconductor Corp.                                       721,350
                  17,000   Novellus Systems, Inc. *                                           454,410
                                                                                     ----------------
                                                                                            3,679,008
                                                                                     ----------------

Health Care  (12.5%):
                  16,400   Aetna, Inc.                                                      1,229,180
                   9,700   C.R. Bard, Inc.                                                    660,376
                  20,300   Davita, Inc. *                                                     849,555
                  15,000   Humana, Inc. *                                                     479,100
                  14,200   Johnson & Johnson                                                  953,672
                   8,300   Kinetic Concepts, Inc. *                                           495,095
                   5,500   Quest Diagnostics, Inc.                                            578,215
                  15,900   Varian Medical Systems, Inc. *                                     545,052
                                                                                     ----------------
                                                                                            5,790,245
                                                                                     ----------------

Hotels/Motels  (1.4%):
                  30,200   Hilton Hotels Corp.                                                674,970
                                                                                     ----------------

Household  (0.5%):
                   5,000   Gillette Co.                                                       252,400
                                                                                     ----------------

Insurance  (1.1%):
                   9,900   Allstate Corp.                                                     535,194
                                                                                     ----------------

Manufacturing  (2.5%):
                   8,000   Estee Lauder Companies, Inc., Class A                              359,840
                   5,500   Lexmark International, Inc., Class A *                             439,835

                   6,400   V.F. Corp.                                                         378,496
                                                                                     ----------------
                                                                                            1,178,171
                                                                                     ----------------

Pharmaceuticals  (6.7%):
                   9,300   Alcon, Inc.                                                        830,397
                  12,100   Caremark Rx, Inc. *                                                481,338
                  19,200   Gilead Sciences, Inc. *                                            687,360
                   8,800   Sepracor, Inc. *                                                   505,208
                  18,500   Shire Pharmaceuticals Group plc, ADR                               634,180
                                                                                     ----------------
                                                                                            3,138,483
                                                                                     ----------------

Retail/Wholesale  (11.3%):
                   6,900   Best Buy Company, Inc.                                             372,669
                  25,200   Chico's FAS, Inc. *                                                712,152
                  16,500   Costco Wholesale Corp.                                             728,970
                   7,100   Kohl's Corp. *                                                     366,573
                  14,000   Nordstrom, Inc.                                                    775,320
                   7,700   Starbucks Corp. *                                                  397,782
                  12,500   Target Corp.                                                       625,250
                  15,900   Tiffany & Co.                                                      548,868
                  13,700   YUM! Brands, Inc.                                                  709,797
                                                                                     ----------------
                                                                                            5,237,381
                                                                                     ----------------

Services  (6.4%):
                  14,300   Accenture, Ltd., Class A *                                         345,345
                  21,900   Alliance Data Systems Corp. *                                      884,760
                  31,100   Cendant Corp.                                                      638,794
                  11,000   Ecolab, Inc.                                                       363,550
                  25,700   The Walt Disney Co.                                                738,361
                                                                                     ----------------
                                                                                            2,970,810
                                                                                     ----------------

Telecommunications  (7.9%):
                  32,900   Amdocs, Ltd. *                                                     934,360
                  32,900   Comverse Technology, Inc. *                                        829,738
                   4,300   Harman International Industries, Inc.                              380,378
                  27,400   QUALCOMM, Inc.                                                   1,004,210
                  19,200   VeriSign, Inc. *                                                   551,040
                                                                                     ----------------
                                                                                            3,699,726
                                                                                     ----------------

Travel/Entertainment  (2.0%):
                   9,000   Carnival Corp.                                                     466,290
                   8,000   Harley-Davidson, Inc.                                              462,080
                                                                                     ----------------
                                                                                              928,370
                                                                                     ----------------

TOTAL COMMON STOCKS (COST $37,498,049)                                                     41,512,966
                                                                                     ----------------

DEPOSIT ACCOUNT  (10.9%):
               5,089,153   NTRS London Deposit Account                                      5,089,153
                                                                                     ----------------
TOTAL DEPOSIT ACCOUNT (COST $5,089,153)                                                     5,089,153
                                                                                     ----------------

TOTAL INVESTMENTS (COST $42,587,202) (a) -  100.1%                                   $     46,602,119
                                                                                     ================

------------

Percentages noted above are based on net assets as of March 31, 2005.

*   Non-income producing security.

ADR - American Depository Receipt.

(a) Represents cost for financial reporting purposes, is substantially the same as federal income tax purposes, and differs from fair value by net unrealized appreciation on securities as follows:

Unrealized appreciation                  $     4,944,471
Unrealized depreciation                         (929,554)
                                         ---------------

Net unrealized appreciation              $     4,014,917
                                         ===============

SEE ACCOMPANYING NOTES TO THE SCHEDULES OF PORTFOLIO INVESTMENTS.

USALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
USAZ AIM INTERNATIONAL EQUITY FUND
Schedule of Portfolio Investments                                March 31, 2005
(Unaudited)

                            SHARES                                                                     FAIR VALUE
--------------------------------------------------------------------------                          ----------------
COMMON STOCKS  (93.3%):
Airlines  (0.4%):
                  39,000   Singapore Airlines, Ltd.                                                 $        281,158
                                                                                                    ----------------
Automobiles  (4.4%):
                  27,800   Nissan Motor Company, Ltd.#                                                       284,647
                   6,215   Renault SA                                                                        555,028
                  22,300   Toyota Motor Corp.                                                                829,601
                  26,050   Volvo AB, B Shares#                                                             1,150,880
                  25,000   Yamaha Motor Company, Ltd.                                                        427,929
                                                                                                    ----------------
                                                                                                           3,248,085
                                                                                                    ----------------

Banking/Financial Services  (16.8%):
                  10,300   Alpha Bank AE *                                                                   347,872
                  50,057   Anglo Irish Bank Corp. plc                                                      1,252,373
                  99,300   Banca Intesa SpA                                                                  504,518
                  19,470   Banco Popolare di Verona e Novara                                                 363,157
                   4,200   Bank Austria Creditanstalt#                                                       413,811
                  14,540   BNP Paribas SA                                                                  1,031,959
                  37,000   DBS Group Holdings, Ltd.                                                          333,989
                  12,100   EFG Eurobank Ergasias                                                             372,085
                   7,580   Erste Bank der oesterreichischen Sparkassen AG                                    396,744
                  18,300   Hana Bank                                                                         503,562
                   7,900   HDFC Bank, Ltd.#                                                                  332,037
                  11,435   KBC Bankverzekeringsholding#                                                      964,223
                  33,000   Nordea Bank AB                                                                    333,600
                   2,800   ORIX Corp.                                                                        356,647
                  29,500   OTP Bank Rt.                                                                    1,009,423
                  14,564   Royal Bank of Scotland Group plc                                                  464,124
                  15,000   Shinhan Financial Group Company, Ltd.                                             400,840
                   8,510   Societe Generale                                                                  884,041
                  39,366   Standard Bank Group, Ltd. *                                                       396,404
                  14,350   UBS AG, Registered Shares                                                       1,211,162
                  38,000   United Overseas Bank, Ltd.                                                        331,504
                                                                                                    ----------------
                                                                                                          12,204,075
                                                                                                    ----------------

Beverages  (2.3%):
                  68,900   Coca-Cola Amatil, Ltd.#                                                           456,807
                  18,000   Companhia de Bebidas das Americas, ADR#                                           520,020
                   5,032   Pernod-Richard SA#                                                                702,502
                                                                                                    ----------------
                                                                                                           1,679,329
                                                                                                    ----------------

Chemicals  (2.2%):
                   4,800   DSM NV                                                                            338,185
                  12,190   Syngenta AG                                                                     1,274,140
                                                                                                    ----------------
                                                                                                           1,612,325
                                                                                                    ----------------

Computers  (3.6%):
                 100,659   Hon Hai Precision Industry Company, Ltd.                                          446,553
                  21,300   Infosys Technologies, Ltd.#                                                     1,570,449
                  15,000   Trend Micro, Inc.                                                                 642,907
                                                                                                    ----------------
                                                                                                           2,659,909
                                                                                                    ----------------

Construction  (2.4%):
                  12,600   Bouygues SA#                                                                      499,467
                  35,000   Daiwa House Industry Company, Ltd.                                                401,765

                   4,516   Lafarge SA#                                                                       437,229
                  54,000   Sekisui Chemical Company, Ltd.                                                    392,114
                                                                                                    ----------------
                                                                                                           1,730,575
                                                                                                    ----------------

Electronics  (6.3%):
                  11,800   Canon, Inc.                                                                       632,126
                   9,500   FANUC, Ltd.                                                                       593,862
                   8,100   Hoya Corp.                                                                        890,901
                   3,600   Keyence Corp.                                                                     833,399
                   3,700   Nidec Corp.                                                                       460,263
                  13,900   OMRON Corp.                                                                       302,973
                   1,110   Samsung Electronics Company, Ltd.                                                 547,157
                  43,153   Taiwan Semiconductor Manufacturing Company, Ltd., ADR#                            365,937
                                                                                                    ----------------
                                                                                                           4,626,618
                                                                                                    ----------------

Food  (0.5%):
                   9,600   Royal Numico NV *                                                                 392,706
                                                                                                    ----------------

Health Care  (1.9%):
                   7,000   Roche Holding AG                                                                  749,888
                   7,360   Sanofi-Aventis                                                                    622,470
                                                                                                    ----------------
                                                                                                           1,372,358
                                                                                                    ----------------

Insurance  (3.9%):
                  59,612   Aviva plc                                                                         716,337
                  20,820   Manulife Financial Corp.                                                          993,518
                  16,400   Power Corporation of Canada                                                       406,138
                  92,100   Promina Group, Ltd.                                                               351,744
                  32,600   QBE Insurance Group, Ltd.#                                                        375,275
                                                                                                    ----------------
                                                                                                           2,843,012
                                                                                                    ----------------

Manufacturing  (8.7%):
                  31,615   Assa Abloy AB, Class B                                                            446,985
                  10,700   Continental AG#                                                                   827,897
                  22,900   CRH plc                                                                           601,665
                  17,600   JSR Corp.#                                                                        346,826
                   8,330   MAN AG                                                                            371,771
                   8,300   Nitto Denko Corp.                                                                 435,131
                   2,995   Puma AG Rudolf Dassler Sport                                                      747,103
                  35,760   Reckitt Benckiser plc#                                                          1,136,097
                   3,000   SMC Corp.                                                                         339,153
                  17,600   Suzuki Motor Corp.                                                                314,892
                  15,900   Takeda Chemical Industries, Ltd.                                                  757,461
                                                                                                    ----------------
                                                                                                           6,324,981
                                                                                                    ----------------

Media  (1.6%):
                  82,720   Mediaset SpA                                                                    1,190,043
                                                                                                    ----------------

Metals/Mining  (1.5%):
                  76,270   BHP Billiton plc                                                                1,066,117
                                                                                                    ----------------

Oil/Gas  (7.3%):
                   7,700   Canadian Natural Resources, Ltd.                                                  434,946
                   7,000   Encana Corp.                                                                      494,141
                  57,800   Eni SpA                                                                         1,503,059
                  25,740   Suncor Energy, Inc.                                                             1,036,449
                   1,860   Technip SA#                                                                       311,034
                   6,730   TotalFinaElf SA, Class B                                                        1,577,115
                                                                                                    ----------------
                                                                                                           5,356,744
                                                                                                    ----------------

Pharmaceuticals  (3.5%):
                  21,800   Astellas Pharma, Inc.#                                                            737,305
                   5,675   Merck KGaA *                                                                      408,226
                  68,100   Shire Pharmaceuticals Group plc                                                   777,409
                  21,220   Teva Pharmaceutical Industries, Ltd., ADR                                         657,820
                                                                                                    ----------------
                                                                                                           2,580,760
                                                                                                    ----------------

Real Estate  (0.9%):
                  36,000   Cheung Kong (Holdings), Ltd.#                                                     319,266
                  39,000   Sun Hung Kai Properties, Ltd.                                                     353,464
                                                                                                    ----------------
                                                                                                             672,730
                                                                                                    ----------------

Retail/Wholesale  (10.5%):
                   4,910   Adidas-Salomon AG                                                                 779,874
                  22,500   Compagnie Financiere Richemont AG                                                 706,076
                  42,200   Enterprise Inns plc                                                               614,653
                  73,000   Esprit Holdings, Ltd.                                                             497,969
                  43,240   GUS plc                                                                           744,912
                  22,330   Industria de Diseno Textil SA                                                     667,705
                  31,620   Next plc                                                                          950,831
                  14,400   Shoppers Drug Mart Corp.                                                          480,238
                   1,500   Shoppers Drug Mart Corp. (b)                                                       50,025
                   2,480   Swatch Group AG, Class B                                                          341,264
                 214,246   Tesco plc                                                                       1,280,863
                 159,600   Wal-Mart de Mexico SA de CV                                                       560,251
                                                                                                    ----------------
                                                                                                           7,674,661
                                                                                                    ----------------

Services  (7.1%):
                  59,600   Brambles Industries, Ltd.#                                                        366,305
                   7,800   Grupo Ferrovial S.A.                                                              441,716
                   4,800   Grupo Televisa S.A., ADR                                                          282,240
                  47,000   Hutchison Whampoa, Ltd.#                                                          398,820
                  72,000   Keppel Corporation, Ltd.                                                          475,442
                  30,400   OPAP SA                                                                           885,983
                  22,010   TPG NV                                                                            625,714
                   8,345   Vinci SA                                                                        1,202,918
                  52,150   William Hill plc                                                                  542,772
                                                                                                    ----------------
                                                                                                           5,221,910
                                                                                                    ----------------

Telecommunications  (4.7%):
                  16,400   America Movil SA de CV, ADR, Series L                                             846,240
                 288,390   O2 plc *                                                                          649,586
                  18,900   Telefonica SA                                                                     329,218
                  56,860   Telenor ASA                                                                       511,396
                 399,790   Vodafone Group plc                                                              1,062,706
                                                                                                    ----------------
                                                                                                           3,399,146
                                                                                                    ----------------

Tobacco  (1.7%):
                  47,670   Imperial Tobacco Group plc                                                      1,250,743
                                                                                                    ----------------

Transportation  (1.1%):
                  12,425   Canadian National Railway Co.#                                                    783,878
                                                                                                    ----------------
TOTAL COMMON STOCKS (COST $57,755,871)                                                                    68,171,863
                                                                                                    ----------------

DEPOSIT ACCOUNT  (7.8%):
               5,717,300   NTRS London Deposit Account                                                     5,717,300
                                                                                                    ----------------
TOTAL DEPOSIT ACCOUNT (COST $5,717,300)                                                                    5,717,300
                                                                                                    ----------------

COLLATERAL FOR SECURITIES ON LOAN (14.0%):
                         10,236,130     Northern Trust Liquid Institutional Asset Portfolio               10,236,130
                                                                                                    ----------------
TOTAL COLLATERAL FOR SECURITIES ON LOAN (COST $10,236,130)                                                10,236,130
                                                                                                    ----------------

TOTAL INVESTMENTS (COST $73,709,301) (a)   -   115.1%                                               $     84,125,293
                                                                                                    ================

--------------

Percentages noted above are based on net assets as of March 31, 2005.

*  Non-income producing security.

#  All or a portion of security is loaned as of March 31, 2005.

ADR - American Depository Receipt.

(a) Represents cost for financial reporting purposes, is substantially the same as federal income tax purposes, and differs from fair value by net unrealized appreciation on securities as follows:

Unrealized appreciation                  $  10,595,646
Unrealized depreciation                       (179,654)
                                         -------------
Net unrealized appreciation              $  10,415,992
                                         =============

(b) Rule 144A, Sector 4(2) or other security which is restricted as to resale to institutional investors. The manager has deemed these securities to be liquid based on procedures approved by the Board of Trustees.

      At March 31, 2005, the Fund's foreign currency exchange contracts were as follows:

                                                                                                                   UNREALIZED
                                                                     DELIVERY     CONTRACT                        APPRECIATION/
                                                                       DATE        AMOUNT          FAIR VALUE     (DEPRECIATION)
                                                                     --------     ---------        ----------     --------------
SHORT
Receive US Dollars in exchange for 401,760 Japanese Yen.........      04/04/05    $   3,764        $    3,749          $    15

LONG
Delivery US Dollars in exchange for 131,337 Euro.................     04/04/05      170,856           170,291             (565)

The following represents the concentrations by country as of March 31, 2005 based upon the total fair value of investments.

   COUNTRY                                   PERCENTAGE
--------------                               ----------
United States                                   13.9%
United Kingdom                                  13.8%
Japan                                           13.5%
France                                          10.5%
Canada                                           6.3%
Switzerland                                      5.8%
Italy                                            4.8%
Belgium                                          4.3%
Australia                                        3.5%
Sweden                                           2.6%
Ireland                                          2.5%
Greece                                           2.2%
Hong Kong                                        2.1%
Korea                                            2.0%
Spain                                            2.0%
Netherlands                                      1.9%
Singapore                                        1.9%
Hungry                                           1.4%
Germany                                          1.3%
Austria                                          1.1%
Mexico                                           0.8%
Norway                                           0.7%
Taiwan                                           0.6%
South Africa                                     0.5%
                                               -----
                                               100.0%
                                               -----

SEE ACCOMPANYING NOTES TO THE SCHEDULES OF PORTFOLIO INVESTMENTS.

USALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
USAZ DAVIS NY VENTURE FUND
Schedule of Portfolio Investments                                March 31, 2005
(Unaudited)

        SHARES                                                                                                        FAIR VALUE
--------------------------------------------------------------------------------                                  ------------------
COMMON STOCKS  (94.6%):

Banking & Financial Services  (33.2%):
                 237,400   American Express Co.                                                                   $      12,195,238
                 129,500   Citigroup, Inc.                                                                                5,819,730
                  38,500   Fifth Third Bancorp                                                                            1,654,730
                  97,900   Golden West Financial Corp.#                                                                   5,922,950
                  59,100   H&R Block, Inc.                                                                                2,989,278
                 376,822   HSBC Holdings plc                                                                              5,971,238
                 174,536   JPMorgan Chase & Co.                                                                           6,038,946
                  44,100   Lloyds TSB Group plc, ADR#                                                                     1,599,507
                  50,500   Loews Corp.                                                                                    3,713,770
                  30,500   Moodys Corp.                                                                                   2,466,230
                  26,500   Morgan Stanley                                                                                 1,517,125
                  56,500   Providian Financial Corp. *                                                                      969,540
                  13,500   State Street Corp.                                                                               590,220
                  12,100   Takefuji Corp.                                                                                   813,838
                 108,900   Wells Fargo & Co.                                                                              6,512,220
                                                                                                                  -----------------
                                                                                                                         58,774,560
                                                                                                                  -----------------

Computers  (2.9%):
                  45,100   Hewlett-Packard Co.                                                                              989,494
                  37,900   Lexmark International, Inc., Class A *                                                         3,030,863
                  59,600   Microsoft Corp.                                                                                1,440,532
                                                                                                                  -----------------
                                                                                                                          5,460,889
                                                                                                                  -----------------

Health Care  (3.5%):
                  33,500   Cardinal Health, Inc.                                                                          1,869,300
                  30,800   Eli Lilly & Co.                                                                                1,604,680
                  44,600   HCA, Inc.#                                                                                     2,389,222
                  13,600   Novartis AG, Registered Shares                                                                   634,147
                                                                                                                  -----------------
                                                                                                                          6,497,349
                                                                                                                  -----------------

Insurance  (13.5%):
                 128,800   American International Group, Inc.                                                             7,136,808
                  58,600   Aon Corp.                                                                                      1,338,424
                      72   Berkshire Hathaway, Inc., Class A *                                                            6,264,000
                      93   Berkshire Hathaway, Inc., Class B *                                                              265,608
                  11,000   Chubb Corp.                                                                                      871,970
                   4,300   Everest Re Group, Ltd.                                                                           365,973
                     500   Markel Corp. *                                                                                   172,605
                  58,200   Marsh & McLennan Companies., Inc.                                                              1,770,444
                  17,500   Principal Financial Group, Inc.                                                                  673,575
                  64,100   Progressive Corp.#                                                                             5,881,816
                  10,100   Sun Life Financial, Inc.#                                                                        328,654
                  43,400   Transatlantic Holdings, Inc.#                                                                  2,873,948
                                                                                                                  -----------------
                                                                                                                         27,943,825
                                                                                                                  -----------------

Manufacturing  (6.1%):
                  69,200   China Merchants Holdings International Company, Ltd.                                             135,754
                  26,500   Martin Marietta Materials, Inc.                                                                1,481,880
                 238,800   Tyco International, Ltd.                                                                       8,071,440
                  30,000   Vulcan Materials Co.#                                                                          1,704,900
                                                                                                                  -----------------
                                                                                                                         11,393,974
                                                                                                                  -----------------

Media  (4.1%):
                 144,300   Comcast Corp., Class A *#                                                                      4,819,620
                  11,200   Gannett Company, Inc.                                                                            885,696
                  26,200   Lagardere S.C.A.#                                                                              1,983,147
                                                                                                                  -----------------
                                                                                                                          7,688,463
                                                                                                                  -----------------

Oil & Gas  (10.3%):
                  55,100   ConocoPhillips                                                                                 5,941,984
                  96,600   Devon Energy Corp.                                                                             4,612,650
                  77,600   EOG Resources, Inc.#                                                                           3,782,224
                  46,300   Occidental Petroleum Corp.                                                                     3,295,171
                  29,700   Transocean, Inc. *                                                                             1,528,362
                                                                                                                  -----------------
                                                                                                                         19,160,391
                                                                                                                  -----------------

Real Estate Investment Trusts  (1.5%):
                   5,600   CenterPoint Properties Trust                                                                     229,600
                  73,300   General Growth Properties, Inc.                                                                2,499,530
                                                                                                                  -----------------
                                                                                                                          2,729,130
                                                                                                                  -----------------

Retail  (15.7%):
                 166,900   Altria Group, Inc.                                                                            10,913,592
                  17,200   AutoZone, Inc. *#                                                                              1,474,040
                 132,300   Costco Wholesale Corp.                                                                         5,845,014
                  49,800   Diageo plc, ADR                                                                                2,833,620
                  41,524   Heineken Holding NV, Class A                                                                   1,283,929
                  37,400   The Hershey Co.#                                                                               2,261,204
                     400   Hunter Douglas                                                                                    20,160
                  86,900   Sealed Air Corp. *                                                                             4,513,586
                                                                                                                  -----------------
                                                                                                                         29,145,145
                                                                                                                  -----------------

Services  (3.1%):
                   7,400   Cosco Pacific, Ltd.                                                                               16,065
                  32,000   IAC/InterActiveCorp. *#                                                                          712,640

                  81,200   Iron Mountain, Inc. *#                                                                         2,341,808
                 219,800   Rentokil Initial plc                                                                             672,493
                  19,000   United Parcel Service, Inc., Class B                                                           1,382,060
                  12,000   WPP Group plc, ADR#                                                                              680,760
                                                                                                                  -----------------
                                                                                                                          5,805,826
                                                                                                                  -----------------

Telecommunications  (0.7%):
                  33,200   Nokia Oyj, ADR                                                                                   512,276
                  39,300   SK Telecom Company, Ltd., ADR#                                                                   774,996
                                                                                                                  -----------------
                                                                                                                          1,287,272
                                                                                                                  -----------------
TOTAL COMMON STOCKS (COST $165,174,541)                                                                                 175,886,824
                                                                                                                  -----------------

DEPOSIT ACCOUNT  (7.1%):
              13,101,624   NTRS London Deposit Account                                                                   13,101,624
                                                                                                                  -----------------
TOTAL DEPOSIT ACCOUNT (COST $13,101,624)                                                                                 13,101,624
                                                                                                                  -----------------

COLLATERAL FOR SECURITIES ON LOAN (11.5%):
              21,332,474   Northern Trust Liquid Institutional Asset Portfolio                                           21,332,474
                                                                                                                  -----------------
TOTAL COLLATERAL FOR SECURITIES ON LOAN (COST $21,332,474)                                                               21,332,474
                                                                                                                  -----------------

TOTAL INVESTMENTS (COST $199,608,639) (a) - 113.2%                                                                $     210,320,922
                                                                                                                  =================

------------

Percentages noted above are based on net assets as of March 31, 2005.

*  Non-income producing security.

#  All or a portion of security is loaned as of March 31, 2005.

ADR - American Depository Receipt.

(a) Represents cost for financial reporting purposes, is substantially the same as federal income tax purposes, and differs from fair value by net unrealized appreciation on securities as follows:

Unrealized appreciation             $ 14,620,677
Unrealized depreciation               (3,908,394)
                                    ------------
Net unrealized appreciation         $ 10,712,283
                                    ============

The following represents the concentrations by country as of March 31, 2005 based upon the total fair value of investments.

United States                      93.9%
United Kingdom                      3.5%
France                              1.1%
Netherlands                         0.7%
Japan                               0.4%
Switzerland                         0.3%
Hong Kong                           0.1%
                                   ----
                                    100%
                                   ----

SEE ACCOMPANYING NOTES TO THE SCHEDULES OF PORTFOLIO INVESTMENTS.

USALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
USAZ DREYFUS FOUNDERS GROWTH & INCOME FUND
Schedule of Portfolio Investments                                March 31, 2005
(Unaudited)

                                                                     FAIR
               SHARES                                                VALUE
               ------                                                -----
COMMON STOCKS  (88.1%):
Banking & Financial Services  (5.3%):
                   8,710   Citigroup, Inc.                       $     391,427
                  14,631   The Goldman Sachs Group, Inc.             1,609,264
                  10,466   JP Morgan Chase & Co.                       362,124
                  10,473   Morgan Stanley                              599,579
                  14,423   Northern Trust Corp.                        626,535
                   9,945   Wells Fargo & Co.                           594,711
                                                                 -------------
                                                                     4,183,640
                                                                 -------------
Computers  (16.1%):
                   9,087   Apple Computer, Inc. *                      378,655
                  11,446   ATI Technologies, Inc. *                    197,558
                  21,904   Autodesk, Inc.                              651,863
                  35,802   Automatic Data Processing, Inc.           1,609,300
                  32,785   Broadcom Corp., Class A *                   980,927
                   7,548   Electronic Arts, Inc. (EA) *                390,835
                  77,747   EMC Corp. *                                 957,843
                  91,351   Intel Corp.                               2,122,084
                  15,690   International Business Machines           1,433,752
                           Corp.
                 134,227   Microsoft Corp.                           3,244,268
                   8,112   SAP AG ADR#                                 325,129
                  12,356   Symantec Corp. *                            263,553
                                                                 -------------
                                                                    12,555,767
                                                                 -------------

Consulting Services  (4.4%):
                  79,900   Accenture, Ltd., Class A *                1,929,585
                  14,592   Manpower, Inc.#                             635,044
                  19,593   Mercury Interactive Corp. *                 928,316
                                                                 -------------
                                                                     3,492,945
                                                                 -------------

Electronics  (4.2%):
                   4,862   KLA-Tencor Corp. *                          223,701
                  30,542   Linear Technology Corp.                   1,170,064
                  29,878   Maxim Integrated Products, Inc.           1,221,114
                   9,098   Microchip Technology, Inc.                  236,639
                  18,925   Texas Instruments, Inc.                     482,398
                                                                 -------------
                                                                     3,333,916
                                                                 -------------
Health Care  (3.9%):
                   7,428   Biomet, Inc.                                269,636
                  13,474   Charles River Laboratories                  633,816
                           International, Inc. *#
                   3,595   Eli Lilly and Co.                           187,300
                   8,460   Genentech, Inc. *                           478,921
                   7,289   Henry Schein, Inc. *                        261,238
                  29,555   Johnson & Johnson, Inc.                   1,984,914
                  16,506   MedImmune, Inc. *                           393,008
                  11,459   Medtronic, Inc.                             583,836
                   4,865   Triad Hospitals, Inc. *                     243,737
                                                                 -------------
                                                                     5,036,405
                                                                 -------------

Household  (5.1%):
                   6,328   Clorox Co.                                  398,601
                  26,778   Colgate-Palmolive Co.                     1,397,008
                  43,581   The Gillette Co.                          2,199,969
                                                                 -------------
                                                                     3,995,578
                                                                 -------------

Insurance  (2.5%):
                  13,294   The Allstate Corp.                          718,674

                   4,709   American International Group, Inc.          260,926
                  26,220   The PMI Group, Inc.#                        996,622
                                                                 -------------
                                                                     1,976,222
                                                                 -------------

Manufacturing  (2.4%):
                   8,861   Autoliv, Inc.                               422,227
                  41,523   General Electric Co.                      1,497,319
                                                                 -------------
                                                                     1,919,546
                                                                 -------------

Media  (7.9%):
                  48,345   Comcast Corp., Special Class A *          1,614,723
                   8,738   DreamWorks Animation SKG, Inc.,             355,724
                           Class A *
                  21,559   Monster Worldwide, Inc. *#                  604,730
                  42,727   The Walt Disney Co.                       1,227,547
                  76,835   Time Warner, Inc. *                       1,348,454
                  17,498   Viacom, Inc., Class B                       609,455
                  14,210   Yahoo!, Inc. *                              481,719
                                                                 -------------
                                                                     6,242,352
                                                                 -------------

Oil & Gas  (1.3%):
                  16,865   Exxon Mobil Corp.                         1,005,154
                                                                 -------------
Pharmaceuticals  (5.3%):
                  18,382   Abbott Laboratories                         856,969
                   9,219   Genzyme Corp. *                             527,696
                  15,535   Gilead Sciences, Inc. *                     556,153
                  40,052   Pfizer, Inc.                              1,052,165
                   5,607   Shire Pharmaceuticals Group PLC,            192,208
                           ADR
                  23,538   Wyeth                                       992,833
                                                                 -------------
                                                                     4,178,024
                                                                 -------------

Retail  (14.1%):
                  19,293   The Coca-Cola Co.                           803,939
                  20,748   Dollar General Corp.                        454,589
                  11,514   J.C. Penney Company, Inc.                   597,807
                  36,470   Kohl's Corp. *                            1,882,946
                   6,544   PETsMART, Inc.                              188,140
                  12,905   Safeway, Inc. *                             239,130
                  23,858   Target Corp.                              1,193,377
                  23,513   The Gap, Inc.                               513,524
                   5,511   Tiffany & Co.#                              190,240
                  12,518   Tyco International, Ltd.                    423,108
                  19,277   W.W. Grainger, Inc.                       1,200,379
                  27,512   Wal-Mart Stores, Inc.                     1,378,626
                                                                 -------------
                                                                     9,065,805
                                                                 -------------

Technology  (1.6%):
                   9,202   CheckFree Corp. *#                          375,073
                  14,535   Novellus Systems, Inc. *                    388,520
                   6,524   Xilinx, Inc.                                190,697
                   6,438   Zebra Technologies Corp., Class A *         305,741
                                                                 -------------
                                                                     1,260,031
                                                                 -------------

Telecommunications  (4.1%):
                  11,000   Amdocs, Ltd. *                              312,400
                  30,988   Avaya, Inc. *#                              361,940
                  93,674   Cisco Systems, Inc. *                     1,675,828
                  16,150   EchoStar Communications Corp.,              472,388
                           Class A

                  25,417   Motorola, Inc.                              380,492
                                                                 -------------
                                                                     3,203,048
                                                                 -------------

Transportation  (5.3%):
                  63,573   AMR Corp. *#                                680,231
                  16,425   Burlington Northern Santa Fe Corp.          885,800
                   8,748   FedEx Corp.                                 821,875
                  21,100   JetBlue Airways Corp. *#                    401,744
                  20,009   Union Pacific Corp.                       1,394,627
                                                                 -------------
                                                                     4,184,277
                                                                 -------------

Travel & Entertainment  (3.0%):

                  11,224  Carnival Corp.                                             581,515
                  26,781  Royal Caribbean Cruises, Ltd. #                          1,196,843
                   9,870  Starwood Hotels & Resorts Worldwide, Inc.                  592,496
                                                                               -------------

                                                                                   2,370,854
                                                                               -------------

Utilities  (1.6%):

                  13,630  Emerson Electric Co.                                       884,996
                  10,973  QUALCOMM, Inc.                                             402,160
                                                                               -------------
                                                                                   1,287,156
                                                                               -------------

TOTAL COMMON STOCKS (COST $66,673,671)                                            69,290,721
                                                                               -------------

DEPOSIT ACCOUNT (6.6%):

               5,193,168  NTRS London Deposit Account                              5,193,168
                                                                               -------------
TOTAL DEPOSIT ACCOUNT (COST $5,193,168)                                            5,193,168
                                                                               -------------

INVESTMENT COMPANY  (4.8%):
                  32,238  Standard & Poor's Depositary                             3,804,084
                                                                               -------------
                          Receipt Trust Series 1 *#
TOTAL INVESTMENT COMPANY  (COST $3,655,606)                                        3,804,084
                                                                               -------------

COLLATERAL FOR SECURITIES ON LOAN (11.5%):
               9,030,262  Northern Trust Liquid Institutional Asset Portfolio      9,030,262
                                                                               -------------
TOTAL COLLATERAL FOR SECURITIES ON LOAN (COST $9,030,262)                          9,030,262
                                                                               -------------

TOTAL INVESTMENTS (COST $84,552,707) (a)   -   111.0%                          $  87,318,235
                                                                               =============

------------

Percentages noted above are based on net assets as of March 31, 2005.

* Non-income producing security.

# All or a portion of security is loaned as of March 31, 2005.

ADR - American Depository Receipt.

(a) Represents cost for financial reporting purposes, is substantially the same as federal income tax purposes, and differs from fair value by net unrealized appreciation on securities as follows:

Unrealized appreciation      $  4,571,143
Unrealized depreciation        (1,805,615)
                             ------------
Net unrealized appreciation  $  2,765,528
                             ============

SEE ACCOMPANYING NOTES TO THE SCHEDULES OF PORTFOLIO INVESTMENTS.

USALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
USAZ DREYFUS PREMIER SMALL CAP VALUE FUND
Schedule of Portfolio Investments                                 March 31, 2005
(Unaudited)

                                                                      FAIR
               SHARES                                                 VALUE
               ------                                              -----------
COMMON STOCKS  (100.4%):
Aerospace/Defense  (0.7%):
                   2,600   Moog, Inc., Class A *                   $   117,520
                  15,900   Orbital Sciences Corp. *#                   153,912
                                                                   -----------
                                                                       271,432
                                                                   -----------

Automotive  (2.0%):
                   5,100   Arctic Cat, Inc.                            138,006
                   5,200   Commercial Vehicle Group, Inc. *#           104,000
                   3,500   Cummins, Inc.#                              246,225
                   4,600   Sonic Automotive, Inc.                      104,466
                   6,300   Wabash National Corp.                       153,720
                                                                   -----------
                                                                       746,417
                                                                   -----------

Banking & Financial Services  (18.3%):
                   7,500   1st Source Corp.                            159,975
                   9,800   ACE Cash Express, Inc. *#                   222,950
                  14,700   AmericanWest Bancorporation *#              283,269
                  12,200   Asset Acceptance Capital Corp. *#           232,776
                   7,000   ASTA Funding, Inc.#                         148,190
                   6,800   BancorpSouth, Inc.#                         140,352
                   7,300   BankAtlantic Bancorp, Inc., Class A#        127,020
                  11,300   BankUnited Financial Corp., Class A*        303,518
                   6,700   Berkshire Hills Bancorp, Inc.               226,125
                   5,800   Capitol Bancorp, Ltd.#                      175,450
                   5,000   Citizens Banking Corp.                      146,800
                   9,300   Columbia Banking System, Inc.               220,875
                   6,400   CVB Financial Corp.                         116,096
                   3,100   Downey Financial Corp.                      190,743
                   5,400   First Charter Corp.                         121,986
                   1,650   First Citizens BancShares, Inc.,            241,527
                           Class A
                  11,100   First Niagara Financial Group, Inc.         146,631
                   3,700   FirstFed Financial Corp. *                  188,737
                  13,300   Franklin Bank Corp. *#                      229,425
                  13,200   Fremont General Corp.#                      290,268
                   6,800   Glacier Bancorp, Inc.                       207,400
                   3,200   iPayment Holdings, Inc. *                   135,040
                   9,900   Irwin Financial Corp.#                      227,898
                   4,900   Jefferies Group, Inc.                       184,632
                  10,200   KNBT Bancorp, Inc.                          156,060
                   7,800   Mainsource Financial Group, Inc.#           171,444
                   6,600   NCO Group, Inc. *#                          129,030
                  12,700   NewAlliance Bancshares, Inc.#               177,800
                   4,100   Provident Bankshares Corp.                  135,136
                  14,600   Provident Financial Services, Inc.          249,660
                   5,400   State Financial Services Corp.,             199,530
                           Class A#
                   4,100   TierOne Corp.                                96,350
                   7,300   Umpqua Holdings Corp.#                      170,455
                   7,000   United Bankshares, Inc.#                    231,980
                   6,800   United Community Banks, Inc.#               161,364
                   8,100   Watson Wyatt & Company                      220,320
                           Holdings
                   1,900   Westcorp                                     80,275
                     100   WSFS Financial Corp.                          5,256
                                                                   -----------
                                                                     6,852,343
                                                                   -----------

Chemicals  (2.3%):

                   4,900   Cabot Microelectronics Corp. *#           153,762
                   3,800   Cytec Industries, Inc.                    206,150
                   3,800   FMC Corp. *                               203,110
                   4,200   OM Group, Inc. *                          127,764
                  21,800   Terra Industries, Inc. *#                 169,168
                                                                   ---------
                                                                     859,954
                                                                   ---------

Computers  (3.4%):
                   8,300   Agilysys, Inc.#                           163,178
                   5,200   Intergraph Corp. *#                       149,812
                  13,100   Interwoven, Inc. *                        102,049
                  10,200   MRO Software, Inc. *                      143,106
                   4,500   MTS Systems Corp.                         130,635
                  22,600   Novell, Inc. *#                           134,696
                  17,200   Perot Systems Corp., Class A *            231,168
                   8,000   Quest Software, Inc. *#                   110,720
                  16,800   Tier Technologies, Inc., Class B *        123,816
                                                                   ---------
                                                                   1,289,180
                                                                   ---------

Construction  (3.3%):
                   3,400   Beazer Homes USA, Inc.#                   169,524
                   5,600   Dominion Homes, Inc. *#                    94,808
                   3,200   Eagle Materials, Inc.#                    259,008
                   2,100   M/I Homes, Inc.#                          102,753
                   8,500   URS Corp. *                               244,375
                   6,800   USG Corp. *#                              225,488
                   5,300   WCI Communities, Inc. *#                  159,424
                                                                   ---------
                                                                   1,255,380
                                                                   ---------

E-Commerce  (1.0%):
                   8,900   Digital Insight Corp. *#                  145,960
                  21,300   SupportSoft, Inc. *                       112,464
                   4,700   WebEx Communications, Inc. *              101,473
                                                                   ---------
                                                                     359,897
                                                                   ---------

Electronics  (4.1%):
                   7,500   Actel Corp. *                             115,350
                  41,000   Applied Micro Circuits Corp. *            134,890
                  12,400   Audiovox Corp., Class A *                 157,976
                   6,500   Benchmark Electronics, Inc. *             206,895
                   3,700   Cymer, Inc. *                              99,049
                   4,500   Engineered Support Systems, Inc.          240,840
                  13,800   Entegris, Inc. *#                         136,482
                   8,500   Exar Corp. *                              113,900
                   6,800   Helix Technology Corp.                    105,196
                   8,900   OmniVision Technologies, Inc. *#          134,835
                   4,300   PalmOne, Inc. *#                          109,134
                                                                   ---------
                                                                   1,554,547
                                                                   ---------

Food  (0.6%):
                   6,100   Pilgrim's Pride Corp.#                    217,892
                                                                   ---------
Health Care  (5.1%):
                   8,000   Amedisys, Inc. *#                         242,000
                   5,200   ArthroCare Corp. *#                       148,200
                   3,200   Haemonetics Corp. *                       134,912
                   6,400   Kindred Healthcare, Inc. *#               224,640
                  12,000   Medical Action Industries, Inc. *#        226,800
                   2,800   Molina Healthcare, Inc. *                 129,052
                   4,600   Omnicare, Inc.                            163,070
                   3,300   Pediatrix Medical Group, Inc. *           226,347
                   5,300   RehabCare Group, Inc. *                   152,163
                   2,100   The Cooper Companies, Inc.                153,090
                   5,700   VistaCare, Inc., Class A *#               116,679
                                                                   ---------
                                                                   1,916,953
                                                                   ---------

Insurance  (4.9%):
                  25,200   American Equity Investment Life           322,308
                           Holding Co.#
                   5,400   Amerus Group Co.#                         255,150
                   6,500   Arch Capital Group, Ltd. *                260,260

                   2,600   Delphi Financial Group, Inc., Class A     111,800

                   4,700   Great American Financial                   79,618
                           Resources, Inc.
                   4,700   Odyssey Re Holdings Corp.#                117,688
                  10,500   Ohio Casualty Corp. *                     241,290
                  13,000   Phoenix Companies, Inc.#                  166,140
                   4,500   Platinum Underwriter Holdings, Ltd.       133,650
                   4,500   PMI Group, Inc.                           171,045
                                                                   ---------
                                                                   1,858,949
                                                                   ---------

Manufacturing  (7.4%):
                   3,000   AptarGroup, Inc.                          155,940
                   7,400   Arch Chemicals, Inc.                      210,678
                  22,500   Axcelis Technologies, Inc. *              164,250
                   8,800   Checkpoint Systems, Inc. *                148,544
                   3,300   CLARCOR, Inc.                             171,468
                   8,800   Enpro Industries, Inc. *                  242,000
                   4,300   Georgia Gulf Corp.                        197,714
                   6,400   Grant Prideco, Inc. *                     154,624
                  12,500   Kadant, Inc. *                            231,875
                   5,600   Kennametal, Inc.                          265,944
                  11,000   Lance, Inc.                               176,770
                   5,600   Sonoco Products Co.                       161,560
                   5,500   Timken Co.                                150,370
                   6,200   Tredegar, Inc.                            104,532
                   3,200   Wabtec Corp.                               65,568
                   7,100   Water Pik Technologies, Inc. *            139,870
                                                                   ---------
                                                                   2,741,707
                                                                   ---------

Media  (1.3%):
                  11,900   Citadel Broadcasting Corp. *#             163,387
                  17,000   Entravision Communications Corp.,         150,790
                           Class A *
                  10,800   Readers Digest Association, Inc.          186,948
                                                                   ---------
                                                                     501,125
                                                                   ---------

Metals/Mining  (2.8%):
                   3,700   Carpenter Technology Corp.                219,817
                   4,200   Commercial Metals Co.#                    142,338
                   7,700   Gibraltar Industries, Inc.                168,938
                   2,300   Massey Energy Co.#                         92,092
                   3,000   Mueller Industries, Inc.                   84,450
                   8,700   Oregon Steel Mills, Inc. *                200,100
                  14,500   Stillwater Mining Co. *                   142,825
                                                                   ---------
                                                                   1,050,560
                                                                   ---------

Oil/Gas  (9.1%):
                   9,800   Atmos Energy Corp.                        264,600
                   3,700   Cimarex Energy Co. *#                     144,300
                   2,800   Cooper Cameron Corp. *                    160,188
                   4,100   Dril-Quip, Inc.                           126,034
                  14,900   Edge Petroleum Corp. *                    246,744
                  11,700   Harvest Natural Resources, Inc. *#        139,113
                   2,000   Houston Exploration Co. *                 113,900
                   8,900   Key Energy Services, Inc. *               102,083
                   5,200   National Fuel Gas Co.                     148,668
                   8,400   Plains Exploration & Production Co. *#    293,160
                   4,500   Pogo Producing Co.                        221,580
                   6,200   Remington Oil & Gas  Corp. *              195,424
                   4,200   Rowan Companies, Inc.                     125,706
                   6,900   Southern Union Co. *                      173,259
                   3,000   Spinnaker Exploration Co. *               106,590
                   2,500   St. Mary Land & Exploration Co.           125,125
                   4,700   Steel Technologies, Inc.#                 112,753
                   6,800   Tesoro Petroleum Corp. *                  251,736
                   4,200   Todco, Class A *#                         108,528
                   5,700   Universal Compression Holdings,
                           Inc. *                                    215,859
                                                                   ---------

                                                                                3,375,350
                                                                                ---------
Paper and Forest Products (0.6%):
                      16,500   Wausau-Mosinee Paper Corp.                         233,310
                                                                                ---------
Pharmaceuticals (1.6%):
                      13,300   Abgenix, Inc. *#                                    93,100
                       3,300   MGI Pharma, Inc. *#                                 83,391
                       9,200   NBTY, Inc. *                                       230,828
                       9,300   Perrigo Co.*#                                      178,095
                                                                                ---------
                                                                                  585,414
                                                                                ---------

Real Estate (2.8%):
                       1,200   Avatar Holdings, Inc. *#                            56,220
                       5,700   Health Care REIT, Inc.                             182,400
                       4,300   LandAmerica Financial Group, Inc.                  215,129
                      22,000   Meristar Hospitality Corp. *                       154,000
                       5,200   New Century Financial Corp.                        243,464
                       7,200   Newcastle Investment Corp.                         213,120
                                                                                ---------
                                                                                1,064,333
                                                                                ---------

Real Estate Investment Trusts  (5.5%):
                       2,800   Camden Property Trust                              131,684
                       6,500   Colonial Properties Trust #                        249,665
                       7,500   Corporate Office Properties                        198,600
                      14,500   Highland Hospitality Corp.                         150,075
                      14,500   Impac Mortgage Holdings, Inc. #                    278,110
                       7,900   Lexington Corporate Properties Trust               173,326
                       7,900   Maguire Properties, Inc.                           188,652
                       5,300   Pennsylvania Real Estate                           213,696
                               Investment Trust
                       4,500   Regency Centers Corp.                              214,335
                       7,700   Trizec Properties, Inc.                            146,300
                       5,600   Ventas, Inc.                                       139,776
                                                                                ---------
                                                                                2,084,219
                                                                                ---------

Retail (10.3%):
                       7,000   Airgas, Inc.                                       167,230
                       6,200   Cato Corp. #                                       199,950
                      12,700   Cedar Shopping Centers, Inc.                       180,848
                       6,100   Chiquita Brands International, Inc.                163,358
                       9,000   Claire's Stores, Inc.                              207,360
                       7,900   Credence Systems Corp. *#                           62,489
                       5,600   Deckers Outdoor Corp. *#                           200,144
                       3,700   Flowers Foods, Inc.                                104,377
                       9,500   Goody's Family Clothing, Inc. #                     85,785
                       3,900   Hughes Supply, Inc.                                116,025
                       7,200   K-Swiss, Inc., Class A                             237,816
                      13,700   K2, Inc. *#                                        188,375
                       8,700   Landry's Restaurants, Inc.                         251,604
                       7,400   Marvel Enterprises, Inc. *                         148,000
                       7,400   MSC Industrial Direct Company,                     226,144
                               Inc., Class A
                       4,000   Nash Finch Co. #                                   151,960
                       4,300   Pacific Sunwear of California, Inc. *              120,314
                       5,000   RARE Hospitality International, Inc. *             154,400
                      10,600   Ruby Tuesday, Inc. #                               257,474
                       4,000   School Specialty, Inc. * #                         156,640
                       8,000   Tempur-Pedic International, Inc. *#                149,280
                       6,500   Thomas Nelson, Inc.                                153,725
                       6,100   Too, Inc. *                                        150,487
                                                                                ---------
                                                                                3,833,785
                                                                                ---------

Services (4.1%):
                      31,000   Century Business Services, Inc. *                  127,100
                      10,800   Cornell Corrections, Inc. *                        136,080
                       6,900   eFunds Corp. *                                     154,008
                      11,800   Healthcare Services Group, Inc. #                  286,150
                       6,300   Maximus, Inc.                                      210,987

                      17,200   Modis Professional Services *                      180,772
                      11,900   Polycom, Inc. *                                    201,705
                       4,200   SafeNet, Inc. *                                    123,102
                       4,900   Volt Information Sciences, Inc. *                  118,335
                                                                             ------------
                                                                                1,538,239
                                                                             ------------

Telecommunications (2.4%):
                      18,500   C-Cor.net Corp. *                                  112,480
                      15,500   Corillian Corp. *                                   53,940
                      13,500   DoubleClick, Inc. *                                103,950
                       9,400   Gray Television, Inc.                              136,018
                       4,000   Leap Wireless International, Inc. *                104,200
                      24,000   Premiere Global Services, Inc. *                   271,680
                      21,700   Skyworks Solutions, Inc. *                         137,795
                                                                             ------------
                                                                                  920,063
                                                                             ------------

Transportation (1.5%):
                       6,600   Covenant Transport, Inc., Class A *                116,160
                       5,100   Overnite Corp.                                     163,149
                      11,500   U.S. Xpress Enterprises, Inc., Class A *           188,025
                       2,300   Usf Corp.                                          110,998
                                                                             ------------
                                                                                  578,332
                                                                             ------------

Travel & Entertainment (0.4%):
                       5,500   Aztar Corp. *                                      157,080
                                                                             ------------
Utilities (4.6%):
                       9,800   Alliant Energy Corp.                               262,444
                       9,600   Avista Corp.                                       168,000
                       4,000   Black Hills Corp.                                  132,280
                      10,700   Cleco Corp.                                        227,910
                       7,000   Great Plains Energy, Inc. #                        214,060
                       8,100   MDU Resources Group, Inc.                          223,722
                       5,600   New Jersey Resources Corp.                         243,768
                      10,900   Piedmont Natural Gas Company, Inc.                 251,136
                                                                             ------------
                                                                                1,723,320
                                                                             ------------

Waste Management (0.3%):
                      16,500   Allied Waste Industries, Inc. *                    120,615
                                                                             ------------
TOTAL COMMON STOCKS (COST $37,149,265)                                         37,690,396
                                                                             ------------

DEPOSIT ACCOUNT (2.1%):
                     797,252   TNT Offshore Deposit Account                       797,252
                                                                             ------------
TOTAL DEPOSIT ACCOUNT (COST $797,252)                                             797,252
                                                                             ------------

COLLATERAL FOR SECURITIES ON LOAN (22.8%):
                   8,579,051   Northern Trust Liquid Institutional
                                Asset Portfolio                                 8,579,051
                                                                             ------------
TOTAL COLLATERAL FOR SECURITIES ON LOAN (COST $8,579,051)                       8,579,051
                                                                             ------------

TOTAL INVESTMENTS (COST $46,525,568) (a)   -   125.3%                        $ 47,066,699
                                                                             ============

------------

Percentages noted above are based on net assets as of March 31, 2005.

*     Non-income producing security.

#     All or a portion of security is loaned as of March 31, 2005.

(a) Represents cost for financial reporting purposes, is substantially the same as federal income tax purposes, and differs from fair value by net unrealized appreciation on securities as follows:

Unrealized appreciation                       $    1,734,649
Unrealized depreciation                           (1,193,518)
                                              --------------
Net unrealized appreciation                   $      541,131
                                              ==============

SEE ACCOMPANYING NOTES TO THE SCHEDULES OF PORTFOLIO INVESTMENTS.

USALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
USAZ LEGG MASON VALUE FUND
Schedule of Portfolio Investments                                March 31, 2005
(Unaudited)

                  SHARES                                                    FAIR VALUE
                  ------                                                   ------------
COMMON STOCKS (98.3%):
Banking & Financial Services  (15.8%):
                      29,600   Capital One Financial Corp.                 $  2,213,192
                      88,500   Citigroup, Inc.                                3,977,190
                      95,600   Countrywide Financial Corp.                    3,103,176
                      88,000   JPMorgan Chase & Co.                           3,044,800
                      32,800   MGIC Investment Corp.                          2,022,776
                      70,100   Washington Mutual, Inc.                        2,768,950
                                                                           ------------
                                                                             17,130,084
                                                                           ------------

Computers (10.4%):
                      46,200   Cisco Systems, Inc. *                            826,518
                      53,400   Electronic Arts, Inc. *                        2,765,052
                      13,800   Google, Inc., Class A *#                       2,491,038
                      19,100   International Business Machines Corp.          1,745,358
                      38,600   Intuit, Inc. *                                 1,689,522
                      72,400   Seagate Technology                             1,415,420
                      12,500   Yahoo!, Inc. *                                   423,750
                                                                           ------------
                                                                             11,356,658
                                                                           ------------
E-Commerce  (12.2%):
                     154,900   Amazon.com, Inc. *#                            5,308,423
                      79,200   eBay, Inc. *                                   2,950,992
                     224,100   IAC/InterActive Corp. *#                       4,990,707
                                                                           ------------
                                                                             13,250,122
                                                                           ------------
Health Care  (16.3%):
                      62,800   Aetna, Inc.                                    4,706,860
                      31,800   Health Net, Inc. *#                            1,040,178
                      99,600   Humana, Inc. *                                 3,181,224
                      84,900   McKesson Corp.                                 3,204,975
                      42,700   Pfizer, Inc.                                   1,121,729
                      47,200   UnitedHealth Group, Inc.                       4,501,936
                                                                           ------------
                                                                             17,756,902
                                                                           ------------
Insurance  (1.8%):
                      52,800   The St. Paul Travelers Companies, Inc.         1,939,344
                                                                           ------------

Manufacturing (10.2%):
                     111,600   Eastman Kodak Co. #                            3,632,580
                     220,500   Tyco International, Ltd.                       7,452,900
                                                                           ------------
                                                                             11,085,480
                                                                           ------------

Media (8.0%):
                      38,400   Comcast Corp., Class A *                       1,297,152
                     183,800   DIRECTV Group, Inc. *                          2,650,396
                     130,900   Time Warner, Inc. *                            2,297,295
                     220,000   WPP Group plc                                  2,503,232
                                                                           ------------
                                                                              8,748,075
                                                                           ------------

Retail/Wholesale (5.8%):
                      76,600   Albertson's, Inc. #                            1,581,790
                      65,400   Home Depot, Inc.                               2,500,896
                      43,300   Kroger Co. *                                     694,099
                      11,500   Sears Holdings Corp. *#                        1,531,455
                                                                           ------------
                                                                              6,308,240
                                                                           ------------

Telecommunications (10.0%):

                     285,900   Nextel Communications Inc., Class  A *         8,125,278

                     728,000   Qwest Communications                           2,693,600
                                                                           ------------
                               International, Inc. *#

                                                                             10,818,878
                                                                           ------------
Utilities (7.8%):
                     341,400   AES Corp. *                                    5,592,132
                      99,500   Waste Management, Inc.                         2,870,575
                                                                           ------------
                                                                              8,462,707
                                                                           ------------
TOTAL COMMON STOCKS (COST $100,932,033)                                     106,856,490
                                                                           ------------

DEPOSIT ACCOUNT (3.5%):
                   3,782,135   NTRS London Deposit Account                    3,782,135
                                                                           ------------
TOTAL DEPOSIT ACCOUNT (COST $3,782,135)                                       3,782,135
                                                                           ------------

COLLATERAL FOR SECURITIES ON LOAN (14.4%):
                   15,605,554  Northern Trust Liquid Institutional
                               Asset Portfolio                               15,605,554
                                                                           ------------
TOTAL COLLATERAL FOR SECURITIES ON LOAN (COST $15,605,554)                   15,605,554
                                                                           ------------

TOTAL INVESTMENTS (COST $120,319,722) (a)   -   116.2%                     $126,244,179
                                                                           ============

--------------

Percentages noted above are based on net assets as of March 31, 2005.

*     Non-income producing security.

#     All or a portion of security is loaned as of March 31, 2005.

(a) Represents cost for financial reporting purposes, is substantially the same as federal income tax purposes, and differs from fair value by net unrealized appreciation on securities as follows:

Unrealized appreciation                  $        8,885,583
Unrealized depreciation                          (2,961,126)
                                         ------------------
Net unrealized appreciation              $        5,924,457
                                         ==================

      The following represents the concentrations by country as of March 31, 2005 based upon the total fair value of investments.

    COUNTRY     PERCENTAGE
--------------  ----------
United States        97.7%
United Kingdom        2.3%
                    -----
                    100.0%
                    -----

SEE ACCOMPANYING NOTES TO THE SCHEDULES OF PORTFOLIO INVESTMENTS.

USALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
USAZ MONEY MARKET FUND
Schedule of Portfolio Investments                                 March 31, 2005
(Unaudited)

PRINCIPAL                                                                                  AMORTIZED
 AMOUNT                                                                                      COST
----------------------------------                                                     ----------------
CERTIFICATES OF DEPOSIT (3.0%):
Banking/Financial Services (3.0%):
                        7,320,000    Barclays Bank plc, 3.03%, 6/30/05                 $      7,320,000
                        2,000,000    Lasalle National Bank, 2.76%, 5/3/05                     2,000,000
                                                                                       ----------------
TOTAL CERTIFICATES OF DEPOSIT (COST $9,320,000)                                               9,320,000
                                                                                       ----------------

COMMERCIAL PAPER (b) (62.9%):
Banking/Financial Services (52.8%):
                        5,975,000    Amsterdam Funding Corp., 2.84%, 4/12/05 (c)              5,969,888

                        7,000,000    Bank of America Corp., 2.71%, 5/4/05                     6,982,868

                        4,000,000    Bank of America Corp., 2.73%, 5/10/05                    3,988,343

                        2,000,000    Bear Stearns Companies, Inc., 3.05%, 6/21/05             1,986,455

                        3,000,000    Bear Stearns Companies, Inc., 3.05%, 6/22/05             2,979,432

                        6,000,000    Cafco, LLC, 3.01%, 6/3/05 (c)                            5,968,815

                        4,653,000    CBA (Delaware) Finance, Inc., 2.71%, 4/4/05              4,651,965

                        3,000,000    CBA (Delaware) Finance, Inc., 3.05%, 6/30/05             2,977,425

                       12,440,000    Citigroup, Inc., 2.85%, 5/3/05                          12,408,928

                        4,000,000    Danske Corp., 3.02%, 6/20/05                             3,973,511

                        3,400,000    DNB NOR ASA, 2.84%, 4/25/05                              3,393,653

                          803,000    DNB NOR ASA, 2.82%, 5/9/05                                 800,644

                       12,000,000    Falcon Asset Securitization, 2.84%, 4/25/05 (c)         11,977,600

                        5,000,000    Fcar Owner Trust, 2.89%, 5/5/05                          4,986,542

                        3,794,000    Fortis Funding, LLC, 2.84%, 4/22/05 (c)                  3,787,803

                        8,811,000    General Electric Captial Corp., 2.97%, 8/15/05           8,713,472

                        1,500,000    HBOS Treasury Services plc, 2.84%, 4/26/05               1,497,083

                        4,652,000    Market Street Funding Corp., 2.82%, 4/14/05 (c)          4,647,322

                        5,042,000    Market Street Funding Corp., 2.84%, 4/18/05 (c)          5,035,333

                        2,000,000    Natexis Banques, 2.72%, 4/29/05                          1,995,831

                       10,000,000    Norddeutche Landesbank Luxembourg SA, 2.85%, 5/3/05 (c)    9,975,022

                        2,400,000    Nordea North America, Inc., 2.84%, 4/25/05                 2,395,520

                       10,000,000    Old Line Funding Corp., 2.82%, 5/2/05 (c)                  9,976,061

                       10,184,000    Preferred Receivables Funding, 2.84%, 4/21/05 (c)         10,168,158

                        4,321,000    Preferred Receivables Funding, 2.84%, 5/3/05 (c)           4,310,246

                        2,167,000    Sheffield Receivables Corp., 2.84%, 4/20/05 (c)            2,163,798

                        1,125,000    Sheffield Receivables Corp., 2.84%, 4/21/05 (c)            1,123,250

                        1,244,000    SPINTAB Swedmortgage, 2.84%, 4/26/05                       1,241,581

                        5,000,000    St George Bank, Ltd., 2.78%, 5/3/05 (c)                    4,987,822

                        1,100,000    Svenska Handelsbanken AB, 2.84%, 5/3/05                    1,097,262

                        1,399,000    Tulip Funding Corp., 2.84%, 4/29/05 (c)                    1,395,953

                        5,125,000    Westpac Capital Corp., 2.84%, 4/25/05                      5,115,433

                        4,500,000    Windmill Funding Corp., 2.84%, 4/19/05                     4,493,700

                        8,475,000    Windmill Funding Corp., 2.84%, 4/20/05 (c)                 8,462,476
                                                                                              -----------
                                                                                              165,629,195
                                                                                              -----------
Insurance (9.3%):

                        8,071,000    Ing American Insurance Holdings, 2.84%, 4/21/05            8,058,445

                        6,000,000    Prudential plc, 2.61%, 4/11/05 (c)                         5,995,706

                       12,000,000    Santander Central Hispano, 2.71%, 4/1/05                  12,000,000

                        2,713,000    Swiss RE Financial Products, 2.65%, 4/13/05 (c)            2,710,640

                          506,000    Swiss RE Financial Products, 2.98%, 8/8/05 (c)               500,669
                                                                                              -----------
                                                                                               29,265,460
                                                                                              -----------
Pharmaceuticals (0.8%):

                        2,600,000    Pfizer, Inc., 2.81%, 5/3/05 (c)                            2,593,598
                                                                                              -----------
TOTAL COMMERCIAL PAPER (COST $197,488,253)                                                    197,488,253
                                                                                              -----------
CORPORATE BONDS (25.9%):

Banking/Financial Services (22.7%):

                        1,000,000    American Express Credit, 2.83%, 9/30/05*                   1,000,141

                        5,000,000    American Express Credit, 2.86%, 4/5/06*                    5,004,223

                          150,000    Barnett Banks, Inc., 6.90%, 9/1/05                           152,512

                        8,000,000    Caterpillar Financial Services, Inc., 4.38%, 6/15/05        8,027,448

                       10,000,000    Comerica Bank, 2.93%, 6/7/05*                              10,003,741

                        5,000,000    Fifth Third Bank, 2.71%, 11/14/05*                          4,997,565

                          978,000    FleetBoston Financial Corp., 7.25%, 9/15/05                   997,361

                        2,544,212    Ford Credit Auto Owner Trust, 2.62%, 9/15/05                2,544,212

                        6,000,000    Goldman Sachs Group, Inc., 3.16%, 3/15/06*                  6,001,826

                        5,000,000    Merrill Lynch & Co., 2.75%, 3/3/06*                         5,000,000

                        3,200,000    Merrill Lynch & Co., 3.40%, 6/13/05*                        3,202,620

                        5,000,000    Morgan Stanley, 2.89%, 3/27/06*                             5,000,000

                       10,000,000    Suntrust Bank Atlanta, 2.94%, 12/12/05*                     9,997,061

                          500,000    US Bank NA, 2.95%, 12/5/05*                                   500,017

                        8,750,000    Wells Fargo Financial, 3.10%, 9/12/05*                      8,754,490
                                                                                           ---------------
                                                                                                71,183,217
                                                                                           ---------------
Insurance (3.2%):
                       10,000,000    Irish Life & Permanent plc, 2.85%, 4/21/06 * (c)            9,998,721
                                                                                           ---------------
TOTAL CORPORATE BONDS (COST $81,181,938)                                                        81,181,938
                                                                                           ---------------
DEPOSIT ACCOUNT (0.0%):
                              786    TNT Offshore Deposit Account                                      786
                                                                                           ---------------
TOTAL DEPOSIT ACCOUNT (COST $786)                                                                      786
                                                                                           ---------------
U.S. GOVERNMENT SPONSORED ENTERPRISES (8.3%):
Federal Home Loan Mortgage Corporation (1.6%):

                        5,000,000    2.94%, 11/28/05 (b)                                         4,902,931
                                                                                           ---------------
Federal National Mortgage Association (6.7%):

                       10,000,000    2.63%, 9/7/06*                                              9,989,327
                       11,000,000    1.94%, 4/29/05 (b)                                         10,983,616
                                                                                           ---------------
                                                                                                20,972,943
                                                                                           ---------------
TOTAL U.S. GOVERNMENT SPONSORED ENTERPRISES (COST $25,875,874)                                  25,875,874
                                                                                           ---------------

TOTAL INVESTMENTS (COST $313,866,851) (a)   -   100.1%                                     $   313,866,851
                                                                                           ===============

----------------

Percentages noted above are based on net assets as of March 31, 2005.

* Variable rate security. The rate presented represents the rate in effect at March 31, 2005. The date presented represents the maturity date.

(a)   Also represents cost for federal tax purposes.

(b)   The rates presented represent the effective yields at March 31, 2005.

(c) Rule 144A, Sector 4(2) or other security which is restricted as to resale to institutional investors. The manager has deemed these securities to be liquid based on procedures approved by the Board of Trustees.

SEE ACCOMPANYING NOTES TO THE SCHEDULES OF PORTFOLIO INVESTMENTS.

USALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
USAZ OPPENHEIMER EMERGING GROWTH FUND
Schedule of Portfolio Investments                                 March 31, 2005
(Unaudited)

                                                                                      FAIR
SHARES                                                                                VALUE
----------------------------------                                               ---------------
COMMON STOCKS (97.1%):
Advertising (1.9%):

                           50,900    Marchex, Inc., Class B * #                  $       948,776
                           55,560    Ventiv Health, Inc. *                             1,277,880
                                                                                 ---------------
                                                                                       2,226,656

Banking/Financial Services (2.5%):

                           50,000    Euronet Worldwide, Inc. *                         1,427,500
                           40,600    Hanmi Financial Corp.                               671,930
                            3,000    International Securities Exchange, Inc. *            78,000
                           21,700    PrivateBancorp, Inc.                                681,597
                                                                                 ---------------
                                                                                       2,859,027
                                                                                 ---------------

Computers (17.6%):

                           85,070    Aladdin Knowledge Systems *                       1,933,640
                           16,380    Cognos, Inc. *                                      686,977
                           30,000    Digital River, Inc. *                               934,800
                           37,900    F5 Networks, Inc. *                               1,913,570
                           96,500    FalconStor Software, Inc. * #                       576,105
                           20,920    Global Payments, Inc.                             1,349,131
                           25,000    Hutchinson Technology, Inc. *                       869,500
                           23,000    Hyperion Solutions Corp. *                        1,014,530
                           57,000    M-Systems Flash Disk Pioneers, Ltd. * #           1,256,280
                           55,250    Macromedia, Inc. *                                1,850,875
                           11,350    Netease.com, Inc., ADR * #                          547,184
                           63,400    Niku Corp. *                                      1,144,370
                           60,000    Packeteer, Inc. *                                   923,400
                           28,220    SRA International, Inc., Class A *                1,700,255
                           50,400    Synaptics, Inc. *                                 1,169,280
                           45,000    TransAct Technologies, Inc. * #                     450,450
                           71,300    Wind River Systems, Inc. *                        1,075,204
                           66,050    Witness Systems, Inc. *                           1,159,178
                                                                                 ---------------
                                                                                      20,554,729
                                                                                 ---------------
E-Commerce (5.3%):

                           54,940    Bottomline Technologies, Inc. *                     716,967
                           20,300    Ctrip.com International, Ltd., ADR *                768,355
                           18,000    Equinix, Inc. *                                     762,120
                           47,670    Infospace, Inc. *                                 1,946,365
                           48,160    Jupitermedia Corp. *                                746,962
                           96,730    Openwave Systems, Inc. *                          1,179,139
                                                                                 ---------------
                                                                                       6,119,908
                                                                                 ---------------
Educational Services (0.7%):

                           22,700    Bright Horizons Family Solutions, Inc. *            765,898
                                                                                 ---------------
Electronics (10.1%):

                           53,360    Energy Conversion Devices, Inc. * #               1,212,873
                           48,780    Integrated Device Technology, Inc. *                586,823
                          100,320    Microsemi Corp. *                                 1,634,213
                          127,800    MIPS Technologies, Inc. *                         1,469,700
                           61,340    ON Semiconductor Corp. *                            242,293
                           51,100    Sigmatel, Inc. *                                  1,912,672
                           72,500    Silicon Image, Inc. *                               729,350
                          131,140    Skyworks Solutions, Inc. *                          832,739

                           25,000    Tessera Technologies, Inc. *                  1,080,750
                           39,670    Trident Microsystems *                          701,366
                           39,380    Trimble Navigation, Ltd. *                    1,331,438
                                                                                  ----------
                                                                                  11,734,217
                                                                                  ----------
Health Care (7.3%):

                           35,900    Amedisys, Inc. *                              1,085,975
                           20,000    American Healthways, Inc. * #                   660,400
                           62,000    AngioDynamics, Inc. *                         1,134,600
                           25,760    Gen-Probe, Inc. *                             1,147,866
                           39,995    Immucor, Inc. *                               1,207,449
                           12,750    INAMED Corp. *                                  890,970
                          110,000    PainCare Holdings, Inc. * #                     550,000
                           26,150    Psychiatric Solutions, Inc. * #               1,202,900
                           20,500    WellCare Health Plans, Inc. *                   624,430
                                                                                  ----------
                                                                                   8,504,590
                                                                                  ----------
Manufacturing (2.5%):

                           75,000    Evergreen Solar, Inc. *                         530,250
                           14,300    JLG Industries, Inc.                            308,165
                           33,475    Joy Global, Inc.                              1,173,634
                           25,200    Micros Systems, Inc. *                          925,092
                                                                                  ----------
                                                                                   2,937,141
                                                                                  ----------
Media (4.6%):

                           31,440    Avid Technology, Inc. * #                     1,701,533
                           29,910    Central Eurpoean Media Enterprises,           1,479,349
                                     Ltd., Class A *

                          228,810    Imax Corp. * #                                2,114,204
                                                                                  ----------
                                                                                   5,295,086
                                                                                  ----------
Medical Equipment & Supplies (2.8%):

                           23,780    ArthroCare Corp. * #                            677,730
                            2,200    Symmetry Medical, Inc. *                         41,844
                           43,000    Ventana Medical Systems, Inc. *               1,610,780
                           60,320    Vital Images, Inc. * #                          910,832
                                                                                  ----------
                                                                                   3,241,186
                                                                                  ----------
Oil/Gas (3.8%):

                           12,530    Arlington Tankers, Ltd.                         294,455
                            9,400    Atwood Oceanics, Inc. *                         625,476
                           38,600    Core Laboratories NV *                          990,862
                           69,500    Pioneer Drilling Co. *                          957,015
                           25,600    Range Resources Corp. #                         598,016
                           35,000    Todco, Class A *                                904,400
                                                                                  ----------
                                                                                   4,370,224
                                                                                  ----------
Pharmaceuticals (7.3%):

                           77,860    Able Laboratories, Inc. *                     1,826,596
                          124,200    Arena Pharmaceuticals, Inc. * #                 627,210
                           34,200    Bone Care International, Inc. *                 887,148
                            2,700    Conor Medsystems, Inc. *                         43,983
                           32,860    DOV Pharmaceutical, Inc. * #                    449,525
                           37,940    Martek Biosciences Corp. * #                  2,207,728
                           55,000    Nektar Therapeutic * #                          766,700
                           26,500    SFBC International, Inc. *                      933,860
                           56,550    VaxGen, Inc. * #                                712,530
                                                                                  ----------
                                                                                   8,455,280
                                                                                  ----------
Retail/Wholesale (11.6%):

                           34,600    American Eagle Outfitters, Inc.               1,022,430
                           29,000    Bebe Stores, Inc.                               984,550
                           28,000    Build-A-Bear-Workshop, Inc. * #                 858,200
                           24,780    Deckers Outdoor Corp. * #                       885,637
                           38,200    Design Within Reach, Inc. *                     601,077
                           14,000    Hansen Natural Corp. *                          840,980
                           22,600    MarineMax, Inc. *                               704,668
                           53,000    NuCo2, Inc. *                                 1,393,900
                           19,150    P.F. Chang's China Bistro, Inc. * #           1,145,170
                           38,100    Parlux Fragrances, Inc. * #                     824,865
                           61,980    Quiksilver, Inc. * #                          1,799,279
                           50,920    The Children's Place Retail Stores, Inc. *    2,431,431
                                                                                  ----------
                                                                                  13,492,187
                                                                                  ----------

Services (7.0%):

                           19,000    Chemed Corp.                                           1,453,120
                           78,280    Greenfield Online, Inc. *                              1,538,202
                           36,680    Laureate Education, Inc. *                             1,569,537
                           30,890    PRA International *                                      831,868
                           25,520    Resources Connection, Inc. * #                           534,134
                           52,090    Shuffle Master, Inc. * #                               1,508,526
                           25,000    WCI Communities, Inc. *                                  752,000
                                                                                       --------------
                                                                                            8,187,387
                                                                                       --------------
Telecommunications (4.2%):

                           76,450    AudioCodes, Ltd. * #                                     860,827
                           38,090    Digi International, Inc. *                               522,595
                           25,880    InPhonic, Inc. * #                                       587,864
                           75,030    Ixia *                                                 1,334,784
                           17,790    J2 Global Communications, Inc. * #                       610,375
                           33,550    Shanda Interactive Entertainment, Ltd., ADR * #        1,013,210
                                                                                       --------------
                                                                                            4,929,655
                                                                                       --------------
Transportation (3.1%):

                           24,100    Forward Air Corp.                                      1,026,177
                           14,000    HUB Group, Inc., Class A *                               877,380
                           33,360    OMI Corp.                                                638,844
                            2,833    Ship Finance International, Ltd.                          57,510
                            3,900    Universal Truckload Services, Inc. *                      82,290

                           12,850    UTI Worldwide, Inc.                                      892,433
                                                                                       --------------
                                                                                            3,574,634
                                                                                       --------------
Travel/Entertainment (4.8%):

                           88,300    Mikohn Gaming Corp. *                                  1,109,048
                           38,300    Orient-Express Hotel, Ltd., Class A                      999,630
                           28,760    Penn National Gaming, Inc. *                             844,969
                           81,800    Scientific Games Corp., Class A *                      1,869,130
                          135,000    Youbet.com, Inc. *                                       791,100
                                                                                       --------------
                                                                                            5,613,877
                                                                                       --------------
TOTAL COMMON STOCKS (COST $102,024,674)                                                   112,861,682
                                                                                       --------------

COLLATERAL FOR SECURITIES ON LOAN (22.1%):

                         25,742,195    Allianz Dresdner Daily Asset Fund (b)               25,742,195
                                                                                       --------------
TOTAL COLLATERAL FOR SECURITIES ON LOAN (COST $25,742,195)                                 25,742,195
                                                                                       --------------

TOTAL INVESTMENTS (COST $127,766,869) (a)   -   119.2%                                 $  138,603,877
                                                                                       ==============

----------------

Percentages noted above are based on net assets as of March 31, 2005.

*     Non-income producing security.

#     All or a portion of security is loaned as of March 31, 2005.

ADR - American Depository Receipt.

(a) Represents cost for financial reporting purposes, is substantially the same as federal income tax purposes, and differs from fair value by net unrealized appreciation on securities as follows:

(b)   Represents an investment in an affiliate.

Unrealized appreciation       $  14,444,492
Unrealized depreciation          (3,607,484)
                              -------------
Net unrealized appreciation   $  10,837,008
                              =============

SEE ACCOMPANYING NOTES TO THE SCHEDULES OF PORTFOLIO INVESTMENTS.

USALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
USAZ OPPENHEIMER EMERGING TECHNOLOGIES FUND
Schedule of Portfolio Investments                                 March 31, 2005
(Unaudited)

                                                                             FAIR
SHARES                                                                       VALUE
--------------------------                                               -------------
COMMON STOCKS  (97.3%):
Advertising  (1.0%):
                  22,370   Marchex, Inc., Class B *#                     $     416,977
                                                                         -------------
Banking/Financial Services  (0.7%):
                  24,210   Harris & Harris Group, Inc. *#                      291,488
                                                                         -------------
Computers  (42.8%):
                   6,290   Adobe Systems, Inc.                                 422,499
                  40,090   Aladdin Knowledge Systems *#                        911,246
                  26,400   Apple Computer, Inc. *                            1,100,087
                  36,890   ATI Technologies, Inc. *                            636,721
                  16,070   Autodesk, Inc.                                      478,243
                  19,370   Check Point Software Technologies,                  421,104
                           Ltd. *#
                  19,370   Cognizant Technology Solutions                      894,894
                           Corp. *
                   9,680   Cognos, Inc. *                                      405,979
                  19,370   Dell, Inc. *                                        744,195
                  58,100   EMC Corp. *                                         715,792
                  11,200   F5 Networks, Inc. * #                               565,488
                  17,430   Hutchinson Technology, Inc. *                       606,215
                  12,590   Hyperion Solutions Corp. *                          555,345
                   9,300   Infosys Technologies, Ltd., ADR #                   685,689
                  14,520   Juniper Networks, Inc. *                            320,311
                  26,730   M-Systems Flash Disk Pioneers, Ltd. *#              589,129
                  22,270   Macfee, Inc. *                                      502,411
                  19,170   Macromedia, Inc. *#                                 642,195
                  19,170   Mercury Interactive Corp. *                         908,275
                  22,370   Microsoft Corp.                                     540,683
                   7,840   Netease.com, Inc., ADR *#                           377,966
                  24,210   Network Appliance, Inc. *                           669,649
                  29,050   Niku Corp. *                                        524,353
                  31,370   Packeteer, Inc. *#                                  482,784
                   3,390   Research In Motion, Ltd. *                          259,064
                  21,210   Seagate Technology                                  414,656
                  49,500   Smith Micro Software, Inc. *                        242,055
                  12,590   Synaptics, Inc. *#                                  292,088
                  31,860   VeriSign, Inc. *                                    914,382
                  34,670   Witness Systems, Inc. *                             608,459
                  22,270   Xyratex, Ltd. *#                                    416,449
                                                                         -------------
                                                                            17,848,406
                                                                         -------------
E-Commerce  (12.4%):
                  14,520   Checkfree Corp. *#                                  591,835
                   7,750   Ctrip.com International, Ltd., ADR *#               293,338
                  13,560   eBay, Inc. *                                        505,246
                   9,680   Equinix, Inc. *#                                    409,851
                   4,070   Google, Inc., Class A *#                            734,676
                  22,270   Infospace, Inc. *#                                  909,283
                  33,700   Jupitermedia Corp. *#                               522,687
                  38,150   Openwave Systems, Inc. *#                           465,049
                  22,460   Yahoo!, Inc. *                                      761,394
                                                                         -------------
                                                                             5,193,359
                                                                         -------------
Electronics  (21.8%):
                  12,010   Analog Devices, Inc.                                434,041
                  10,360   Broadcom Corp., Class A *                           309,971
                  21,490   Energy Conversion Devices, Inc. *#                  488,468

                  40,860   Integrated Device Technology, Inc. *#                             491,546
                  17,430   Intel Corp.                                                       404,899
                  16,460   Linear Technology Corp.                                           630,583
                  21,300   Marvell Technology Group, Ltd. *                                  816,642
                  14,520   Maxim Integrated Products, Inc.                                   593,432
                  17,430   Microchip Technology, Inc. #                                      453,354
                  33,410   Microsemi Corp. *#                                                544,249
                  43,570   MIPS Technologies, Inc. *                                         501,055
                  62,840   ON Semiconductor Corp. *#                                         248,218
                  25,080   PMC-Sierra, Inc. *                                                220,704
                  18,200   Sigmatel, Inc. *#                                                 681,226
                  39,700   Silicon Image, Inc. *                                             399,382
                  93,440   Skyworks Solutions, Inc. *#                                       593,344
                  10,650   Tessera Technologies, Inc. *#                                     460,400
                  18,590   Trident Microsystems *#                                           328,671
                  16,460   Xilinx, Inc.                                                      481,126
                                                                                      --------------
                                                                                           9,081,311
                                                                                      --------------
Manufacturing  (1.3%):
                  30,310   Evergreen Solar, Inc. *                                           214,292
                   9,100   Micros Systems, Inc. *                                            334,061
                                                                                      --------------
                                                                                             548,353
                                                                                      --------------
Media  (1.4%):
                  10,840   Avid Technology, Inc. *#                                          586,661
                                                                                      --------------
Pharmaceuticals  (2.9%):
                   3,870   Kinetic Concepts, Inc. *                                          230,846
                  12,100   Martek Biosciences Corp. *#                                       704,099
                   8,130   Varian Medical Systems, Inc. *                                    278,696
                                                                                      --------------
                                                                                           1,213,641
                                                                                      --------------
Telecommunications  (13.0%):
                  31,860   Airspan Networks, Inc. *#                                         162,805
                   9,680   America Movil SA de CV, ADR, Series L                             499,488
                  36,020   AudioCodes, Ltd. *                                                405,585
                  18,880   Comverse Technology, Inc. *                                       476,154
                  24,210   Corning, Inc. *                                                   269,457
                  19,370   Digi International, Inc. *                                        265,756
                  24,210   Ixia *#                                                           430,696
                   6,610   J2 Global Communications, Inc. *#                                 226,789
                  23,240   JAMDAT Mobile, Inc. *#                                            400,658
                  16,950   Plantronics, Inc.                                                 645,456
                  17,820   QUALCOMM, Inc.                                                    653,102
                  19,370   Shanda Interactive Entertainment, Ltd., ADR *#                    584,974
                   6,780   SpectraSite, Inc. *                                               393,037
                                                                                      --------------
                                                                                           5,413,957
                                                                                      --------------
TOTAL COMMON STOCKS (COST $38,110,387)                                                    40,594,153
                                                                                      --------------
DEPOSIT ACCOUNT  (1.6%):
                 688,865   NTRS London Deposit Account                                       688,865
                                                                                      --------------
TOTAL DEPOSIT ACCOUNT (COST $688,865)                                                        688,865
                                                                                      --------------
COLLATERAL FOR SECURITIES ON LOAN (32.8%):
              13,710,863   Northern Trust Liquid Institutional Asset Portfolio            13,710,863
                                                                                      --------------
TOTAL COLLATERAL FOR SECURITIES ON LOAN (COST $13,710,863)                                13,710,863
                                                                                      --------------

TOTAL INVESTMENTS (COST $52,510,115) (a)   -   131.7%                                 $   54,993,881
                                                                                      ==============

------------

Percentages noted above are based on net assets as of March 31, 2005.

*     Non-income producing security.

#     All or a portion of security is loaned as of March 31, 2005.

ADR - American Depository Receipt.

(a) Represents cost for financial reporting purposes, is substantially the same as federal income tax purposes, and differs from fair value by net unrealized appreciation on securities as follows:

Unrealized appreciation                             $      4,576,945
Unrealized depreciation                                   (2,093,179)
                                                    ----------------
Net unrealized appreciation                         $      2,483,766
                                                    ================

SEE ACCOMPANYING NOTES TO THE SCHEDULES OF PORTFOLIO INVESTMENTS.

USALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
USAZ OPPENHEIMER GLOBAL FUND
Schedule of Portfolio Investments                                 March 31, 2005
(Unaudited)

                                                                                          FAIR
               SHARES                                                                     VALUE
-------------------------------------------------------------                          -----------
COMMON STOCKS  (91.0%):
Aerospace/Defense  (2.4%):
                  29,200   Empresa Brasileira de Aeronautica SA, ADR#                  $   913,960
                   9,770   European Aeronautic Defence and Space Co.                       291,985
                   7,210   Lockheed Martin Corp.                                           440,243
                  17,700   Raytheon Co.                                                    684,990
                                                                                       -----------
                                                                                         2,331,178
                                                                                       -----------

Airlines  (0.5%):
                   8,640   Boeing Co.                                                      505,094
                                                                                       -----------
Banking/Financial Services  (13.9%):
                  28,160   3I Group plc                                                    357,192
                  16,680   ABN AMRO Holding NV                                             413,889
                  19,820   ACE, Ltd.                                                       817,971
                  17,960   American Express Co.                                            922,605
                  23,062   Anglo Irish Bank Corp.                                          577,607
                  25,270   Australia and New Zeland Banking Group, Ltd.                    402,070
                   9,642   Bayerische Hypo- und Vereinsbank                                235,603
                           AG (HVB Group)*
                  27,150   Charles Schwab Corp.                                            285,347
                   6,280   Citigroup, Inc.                                                 282,223
                  14,700   Credit Saison Company, Ltd.                                     528,437
                  11,556   Credit Suisse Group                                             495,810
                  59,680   HSBC Holdings plc                                               948,874
                  36,300   ICICI Bank, Ltd., ADR                                           752,136
                  24,604   J.P. Morgan Chase & Co.                                         851,298
                  29,460   MBNA Corp.                                                      723,243
                  18,100   Morgan Stanley                                                1,036,225
                   6,080   Northern Trust Corp.                                            264,115
                 186,000   Resona Holdings, Inc.*                                          372,569
                  55,800   Royal Bank of Scotland Group plc                              1,778,227
                   8,670   Societe Generale                                                900,663
                  13,320   Wachovia Corp.                                                  678,121
                                                                                       -----------
                                                                                        13,624,225
                                                                                       -----------

Beverages  (0.5%):
                  10,290   Starbucks Corp.*                                                531,581
                                                                                       -----------
Computers  (5.4%):
                   6,500   Canon, Inc.                                                     348,205
                  28,200   Cisco Systems, Inc.*                                            504,498
                   2,570   Electronic Arts, Inc.*                                          133,075
                  10,380   International Business Machines Corp.                           948,524
                   6,100   Intuit, Inc.*                                                   266,997
                  13,370   Juniper Networks, Inc.*                                         294,942
                  82,370   Novell, Inc.*#                                                  490,925
                   5,180   SAP AG                                                          830,939
                 106,620   Sun Microsystems, Inc.*                                         430,745
                  19,460   Symantec Corp.*                                                 415,082
                  10,500   Trend Micro, Inc.                                               450,035
                   9,680   Veritas Software Corp.*                                         224,770
                                                                                       -----------
                                                                                         5,338,737
                                                                                       -----------

Diversified  (0.4%):
                  44,000   Hutchison Whampoa, Ltd.                                         373,363
                                                                                       -----------

E-Commerce  (1.4%):
                   8,740   Amazon.com, Inc.*                                               299,520
                  28,400   eBay, Inc.*                                                   1,058,184
                                                                                       -----------
                                                                                         1,357,704
                                                                                       -----------
Electronics  (6.3%):
                  58,950   Advanced Micro Devices, Inc.*#                                  950,274
                  13,000   Altera Corp.*                                                   257,140
                  27,590   Cadence Design Systems, Inc.*                                   412,471
                   5,500   International Rectifier Corp.*#                                 250,250
                   2,100   Keyence Corp.                                                   486,149
                  37,800   Koninklijke (Royal) Philips                                   1,040,883
                           Electronics NV
                  34,360   National Semiconductor Corp.                                    708,160
                   4,000   Omron Corp.                                                      87,187
                   1,931   Samsung Electronics Company,                                    951,856
                           Ltd.
                   5,000   Silicon Laboratories, Inc.*#                                    148,550
                  24,200   Sony Corp.                                                      966,692
                                                                                       -----------
                                                                                         6,259,612
                                                                                       -----------

Health Care  (2.6%):
                  15,220   Applera Corp.                                                   300,443
                   4,940   Express Scripts, Inc.*                                          430,719
                   4,500   Medtronic, Inc.                                                 229,275
                   8,350   Quest Diagnostics, Inc.                                         877,835
                  80,060   Smith & Nephew plc                                              752,336
                                                                                       -----------
                                                                                         2,590,608
                                                                                       -----------
Insurance  (2.3%):
                     220   Berkshire Hathaway, Inc., Class B*                              628,320
                   3,910   Everest Re Group, Ltd.                                          332,780
                  11,450   Manulife Financial Corp.                                        546,387
                  77,210   Prudential plc                                                  741,102
                                                                                       -----------
                                                                                         2,248,589
                                                                                       -----------
Investment Companies  (0.6%):
                  24,161   Investor AB, B Shares*                                          326,199
                 100,900   Macquarie Airports                                              254,764
                                                                                       -----------
                                                                                           580,963
                                                                                       -----------
Manufacturing  (11.5%):
                  99,880   Cadbury Schweppes plc                                         1,000,841
                   8,950   Coach, Inc.*                                                    506,839
                  16,990   Companhia de Bebidas das                                        490,841
                           Americas, ADR#
                   5,450   Essilor International SA                                        393,861
                  86,900   Fomento Economico Mexicano SA,                                  466,133
                           de CV
                  15,740   Gillette Co.                                                    794,555
                 120,990   Grupo Modelo SA, de CV, Series C                                356,458
                   4,600   HOYA Corp.                                                      505,943
                  10,454   Hyundai Heavy Industries                                        522,718
                           Company, Ltd.
                   6,700   Murata Manufacturing Company, Ltd.                              358,952
                   1,800   Nidec Corp.                                                     223,912
                  36,164   NIKON Corp.#                                                    415,388
                     698   Porsche AG                                                      507,566
                  61,410   Reckitt Benckiser plc                                         1,950,999
                  22,000   Shiseido Company, Ltd.                                          290,385
                  12,356   Siemens AG                                                      974,679
                 471,269   Taiwan Semiconductor Manufacturing                              769,930
                            Company, Ltd.
                  20,500   Toyota Motor Corp.                                              762,638
                                                                                       -----------
                                                                                        11,292,638
                                                                                       -----------
Media  (5.7%):
                  12,550   Grupo Televisa SA                                               737,940
                  59,410   Pearson plc                                                     724,687

                  43,490   Reed Elsevier plc                                                                     451,166
                 179,000   Singapore Press Holdings, Ltd.                                                        494,491
                 348,000   Sirius Satellite Radio, Inc. *#                                                     1,955,760
                 145,000   Television Broadcasts, Ltd.                                                           730,203
                  19,030   Wolters Kluwer NV                                                                     347,560
                      48   Yahoo Japan Corp. *                                                                   112,249
                      48   Yahoo Japan Corp. *                                                                   112,831
                                                                                                               ---------
                                                                                                               5,666,887
                                                                                                               ---------
Oil/Gas  (8.3%):

                  12,470   BP plc, ADR                                                                           778,128
                  14,320   ChevronTexaco Corp.                                                                   834,999
                  10,800   EnCana Corp.                                                                          762,390
                  16,360   Eni SpA                                                                               425,433
                  13,200   Fortum Oyj                                                                            256,985
                  27,370   GlobalSantaFe Corp.                                                                 1,013,785
                 243,000   Hong Kong and China Gas                                                               478,047
                           Company, Ltd.
                  30,810   Huskey Energy, Inc.                                                                   924,911
                   5,310   Technip SA                                                                            887,953
                   1,760   Total SA, Class B                                                                     412,440
                  27,820   Transocean, Inc. *                                                                  1,431,616
                                                                                                               ---------
                                                                                                               8,206,687
                                                                                                               ---------
Pharmaceuticals  (9.1%):

                  12,850   Affymetrix, Inc. *#                                                                   550,494
                  13,900   Amgen, Inc. *                                                                         809,120
                     240   Aventis SA                                                                             23,885
                  23,100   Chugai Pharmaceutical Company, Ltd.                                                   354,579
                   4,940   Eli Lilly & Co.                                                                       257,374
                   8,030   Genentech, Inc. *                                                                     454,578
                   7,610   Genzyme Corp. *                                                                       435,596
                  21,400   Gilead Sciences, Inc. *                                                               766,120
                   9,370   Human Genome Sciences, Inc. *#                                                         86,391
                  16,060   IMS Health, Inc.                                                                      391,703
                   8,750   Millennium Pharmaceuticals, Inc. *                                                     73,675
                   5,590   Nektar Therapeutic *#                                                                  77,925
                  12,363   Novartis AG, Registered Shares                                                        576,467
                  20,160   Pfizer, Inc.                                                                          529,603
                   9,479   Roche Holding AG                                                                    1,015,457
                  21,205   Sanofi-Aventis                                                                      1,793,407
                     900   Schering-Plough Corp.                                                                  16,335
                  39,000   Shionogi & Company, Ltd.                                                              537,192
                   5,300   Wyeth                                                                                 223,554
                                                                                                               ---------
                                                                                                               8,973,455
                                                                                                               ---------
Retail/Wholesale  (4.4%):

                   4,000   Altria Group, Inc.                                                                    261,560
                  38,700   Circuit City Stores, Inc. #                                                           621,135
                 274,140   Dixons Group plc                                                                      790,918
                  16,160   Gap, Inc.                                                                             352,934
                  60,040   Hennes & Mauritz AB, Class B                                                        2,062,803
                  10,200   Seven-eleven Japan Company, Ltd.                                                      298,469
                                                                                                               ---------
                                                                                                               4,387,819
                                                                                                               ---------
Services  (2.7%):

                 107,320   Electricidade de Portugal S.A.                                                        299,126
                  15,300   JC Decaux SA *                                                                        417,770
                  15,000   JGC Corp.                                                                             163,713
                  13,210   LVMH Moet Hennessy Louis Vuitton                                                      987,843
                           SA

                   7,720   Northrop Grumman Corp.                                                                416,726
                  32,980   WPP Group plc                                                                         375,257
                                                                                                               ---------
                                                                                                               2,660,435
                                                                                                               ---------
Telecommunications (11.7%):

                  68,270   Corning, Inc. *                                                                       759,845
                  27,680   France Telecom SA                                                                     827,629
                     263   KDDI Corp.                                                                          1,301,340

                  21,210   QUALCOMM, Inc.                                                                        777,347
                  47,860   SK Telecom Company, Ltd., ADR #                                                       943,799
                  43,080   Tandberg ASA                                                                          451,276
                  42,195   Tele Norte Leste Participacoes SA *                                                   652,688
                 849,250   Telefonaktiebolaget Lm Ericsson *#                                                  2,388,426
               1,252,030   Vodafone Group plc                                                                  3,328,099
                                                                                                           -------------
                                                                                                              11,430,449
                                                                                                           -------------
Transportation  (0.7%):

                   9,990   Burlington Resources, Inc.                                                            500,199
                  41,750   Peninsular and Oriental Steam Navigation Co.                                          228,518
                                                                                                           -------------
                                                                                                                 728,717
                                                                                                           -------------
Travel/Entertainment(0.6%):

                  23,050   International Game Technology                                                         614,513
                                                                                                           -------------
TOTAL COMMON STOCKS (COST $83,338,304)                                                                        89,703,254
                                                                                                           -------------

DEPOSIT ACCOUNT  (8.9%):

               8,812,051   NTRS London Deposit Account                                                         8,812,051
                                                                                                           -------------
TOTAL DEPOSIT ACCOUNT (COST $8,812,051)                                                                        8,812,051
                                                                                                           -------------

COLLATERAL FOR SECURITIES ON LOAN (4.6%):

               4,544,955    Northern Trust Liquid Institutional Asset Portfolio                                4,544,955
                                                                                                           -------------
TOTAL COLLATERAL FOR SECURITIES ON LOAN (COST $4,544,955)                                                      4,544,955
                                                                                                           -------------

TOTAL INVESTMENTS (COST $96,695,310) (a)   -   104.5%                                                      $ 103,060,260
                                                                                                           =============

------------

Percentages noted above are based on net assets as of March 31, 2005.

*     Non-income producing security.

#    All or a portion of a security is loaned as of March 31, 2005.

ADR - American Depository Receipt.

(a) Represents cost for financial reporting purposes, is substantially the same as federal income tax purposes, and differs from fair value by net unrealized appreciation on securities as follows:

Unrealized appreciation           $ 7,723.488
Unrealized depreciation            (1,358,538)
                                  -----------
Net unrealized appreciation       $ 6,364,950
                                  ===========

      The following represents the concentrations by country as of March 31, 2004 based upon the total fair value of investments.

COUNTRY                                      PERCENTAGE
-------                                      ----------
United States                                   48.2%
United Kingdom                                  12.6%
Japan                                            8.8%
France                                           6.7%
Sweden                                           4.9%
Hong Kong                                        2.6%
Germany                                          2.5%
Canada                                           2.3%
Netherlands                                      2.2%
Switzerland                                      2.1%
Korea                                            1.5%
Mexico                                           0.8%
Taiwan                                           0.8%
Australia                                        0.7%
Brazil                                           0.7%

Ireland                                          0.6%
Norway                                           0.5%
Singapore                                        0.5%
Italy                                            0.4%
Finland                                          0.3%
Portugal                                         0.3%
                                               -----
Total                                          100.0%
                                               -----

SEE ACCOMPANYING NOTES TO THE SCHEDULES OF PORTFOLIO INVESTMENTS.

USALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
USAZ OPPENHEIMER INTERNATIONAL GROWTH FUND
Schedule of Portfolio Investments                                 March 31, 2004
(Unaudited)

                                                                                                           FAIR
               SHARES                                                                                      VALUE
               ------                                                                                   ------------
COMMON STOCKS  (92.6%):
Banking/Financial Services  (15.0%):
                  39,280   3I Group plc                                                                 $    498,243
                   8,100   ABN AMRO Holding NV                                                               200,989
                  79,995   Amp, Ltd.                                                                         437,383
                  33,784   Anglo Irish Bank Corp.                                                            846,148
                  75,910   Collins Stewart Tullett plc                                                       576,135
                   5,067   Credit Suisse Group                                                               217,400
                  20,600   ICICI Bank, Ltd., ADR                                                             426,832
                  67,000   Joyo Bank, Ltd.                                                                   360,413
                  13,700   Mediobanca SPA                                                                    237,774
                      97   Mitsubishi Tokyo Financial Group, Inc.                                            840,380
                   5,785   MLP AG #                                                                           84,434
                   5,700   National Australia Bank, Ltd.                                                     124,770
                  27,062   Royal Bank of Scotland Group plc                                                  862,409
                  43,400   Skandia Forsakrings AB #                                                          220,709
                   4,530   Societe Generale                                                                  470,588
                   2,566   UBS AG, Registered Shares                                                         216,574
                                                                                                        ------------
                                                                                                           6,621,181
                                                                                                        ------------
Computers  (4.2%):
                  39,556   Autonomy Corp. plc *                                                              137,462
                   4,730   Business Objects SA *                                                             127,036
                  10,100   Canon, Inc.                                                                       541,057
                   8,400   Infosys Technologies, Ltd., ADR #                                                 619,333
                   4,174   Logitech International SA *                                                       253,781
                   2,800   Square Enix Company, Ltd                                                           85,842
                   2,240   Ubi Soft Entertainment SA *                                                        87,364
                                                                                                        ------------
                                                                                                           1,851,875
                                                                                                        ------------
Electronics  (4.9%):
                  47,300   Art Advanced Research                                                              39,084
                           Technologies, Inc. *
                  16,600   ASM International NV *                                                            273,236
                  37,820   Electrocomponents plc                                                             176,951
                   1,600   Keyence Corp.                                                                     370,399
                   8,900   Koninklijke (Royal) Philips                                                       245,076
                           Electronics NV
                  28,000   Nippon Electric Glass Company, Ltd.                                               403,054
                   9,800   Omron Corp.                                                                       213,607
                     419   Samsung Electronics Company, Ltd.                                                 206,540
                   6,000   Sony Corp. #                                                                      239,676
                                                                                                        ------------
                                                                                                           2,167,623
                                                                                                        ------------
Health Care  (3.3%):
                  18,500   Alleanza Assicurazioni SPA                                                        241,480
                  23,200   Luxottica Group SPA                                                               474,677
                  29,000   Ortivus AB, Class B *                                                             118,939
                   1,779   Synthes, Inc.                                                                     197,717
                   8,800   William Demant Holding * #                                                        439,182
                                                                                                        ------------
                                                                                                           1,471,995
                                                                                                        ------------
Manufacturing  (20.4%):
                  14,439   Aalberts Industries NV *                                                          745,875
                  24,950   Cadbury Schweppes plc                                                             250,010
                  25,200   Compania Vale do Rio Doce, ADR                                                    669,564
                  10,166   Continental AG                                                                    786,579

                  92,000   Empresa Brasileira de Aeronautica SA                                              720,180
                   4,730   Essilor International SA                                                          341,828
                  51,219   Foster's Group, Ltd.                                                              202,991
                   4,153   Honda Motor Company, Ltd.                                                         207,926
                   3,100   HOYA Corp.                                                                        340,962
                   7,661   Hyundai Heavy Industries                                                          383,063
                           Company, Ltd.
                   8,000   Konica Minolta Holdings, Inc.                                                      80,772
                   4,780   L'Oreal SA                                                                        382,548
                   5,000   Neomax Company, Ltd. #                                                            118,003
                   3,500   Nidec Corp.                                                                       435,384
                   3,070   Pernod Ricard SA                                                                  428,593
                     334   Porsche AG                                                                        242,875
                  10,580   Rio Tinto plc                                                                     342,580
                   1,612   SEB SA                                                                            174,641
                   5,512   Siemens AG                                                                        434,803
                     328   Sika AG                                                                           244,565
                   4,600   Takeda Chemical Industries, Ltd.                                                  219,140
                  11,800   Terumo Corp.                                                                      355,335
                  11,100   Toyota Motor Corp.                                                                412,941
                  23,500   Unilever plc                                                                      232,198
                  16,000   Ushio, Inc.                                                                       305,728
                                                                                                           ---------
                                                                                                           9,059,084
                                                                                                           ---------

Media  (5.4%):
                   7,900   British Sky Broadcasting Group plc                                                 86,874
                   5,165   Gestevision Telecinco SA *                                                        120,108
                   5,700   Grupo Televisa SA                                                                 335,160
                   4,452   Lg Home Shopping, Inc.                                                            345,092
                  26,300   Mediaset SPA                                                                      378,362
                  12,500   News Corp., Class B #                                                             219,954
                  10,475   Publishing & Broadcasting, Ltd.                                                   124,554
                   6,980   Societe Television Francaise 1                                                    220,849
                   1,900   Sogecable SA *                                                                     76,070
                   9,570   Vivendi Universal SA *                                                            293,074
                      37   Yahoo Japan Corp. *                                                                86,526
                      37   Yahoo Japan Corp. *                                                                86,974
                                                                                                           ---------
                                                                                                           2,373,597
                                                                                                           ---------
Oil/Gas  (6.0%):
                  36,400   BG Group plc                                                                      283,365
                   8,900   BP plc, ADR                                                                       555,360
                  16,000   Fortum Oyj #                                                                      311,497
                   4,030   Technip SA                                                                        673,907
                   2,980   Total SA, Class B                                                                 698,336
                   3,200   Tsakos Energy Navigation, Ltd.                                                    140,896
                                                                                                           ---------
                                                                                                           2,663,361
                                                                                                           ---------
Pharmaceuticals  (8.5%):
                   1,720   AstraZeneca plc                                                                    67,898
                     120   Aventis SA                                                                         11,943
                   6,000   Fujisawa Pharmaceutical Company, Ltd.                                             140,479
                   5,700   GlaxoSmithKline plc                                                               130,706
                   4,100   H. Lundbeck A/S                                                                    99,510
                   9,500   Neurosearch A/S *                                                                 440,670
                  55,220   NicOx SA *                                                                        291,285
                 262,000   Novogen, Ltd. * #                                                                 985,083
                   3,469   Roche Holding AG                                                                  371,623
                   7,021   Sanofi-Aventis                                                                    593,799
                   3,009   Schering AG                                                                       200,025
                   8,000   Shionogi & Company, Ltd.                                                          110,193
                 138,180   SkyePharma plc *                                                                  140,956
                   6,000   Teva Pharmaceutical Industries, Ltd., ADR                                         186,000
                                                                                                           ---------
                                                                                                           3,770,170
                                                                                                           ---------
Real Estate  (1.5%):

                  28,100   Solidere *                                                                        251,214

                  35,000   Sumitomo Realty & Development Company, Ltd.                                       420,849
                                                                                                         -----------
                                                                                                             672,063
                                                                                                         -----------
Retail/Wholesale  (7.1%):
                   1,630   Carrefour SA                                                                       86,493
                   7,133   Compagnie Finaciere Richemont AG,                                                 223,842
                            Class A
                  36,140   Dixons Group plc                                                                  104,267
                  12,110   GUS plc                                                                           208,624
                  10,850   Heineken NV                                                                       375,945
                  20,500   Hennes & Mauritz AB, Class B                                                      704,321
                     770   Nestle SA                                                                         210,875
                  13,990   Next plc                                                                          420,688
                  28,576   Nufarm, Ltd.                                                                      233,023
                     449   Puma Rudolf Dassler Sport AG                                                      112,003
                   2,056   Syngenta AG                                                                       214,900
                  28,010   William Morrison Supermarkets plc                                                 103,956
                  10,629   Woolworths, Ltd. #                                                                131,886
                                                                                                         -----------
                                                                                                           3,130,823
                                                                                                         -----------
Services  (5.7%):
                  89,970   BTG plc *                                                                         166,556
                  33,640   Bunzl plc                                                                         328,424
                  55,100   Capita Group plc                                                                  391,364
                   6,664   Daito Trust Construction Company, Ltd.                                            279,730
                   4,800   Impala Platinum Holdings, Ltd.                                                    403,607
                   2,900   Koninklijke Boskalis Westminster NV                                               113,547
                  22,432   Leighton Holdings, Ltd. #                                                         176,887
                   1,520   LVMH Moet Hennessy Louis Vuitton SA                                               113,666
                   8,600   Prosegur, Compania de Seguridad SA                                                183,936
                   3,000   Randstad Holding NV                                                               133,533
                   1,760   Vinci SA                                                                          253,701
                                                                                                         -----------
                                                                                                           2,544,951
                                                                                                         -----------
Telecommunications  (8.4%):
                      99   KDDI Corp.                                                                        489,858
                  20,600   Nokia Oyj                                                                         318,000
                   9,800   SK Telecom Company, Ltd., ADR                                                     193,256
                  55,100   Tandberg ASA                                                                      577,189
                 305,200   Telefonaktiebolaget Lm Ericsson * #                                               858,343
                   3,692   United Internet AG                                                                117,825
                 435,550   Vodafone Group plc                                                              1,157,762
                                                                                                         -----------
                                                                                                           3,712,233
                                                                                                         -----------
Travel/Entertainment  (2.2%):
                   6,800   Carnival Corp.                                                                    352,308
                  75,455   easyJet plc *                                                                     308,226
                  29,100   William Hill plc                                                                  302,870
                                                                                                         -----------
                                                                                                             963,404
                                                                                                         -----------
TOTAL COMMON STOCKS (COST $37,133,312)                                                                    41,002,360
                                                                                                         -----------
DEPOSIT ACCOUNT  (7.3%):
               3,220,449   NTRS London Deposit Account                                                     3,220,449
                                                                                                         -----------
TOTAL DEPOSIT ACCOUNT (COST $3,220,449)                                                                    3,220,449
                                                                                                         -----------
COLLATERAL FOR SECURITIES ON LOAN (5.4%):
               2,405,157    Northern Trust Liquid Institutional Asset Portfolio                            2,405,157
                                                                                                         -----------
TOTAL COLLATERAL FOR SECURITIES ON LOAN (COST $2,405,157)                                                  2,405,157
                                                                                                         -----------
TOTAL INVESTMENTS (COST $42,758,918) (a)   -   105.3%                                                    $46,627,966
                                                                                                         ===========

------------

Percentages noted above are based on net assets as of March 31, 2005.

*     Non-income producing security.

#     All or a portion of security is loaned as of March 31, 2005.

ADR - American Depository Receipt.

(a) Represents cost for financial reporting purposes, is substantially the same as federal income tax purposes, and differs from fair value by net unrealized appreciation on securities as follows:

Unrealized appreciation            $  4,572,672
Unrealized depreciation                (703,624)
                                   ------------
Net unrealized appreciation        $  3,869,048
                                   ============

      The following represents the concentrations by country as of March 31, 2005 based upon the total fair value of investments.

COUNTRY                          PERCENTAGE
-------                          ----------
United States                      17.0%
Japan                              16.0%
United Kingdom                     16.0%
France                             12.0%
Australia                           5.7%
Switzerland                         4.8%
Germany                             4.7%
Sweden                              4.3%
Netherlands                         4.1%
Italy                               2.9%
Denmark                             2.2%
Korea                               2.2%
Ireland                             1.9%
Brazil                              1.6%
Finland                             1.4%
Norway                              1.3%
South Africa                        0.9%
Spain                               0.9%
Canada                              0.1%
                                  -----
                                  100.0%
                                  -----

SEE ACCOMPANYING NOTES TO THE SCHEDULES OF PORTFOLIO INVESTMENTS.

USALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
USAZ OPPENHEIMER MAIN STREET FUND
Schedule of Portfolio Investments                                 March 31, 2005
(Unaudited)

                                                                                                   FAIR
               SHARES                                                                              VALUE
               ------                                                                              -----
COMMON STOCKS  (97.8%):
Aerospace/Defense  (0.5%):
                     400   Goodrich Corp.                                                      $      15,316
                     100   L-3 Communications Holdings, Inc.                                           7,102
                   3,700   Lockheed Martin Corp.                                                     225,922
                   2,900   Raytheon Co.                                                              112,230
                                                                                               -------------
                                                                                                     360,570
                                                                                               -------------
Airlines  (1.2%):
                     400   Alaska Air Group, Inc. *                                                   11,776
                   5,400   Boeing Co.                                                                315,684
                     100   Continental Airlines, Class B *#                                            1,204
                   5,900   United Technologies Corp.                                                 599,794
                                                                                               -------------
                                                                                                     928,458
                                                                                               -------------
Banking/Financial Services  (20.3%):
                   1,600   ACE, Ltd.                                                                  66,032
                     500   Affiliated Managers Group, Inc. *                                          31,015
                   1,600   AFLAC, Inc.                                                                59,616
                   6,200   Allstate Corp.                                                            335,172
                     200   Ambac Financial Group, Inc.                                                14,950
                     800   American Capital Strategies, Ltd.#                                         25,128
                   5,800   American Express Co.                                                      297,946
                  19,100   American International Group, Inc.                                      1,058,331
                   1,200   AmeriCredit Corp. *                                                        28,128
                     100   Associated Banc Corp.                                                       3,123
                     900   Astoria Financial Corp.                                                    22,770
                  35,400   Bank of America Corp.                                                   1,561,140
                   6,800   Bank of New York Company, Inc.                                            197,540
                   2,700   BB&T Corp.                                                                105,516
                   1,700   Bear Stearns Companies, Inc.                                              169,830
                   1,800   Capital One Financial Corp.                                               134,586
                   6,600   Charles Schwab Corp.                                                       69,366
                   2,000   Chubb Corp.                                                               158,540
                   1,600   CIGNA Corp.                                                               142,880
                     400   Cincinnati Financial Corp.                                                 17,444
                   1,400   CIT Group, Inc.                                                            53,200
                  44,100   Citigroup, Inc.                                                         1,981,854
                   1,500   Comerica, Inc.                                                             82,620
                     700   Compass Bancshares, Inc.                                                   31,780
                   6,700   Countrywide Credit Industries, Inc.                                       217,482
                   2,700   E*TRADE Financial Corp.                                                    32,400
                     900   Equifax, Inc.                                                              27,621
                   8,000   Fannie Mae                                                                435,600
                   1,300   Fidelity National Financial                                                42,822
                   1,600   Fifth Third Bancorp                                                        68,768
                     700   First American Financial Corp.                                             23,058
                   1,500   Franklin Resources, Inc.                                                  102,975
                   5,700   Freddie Mac                                                               360,240
                     800   Fremont General Corp.#                                                     17,592
                     300   GATX Corp.#                                                                 9,957
                   1,600   Golden West Financial Corp.                                                96,800
                     400   Goldman Sachs Group, Inc.                                                  43,996
                   2,900   Hartford Financial Services Group, Inc.                                   198,824
                     900   Hibernia Corp., Class A                                                    28,809
                     400   Huntington Bancshares, Inc.                                                 9,560
                     700   IndyMac Bancorp, Inc.                                                      23,800
                     100   Investors Financial Services Corp.                                          4,891

                  27,084   J.P. Morgan Chase & Co.                                                   937,106
                   5,300   KeyCorp                                                                   171,985
                     300   LandAmerica Financial Group, Inc.                                          15,009
                     550   Legg Mason, Inc.                                                           42,977
                   2,800   Lehman Brothers Holdings, Inc.                                            263,648
                   1,000   Lincoln National Corp.                                                     45,140
                     800   M&T Bank Corp.                                                             81,648
                     300   MBIA, Inc.                                                                 15,684
                   8,200   MBNA Corp.                                                                201,310
                  11,100   Merrill Lynch & Company, Inc.                                             628,260
                   4,200   MetLife, Inc.                                                             164,220
                     200   MGIC Investment Corp.                                                      12,334
                     700   Moody's Corp.                                                              56,602
                  10,500   Morgan Stanley                                                            601,125
                   4,400   National City Corp.                                                       147,400
                     200   Nationwide Financial Services, Inc.                                         7,180
                   3,500   North Fork Bancorporation, Inc.                                            97,090
                   2,300   PNC Financial Services Group                                              118,404
                   3,900   Principal Financial Group, Inc.                                           150,111
                   1,200   Progressive Corp.                                                         110,112
                     400   Protective Life Corp.                                                      15,720
                     200   R & G Finanical Corp., Class B                                              6,234
                   2,900   Regions Financial Corp.                                                    93,960
                     600   Reinsurance Group of America, Inc.                                         25,548
                   1,200   SAFECO Corp.                                                               58,452
                     200   Silicon Valley Bancshares *#                                                8,812
                   2,700   SLM Corp.                                                                 134,568
                     800   St. Paul Companies, Inc.                                                   29,384
                     200   StanCorp Financial Group, Inc.                                             16,956
                   2,700   SunTrust Banks, Inc.                                                      194,589
                     329   Toronto-Dominion Bank                                                      13,604
                  23,600   U.S. Bancorp                                                              680,152
                   1,600   UnionBanCal Corp.                                                          98,000
                  17,500   Wachovia Corp.                                                            890,925
                   5,800   Washington Mutual, Inc.                                                   229,100
                  14,000   Wells Fargo & Co.                                                         837,200
                     500   Zions Bancorp                                                              34,510
                                                                                                  ----------
                                                                                                  15,628,761
                                                                                                  ----------
Beverages  (2.4%):
                   4,300   Anheuser-Busch Cos., Inc.                                                 203,777
                  16,000   Coca-Cola Co.                                                             666,720
                   1,800   Pepsi Bottling Group, Inc.                                                 50,130
                     600   Pepsiamericas, Inc.                                                        13,596
                  15,800   PepsiCo, Inc.                                                             837,874
                   1,900   Starbucks Corp. *                                                          98,154
                                                                                                  ----------
                                                                                                   1,870,251
                                                                                                  ----------
Chemicals  (0.0%):
                     500   Air Products and Chemical, Inc.                                            31,645
                                                                                                  ----------
Computers  (9.5%):
                   3,200   3Com Corp. *                                                               11,392
                   1,400   Adobe Systems, Inc.                                                        94,038
                   4,400   Apple Computer, Inc. *                                                    183,348
                     500   Autodesk, Inc.                                                             14,880
                   1,700   BMC Software, Inc. *                                                       25,500
                   3,600   Brocade Communications Systems, Inc. *                                     21,312
                  46,100   Cisco Systems, Inc. *                                                     824,729
                     800   Computer Associates International, Inc.                                    21,680
                   1,100   Computer Sciences Corp. *                                                  50,435
                  25,900   Dell, Inc. *                                                              995,078
                   3,500   Earthlink, Inc. *                                                          31,500
                     800   Electronic Arts, Inc. *                                                    41,424
                  14,000   EMC Corp. *                                                               172,480
                     400   eResearch Technology, Inc. *#                                               4,712
                  20,500   Hewlett-Packard Co.                                                       449,770

                     500   Hyperion Solutions Corp. *                                                 22,055
                  14,300   International Business Machines Corp.                                   1,306,734
                   1,100   Internet Security Systems, Inc. *                                          20,130
                   1,100   Macfee, Inc. *                                                             24,816
                   2,400   Maxtor Corp. *                                                             12,768
                  81,300   Microsoft Corp.                                                         1,965,021
                   1,900   NCR Corp. *                                                                64,106
                  49,900   Oracle Corp. *                                                            622,752
                     600   PalmOne, Inc. *#                                                           15,228
                   1,200   Storage Technology Corp. *                                                 36,960
                   3,900   Sun Microsystems, Inc. *                                                   15,756
                   2,000   Sybase, Inc. *                                                             36,920
                     900   Take-Two Interactive Software, Inc. *#                                     35,190
                     600   Tech Data Corp. *                                                          22,236
                     700   TIBCO Software, Inc. *                                                      5,215
                   1,500   United Online, Inc. *                                                      15,705
                     200   VeriSign, Inc. *                                                            5,740
                   1,800   Veritas Software Corp. *                                                   41,796
                     200   Webex Communications, Inc. *#                                               4,318
                     400   Websense, Inc. *                                                           21,520
                   3,300   Western Digital Corp. *                                                    42,075
                                                                                                   ---------
                                                                                                   7,279,319
                                                                                                   ---------
Construction  (0.5%):
                     300   Beazer Homes USA, Inc.#                                                    14,958
                   3,467   D. R. Horton, Inc.                                                        101,365
                     500   KB HOME                                                                    58,730
                     100   Lafarge North America, Inc.                                                 5,845
                     400   Lennar Corp.#                                                              22,672
                   1,700   Louisiana-Pacific Corp.                                                    42,738
                     100   M.D.C. Holdings, Inc.                                                       6,965
                     300   Martin Marietta Materials, Inc.                                            16,776
                     400   Pulte Homes, Inc.                                                          29,452
                     400   Ryland Group, Inc.                                                         24,808
                     300   Texas Industries, Inc.                                                     16,125
                     200   Toll Brothers, Inc. *                                                      15,770
                     900   USG Corp. *#                                                               29,844
                                                                                                   ---------
                                                                                                     386,048
                                                                                                   ---------
E-Commerce  (0.4%):
                     600   Checkfree Corp. *#                                                         24,456
                   4,600   eBay, Inc. *                                                              171,396
                   3,800   Yahoo!, Inc. *                                                            128,820
                                                                                                   ---------
                                                                                                     324,672
                                                                                                   ---------
Electronics  (3.2%):
                   1,200   Agilent Technologies, Inc. *                                               26,640
                   1,400   Amphenol Corp., Class A                                                    51,856
                     400   Analog Devices, Inc.                                                       14,456
                   8,600   Applied Materials, Inc. *                                                 139,750
                   7,100   Atmel Corp. *                                                              20,945
                     400   ATMI, Inc. *#                                                              10,016
                     400   Cypress Semiconductor Corp. *                                               5,040
                   3,000   Electronic Data Systems Corp.                                              62,010
                   2,000   Freescale Semiconductor, Inc., Class A *                                   33,900
                     960   Freescale Semiconductor, Inc., Class B *                                   16,560
                   1,600   Integrated Device Technology, Inc. *                                       19,248
                  63,700   Intel Corp.                                                             1,479,751
                     900   Intersil Corp.                                                             15,588
                   1,300   KLA Tencor Corp. *                                                         59,813
                     100   Lam Research Corp. *                                                        2,886
                   1,400   Linear Technology Corp.                                                    53,634
                   2,900   LSI Logic Corp. *                                                          16,211
                     300   Maxim Integrated Products, Inc.                                            12,261
                     600   Micrel, Inc. *                                                              5,532

                     400   National Semiconductor Corp.                                                8,244
                   1,900   OmniVision Technologies, Inc. *#                                           28,785
                     700   Rockwell Collins, Inc.                                                     33,313
                   2,300   Synopsys, Inc. *                                                           41,630
                  11,600   Texas Instruments, Inc.                                                   295,684
                     300   Thomas & Betts Corp. *                                                      9,690
                     600   Varian Semiconductor Equipment                                             22,806
                           Associates, Inc. *#                                                     ---------
                                                                                                   2,486,249
                                                                                                   ---------

Food  (0.8%):
                     500   Chiquita Brands International, Inc.                                        13,390
                   2,400   General Mills, Inc.                                                       117,960
                     300   Hormel Foods Corp.                                                          9,333
                  11,000   McDonald's Corp.                                                          342,540
                   3,000   YUM! Brands, Inc.                                                         155,430
                                                                                                   ---------
                                                                                                     638,653
                                                                                                   ---------
Health Care  (8.1%):
                  11,900   Abbott Laboratories                                                       554,778
                   3,200   Aetna, Inc.                                                               239,840
                     300   American Healthways, Inc. *#                                                9,906
                   1,900   Applera Corp.                                                              37,506
                     500   Apria Healthcare Group, Inc. *                                             16,050
                   1,700   Baxter International, Inc.                                                 57,766
                   3,100   Becton, Dickinson & Co.                                                   181,102
                     300   Beverly Enterprises, Inc. *#                                                3,714
                   1,400   Boston Scientific Corp. *                                                  41,006
                     300   Cerner Corp. *#                                                            15,753
                     800   Coventry Health Care, Inc. *                                               54,512
                     200   Express Scripts, Inc. *#                                                   17,438
                     800   Guidant Corp.                                                              59,120
                     200   Haemonetics Corp. *#                                                        8,432
                   2,400   HCA, Inc.                                                                 128,568
                   1,500   Humana, Inc. *                                                             47,910
                  27,100   Johnson & Johnson                                                       1,820,036
                   2,600   Kimberly-Clark Corp.                                                      170,898
                     300   Kindred Healthcare, Inc. *                                                 10,530
                     400   LCA Vision, Inc.                                                           13,320
                     400   Lincare Holdings, Inc. *                                                   17,692
                   2,700   McKesson Corp.                                                            101,925
                   7,800   Medtronic, Inc.                                                           397,410
                     600   Nu Skin Enterprises, Inc., Class A#                                        13,506
                     100   PacifiCare Health Systems, Inc. *                                           5,692
                     600   Pediatrix Medical Group, Inc. *                                            41,154
                  18,200   Procter & Gamble Co.                                                      964,600
                   1,200   Quest Diagnostics, Inc.                                                   126,156
                     600   Sierra Health Services, Inc. *#                                            38,304
                     300   Triad Hospitals, Inc. *                                                    15,030
                   6,900   UnitedHealth Group, Inc.                                                  658,122
                     300   Visx, Inc. *                                                                7,032
                     500   Wellchoice, Inc. *                                                         26,655
                   2,700   Wellpoint, Inc. *                                                         338,445
                                                                                                   ---------
                                                                                                   6,239,908
                                                                                                   ---------
Insurance  (0.2%):
                     600   American Financial Group, Inc.                                             18,480
                     500   Amerus Group Co.                                                           23,625
                     400   Assurant, Inc.                                                             13,480
                   1,300   Marsh & McLennan Companies, Inc.                                           39,546
                     600   Old Republic International Corp.                                           13,974
                     300   PartnerRe, Ltd.                                                            19,380
                     500   Prudential Financial, Inc.                                                 28,700
                     200   UICI                                                                        4,850
                   1,300   UnumProvident Corp.                                                        22,126
                                                                                                   ---------
                                                                                                      84,161
                                                                                                   ---------
Manufacturing  (10.8%):
                   8,900   3M Co.                                                                    762,641
                     200   Actuant Corp. *                                                             8,984

                   3,100   Alcoa, Inc.                                                                94,209
                   1,400   American Standard Companies, Inc.                                          65,072
                   5,800   Archer-Daniels-Midland Co.                                                142,564
                   1,000   Autoliv, Inc.                                                              47,650
                     700   Ball Corp.                                                                 29,036
                     100   BorgWarner, Inc.                                                            4,868
                     100   Cabot Corp.                                                                 3,343
                     600   Carpenter Technology Corp.                                                 35,646
                   2,600   Caterpillar, Inc.                                                         237,744
                   2,200   Coach, Inc. *                                                             124,586
                     400   ConAgra Foods, Inc.                                                        10,808
                     300   Cooper Industries, Ltd., Class A                                           21,456
                   1,200   Crown Holdings, Inc. *                                                     18,672
                     500   Cummins Engine, Inc.                                                       35,175
                     200   Dade Behring Holdings, Inc. *                                              11,786
                     600   Dana Corp.                                                                  7,674
                     800   Deere & Co.                                                                53,704
                     300   Eagle Materials, Inc.                                                      23,640
                     100   Eagle Materials, Inc., Class A#                                             8,094
                   1,100   Eastman Chemical Co.                                                       64,900
                     300   FMC Corp. *                                                                16,035
                  16,000   Ford Motor Co.                                                            181,280
                     700   General Dynamics Corp.                                                     74,935
                  80,200   General Electric Co.                                                    2,892,012
                     500   General Motors Corp.#                                                      14,695
                     400   Georgia Gulf Corp.                                                         18,392
                   2,300   Georgia-Pacific Corp.                                                      81,627
                  11,400   Gillette Co.                                                              575,472
                   2,000   Goodyear Tire & Rubber Co. *#                                              26,700
                   1,000   H.J. Heinz Co.                                                             36,840
                   1,900   Hershey Foods Corp.                                                       114,874
                   2,300   Honeywell International, Inc.                                              85,583
                   1,200   Illinois Tool Works, Inc.                                                 107,436
                   1,300   Ingersoll Rand Co.                                                        103,545
                   1,200   International Paper Co.                                                    44,148
                     300   Joy Global, Inc.                                                           10,518
                     200   Kellogg Co.                                                                 8,654
                   4,400   Masco Corp.                                                               152,548
                   1,200   Mattel, Inc.                                                               25,620
                   1,500   MeadWestvaco Corp.                                                         47,730
                     100   Micros Systems, Inc. *                                                      3,671
                     500   Mueller Industries, Inc.                                                   14,075
                     500   Nautilus Group, Inc.#                                                      11,880
                     700   Navistar International Corp. *                                             25,480
                   1,400   Newell Rubbermaid, Inc.                                                    30,716
                   1,500   Nike, Inc., Class B                                                       124,965
                     100   Nova Chemicals Corp.#                                                       4,295
                   2,400   Nucor Corp.#                                                              138,144
                     400   OM Group, Inc. *                                                           12,168
                     500   Oregon Steel Mills, Inc. *                                                 11,500
                   2,400   Owens-Illinois, Inc. *                                                     60,336
                   1,900   PACCAR, Inc.                                                              137,541
                     300   Pall Corp.                                                                  8,136
                   1,600   Phelps Dodge Corp.                                                        162,768
                     300   Polaris Industries, Inc.#                                                  21,069
                     400   Potlatch Corp.                                                             18,828
                   1,800   PPG Industries, Inc.                                                      128,736
                   1,200   Praxair, Inc.                                                              57,432
                     400   Precision Castparts Corp.                                                  30,804
                     300   Quanex Corp.                                                               15,996
                     700   Rayovac Corp. *                                                            29,120
                   1,700   Reynolds American, Inc.#                                                  137,003
                   2,200   Rockwell Automation, Inc.                                                 124,608
                   2,300   Rohm and Haas Co.                                                         110,400
                   6,000   Sara Lee Corp.                                                            132,960
                     400   Schnitzer Steel Industries, Inc.,                                          13,492
                           Class A

                     900   Shaw Group, Inc. *#                                                        19,620
                     300   Smithfield Foods, Inc. *                                                    9,465
                     600   Southern Peru Copper Corp.#                                                33,276
                   1,100   Spx Corp.                                                                  47,608
                     500   Terex Corp. *                                                              21,650
                   1,300   Thermo Electron Corp. *                                                    32,877
                     500   Toro Co.                                                                   44,250
                     400   United Defense Industries, Inc.                                            29,368
                     500   United States Steel Corp.                                                  25,425
                     400   Winnebago Industries, Inc.#                                                12,640
                     900   Worthington Industries, Inc.                                               17,352
                                                                                                   ---------
                                                                                                   8,290,550
                                                                                                   ---------
Media  (2.0%):
                  13,300   Comcast Corp., Class A *                                                  449,274
                     500   Gannett Company, Inc.                                                      39,540
                     300   Knight-Ridder, Inc.                                                        20,175
                   4,100   Liberty Media Corp., Class A *                                             42,517
                     200   Liberty Media International, Inc., Class A *                                8,748
                   1,500   McGraw-Hill Co., Inc.                                                     130,875
                   3,500   News Corp., Class A                                                        59,220
                  27,200   Time Warner, Inc. *                                                       477,360
                   7,865   Viacom, Inc., Class B                                                     273,938
                                                                                                   ---------
                                                                                                   1,501,647
                                                                                                   ---------
Oil/Gas  (10.9%):
                     800   Amerada Hess Corp.                                                         76,968
                   2,400   Anadarko Petroleum Corp.                                                  182,640
                   2,800   Apache Corp.                                                              171,444
                     800   Atmos Energy Corp.                                                         21,600
                   2,600   Baker Hughes, Inc.                                                        115,674
                     200   Berry Petroleum Co., Class A#                                              10,290
                     700   Cal Dive International, Inc. *                                             31,710
                   2,400   Canadian Natural Resources                                                135,568
                   2,400   Chesapeake Energy Corp.                                                    52,656
                  19,100   ChevronTexaco Corp.                                                     1,113,721
                     100   Cimarex Energy Co. *#                                                       3,900
                   5,300   ConocoPhillips                                                            571,552
                   5,100   Devon Energy Corp.                                                        243,525
                     900   Diamond Offshore Drilling, Inc.#                                           44,910
                   1,100   Dynegy, Inc., Class A *#                                                    4,301
                     500   Energy Partners, Ltd. *#                                                   12,985
                   2,400   EOG Resources, Inc.                                                       116,976
                  58,000   Exxon Mobil Corp.                                                       3,456,800
                     900   Forest Oil Corp. *                                                         36,450
                   1,800   Frontier Oil Corp.#                                                        65,268
                   1,100   Halliburton Co.                                                            47,575
                     200   Helmerich & Payne, Inc.                                                     7,938
                     300   Holly Corp.#                                                               11,181
                     200   Houston Exploration Co. *                                                  11,390
                   2,000   Kerr-McGee Corp.                                                          156,660
                     600   Kinder Morgan, Inc.                                                        45,420
                   1,900   Marathon Oil Corp.                                                         89,148
                     400   Massey Energy Co.#                                                         16,016
                     800   Maverick Tube Corp. *                                                      26,008
                     400   Murphy Oil Corp.                                                           39,492
                     200   Newfield Exploration Comp. *                                               14,852
                     500   Noble Energy, Inc.#                                                        34,010
                   3,700   Occidental Petroleum Corp.                                                263,329
                     300   Oil States International, Inc. *                                            6,165
                   5,700   Paramount Resources, Ltd. *                                               145,962
                     300   Patina Oil & Gas Corp.                                                     12,000
                     200   Petroleum Development *                                                     7,538
                     900   Plains Exploration & Product Co. *                                         31,410
                     200   Precision Drilling Corp. *                                                 14,956
                     100   Premor, Inc.                                                                5,968
                     600   Pride International, Inc. *#                                               14,904
                     700   Sempra Energy                                                              27,888

                     100   St. Mary Land & Exploration Co.#                                            5,005
                     800   Sunoco, Inc.                                                               82,816
                   4,500   Talisman Energy, Inc.                                                     153,904
                   1,200   Tesoro Petroleum Corp. *                                                   44,424
                   2,000   Transocean, Inc. *                                                        102,920
                     400   Universal Compression Holdings, Inc. *                                     15,148
                   3,500   Unocal Corp.                                                              215,915
                   1,500   Valero Energy Corp.                                                       109,905
                     100   Vintage Petroleum, Inc.                                                     3,146
                     300   Whiting Petroleum Corp.#                                                   12,234
                   5,100   Williams Companies, Inc.                                                   95,931
                     133   XTO Energy, Inc.                                                            4,368
                                                                                                   ---------
                                                                                                   8,344,464
                                                                                                   ---------
Pharmaceuticals  (5.6%):
                     900   Allergan, Inc.                                                             62,523
                     400   Alpharma, Inc., Class A#                                                    4,928
                     200   AmerisourceBergen Corp.                                                    11,458
                   5,700   Amgen, Inc. *                                                             331,797
                     200   Andrx Corp. *#                                                              4,534
                     900   Barr Pharmaceuticals, Inc. *                                               43,947
                   8,600   Bristol-Myers Squibb Co.                                                  218,956
                   1,000   Caremark Rx, Inc. *                                                        39,780
                   2,700   Eli Lilly & Co.                                                           140,670
                     900   Endo Pharmaceuticals Holdings, Inc. *                                      20,295
                   2,000   Forest Laboratories, Inc. *                                                73,900
                   4,000   Medco Health Solutions, Inc. *                                            198,280
                  25,800   Merck & Co, Inc.                                                          835,146
                  72,200   Pfizer, Inc.                                                            1,896,694
                   9,200   Wyeth                                                                     388,056
                                                                                                   ---------
                                                                                                   4,270,964
                                                                                                   ---------
Retail/Wholesale  (8.6%):
                     800   Abercrombie & Fitch Co., Class A                                           45,792
                     300   Action Performance Companies, Inc.#                                         3,969
                     200   Adesa, Inc.                                                                 4,672
                     300   Advance Auto Parts, Inc. *                                                 15,135
                     600   Aeropostale, Inc. *                                                        19,650
                     900   Agrium, Inc.                                                               16,425
                  17,000   Altria Group, Inc.                                                      1,111,631
                   1,900   American Eagle Outfitters, Inc.                                            56,145
                     500   American Greetings Corp., Class A                                          12,740
                     900   AutoNation, Inc. *                                                         17,046
                   1,100   Barnes & Noble, Inc. *                                                     37,939
                     100   Bebe Stores, Inc.#                                                          3,395
                   2,000   Bed Bath & Beyond, Inc. *                                                  73,080
                   3,500   Best Buy Company, Inc.                                                    189,035
                   1,200   BJ's Wholesale Club, Inc. *                                                37,272
                     500   Blockbuster, Inc., Class A#                                                 4,415
                   1,892   Blockbuster, Inc., Class B                                                 15,817
                   1,500   Borders Group, Inc.                                                        39,930
                     500   CBRL Group, Inc.                                                           20,650
                     800   CEC Entertainment, Inc. *                                                  29,280
                   3,200   Circuit City Stores, Inc.#                                                 51,360
                     100   Claire's Stores, Inc.                                                       2,304
                     800   Clorox Co.                                                                 50,392
                     200   Colgate-Palmolive Co.                                                      10,434
                     300   Copart, Inc. *                                                              7,068
                   2,900   Costco Wholesale Corp.                                                    128,122
                   1,000   Darden Restaurants, Inc.                                                   30,680
                   1,500   Dillard's, Inc., Class A                                                   40,350
                   2,500   Eastman Kodak Co.                                                          81,375
                     300   Electronics Boutique Holdings Corp. *#                                     12,891
                     600   Energizer Holdings, Inc. *                                                 35,880
                     100   Ethan Allen Interiors, Inc.#                                                3,200

                   2,700   Federated Department Stores, Inc.                                         171,828
                     200   Finish Line, Inc., Class A                                                  4,630
                     300   Furniture Brands International, Inc.#                                       6,543
                   7,200   Gap, Inc.                                                                 157,248
                     600   Genuine Parts Co.                                                          26,094
                     200   Guitar Center, Inc. *                                                      10,966
                  18,800   Home Depot, Inc.                                                          718,912
                   1,900   Ingram Micro, Inc., Class A *                                              31,673
                   4,200   J.C. Penney Co., Inc.                                                     218,064
                     100   Jack In the Box, Inc. *                                                     3,710
                   1,700   Kroger Co. *                                                               27,251
                   4,000   Limited Brands                                                             97,200
                     200   Loews Corp. - Carolina Group                                                6,620
                   3,900   Lowe's Companies, Inc.                                                    222,651
                     600   Men's Wearhouse, Inc. *                                                    25,326
                   1,600   Micheals Stores, Inc.                                                      58,080
                     600   Nordstrom, Inc.                                                            33,228
                   3,500   Office Depot, Inc. *                                                       77,630
                   1,700   Pacific Sunwear of California, Inc. *                                      47,566
                     400   Pactiv Corp. *                                                              9,340
                   1,300   PerkinElmer, Inc.                                                          26,819
                     100   Petco Animal Supplies, Inc. *                                               3,681
                     700   Pilgrim's Pride Corp.#                                                     25,004
                     200   Pitney Bowes, Inc.                                                          9,024
                     300   Reliance Steel & Aluminum Co.                                              12,003
                     300   Rent-A-Center, Inc. *                                                       8,193
                   4,000   Rite Aid Corp. *#                                                          15,840
                     100   Safeway, Inc. *                                                             1,853
                     100   SCP Pool Corp.                                                              3,186
                     504   Sears Holdings Corp. *                                                     67,064
                     500   Sherwin-Williams Co.                                                       21,995
                   4,300   Staples, Inc.                                                             135,149
                   1,000   Supervalue, Inc.                                                           33,350
                     600   Sysco Corp.                                                                21,480
                     100   Talbots, Inc.                                                               3,198
                   6,900   Target Corp.                                                              345,138
                     100   Tempur-Pedic International, Inc. *#                                         1,866
                   2,000   Textron, Inc.                                                             149,240
                     400   The Children's Place Retail Stores, Inc. *                                 19,100
                     800   Timberland Company, Class A *                                              56,744
                   2,900   TJX Companies, Inc.                                                        71,427
                     900   Too, Inc. *                                                                22,203
                   1,700   Toys "R" Us, Inc. *                                                        43,792
                     500   UST, Inc.                                                                  25,850
                   1,100   V.F. Corp.                                                                 65,054
                     400   W.W. Grainger, Inc.                                                        24,908
                  21,100   Wal-Mart Stores, Inc.                                                   1,057,321
                   4,300   Walgreen Co.                                                              191,006
                     100   WESCO International, Inc, *                                                 2,800
                     600   Zale Corp. *                                                               17,832
                                                                                                   ---------
                                                                                                   6,644,754
                                                                                                   ---------
Services  (3.7%):
                     700   Acxiom Corp.                                                               14,651
                   1,700   Automatic Data Processing, Inc.                                            76,415
                     200   Brinks Co.                                                                  6,920
                     300   Catalina Marketing Corp.#                                                   7,770
                     200   Cendant Corp.                                                               4,108
                     100   Centex Corp.                                                                5,727
                     600   CNF, Inc.                                                                  28,074
                     600   Constellation Energy Group, Inc.                                           31,020
                     500   Convergys Corp. *                                                           7,465
                     100   Corporate Executive Board                                                   6,395
                     100   CSG Systems International, Inc. *                                           1,629
                   9,400   Dow Chemical Co.                                                          468,590
                   7,600   Duke Energy Corp.                                                         212,876
                     200   Dun & Bradstreet Corp. *                                                   12,290

                  13,000   E.I. du Pont de Nemours and Co.                                           666,120
                     600   EGL, Inc. *                                                                13,680
                   2,000   First Data Corp.                                                           78,620
                     200   Harsco Corp.                                                               11,922
                     300   ITT Educational Services, Inc. *                                           14,550
                     700   J.B. Hunt Transport Services, Inc.                                         30,639
                     200   Korn/Ferry International *#                                                 3,806
                   2,200   Loews Corp. - Carolina Group                                              161,788
                   3,300   Monsanto Co.                                                              212,850
                   4,000   Northrop Grumman Corp.                                                    215,920
                     600   Omnicom Group, Inc.                                                        53,112
                     265   PHH Corp. *                                                                 5,796
                     600   Republic Services, Inc.                                                    20,088
                     900   Robert Half International, Inc.                                            24,264
                     800   Ryder System, Inc.                                                         33,360
                     500   Sotheby's Holdings, Inc., Class A *#                                        8,480
                   1,200   Starwood Hotels & Resorts                                                  72,036
                           Worldwide, Inc.
                     400   Temple-Inland, Inc.                                                        29,020
                     500   The Mosaic Co. *                                                            8,530
                   2,800   United Parcel Service, Inc., Class B                                      203,672
                   1,200   Valueclick, Inc. *#                                                        12,732
                   1,000   W.R. Grace & Co. *                                                          8,520
                   2,200   Waste Management, Inc.                                                     63,470
                     500   WCI Communities, Inc. *#                                                   15,040
                                                                                                   ---------
                                                                                                   2,851,945
                                                                                                   ---------
Telecommunications  (4.9%):
                     800   ADTRAN, Inc.#                                                              14,112
                   2,300   Alltel Corp.                                                              126,155
                   5,300   AT&T Corp.                                                                 99,375
                  10,600   BellSouth Corp.                                                           278,674
                   1,500   CenturyTel, Inc.                                                           49,260
                   1,400   Citizens Communications Co.                                                18,116
                   2,900   Clear Channel Communications, Inc.                                         99,963
                   1,000   Comverse Technology, Inc. *                                                25,220
                     800   Corning, Inc. *                                                             8,904
                   1,000   Crown Castle International Corp. *                                         16,060
                   2,800   EchoStar Communications Corp., Class A                                     81,900
                     300   J2 Global Communications, Inc. *#                                          10,293
                  16,400   Motorola, Inc.                                                            245,508
                  14,000   Nextel Communications, Inc., Class A *                                    397,880
                  12,400   QUALCOMM, Inc.                                                            454,460
                  29,900   SBC Communications, Inc.                                                  708,331
                     100   SpectraSite, Inc. *                                                         5,797
                   3,300   Sprint Corp.                                                               75,075
                     300   Telephone and Data Systems, Inc.                                           24,480
                  28,800   Verizon Communications, Inc.                                            1,022,400
                                                                                                   ---------
                                                                                                   3,761,963
                                                                                                   ---------
Transportation  (1.1%):
                     300   Arkansas Best Corp.#                                                       11,334
                   3,000   Burlington Northern Santa Fe Corp.                                        161,790
                   3,300   Burlington Resources, Inc.                                                165,231
                   1,100   CSX Corp.                                                                  45,815
                   2,800   Fedex Corp.                                                               263,060
                     200   General Maritime Corp. *#                                                   9,688
                   4,800   Norfolk Southern Corp.                                                    177,840
                     400   OMI Corp.#                                                                  7,660
                     900   Swift Transportation Company, Inc. *                                       19,926
                     100   Wabash National Corp.                                                       2,440
                                                                                                   ---------
                                                                                                     864,784
                                                                                                   ---------
Travel/Entertainment  (1.1%):
                     600   Activision, Inc. *                                                          8,880

\

                   1,000   Caesars Entertainment, Inc. *                                              19,790
                     900   Carnival Corp.                                                             46,629
                     100   Choice Hotels International, Inc.                                           6,195
                   1,700   Harley-Davidson, Inc.                                                      98,192
                     100   Hilton Hotels Corp.                                                         2,235
                     500   International Game Technology                                              13,330
                     100   Isle of Capri Casinos, Inc. *                                               2,654
                     200   Mandalay Resort Group                                                      14,098
                   2,200   Marriott International, Inc., Class A                                     147,092
                   1,400   Marvel Enterprises, Inc. *#                                                28,000
                   1,800   MGM Mirage *                                                              127,476
                     200   Penn National Gaming, Inc. *                                                5,876
                     900   Royal Caribbean Cruises, Ltd.                                              40,221
                   1,100   Sabre Holdings Corp., Class A                                              24,068
                   8,300   Walt Disney Co.                                                           238,459
                     200   Yellow Roadway Corp. *#                                                    11,708
                                                                                               -------------
                                                                                                     834,903
                                                                                               -------------
Utilities  (2.0%):
                   1,100   Ameren Corp.                                                               53,911
                   2,800   American Electric Power Company, Inc.                                      95,368
                   1,200   CMS Energy Corp. *#                                                        15,648
                     900   Dominion Resources, Inc.#                                                  66,987
                   3,800   Edison International                                                      131,936
                   2,600   Emerson Electric Co.                                                      168,818
                   1,500   Entergy Corp.                                                             105,990
                   4,200   Exelon Corp.                                                              192,738
                     700   FirstEnergy Corp.                                                          29,365
                   2,800   FPL Group, Inc.                                                           112,420
                     300   Nrg Energy, Inc. *                                                         10,245
                   4,300   PG&E Corp.#                                                               146,630
                     700   PPL Corp.                                                                  37,793
                     300   Progress Energy, Inc.#                                                     12,585
                   1,800   Public Service Enterprise Group, Inc.#                                     97,902
                   2,500   Southern Co.                                                               79,575
                   2,300   TXU Corp.                                                                 183,149
                                                                                               -------------
                                                                                                   1,541,060
                                                                                               -------------
TOTAL COMMON STOCKS (COST $72,602,414)                                                            75,265,729
                                                                                               -------------
DEPOSIT ACCOUNT  (2.1%):
               1,639,354   NTRS London Deposit Account                                             1,639,354
                                                                                               -------------
TOTAL DEPOSIT ACCOUNT (COST $1,639,354)                                                            1,639,354
                                                                                               -------------

COLLATERAL FOR SECURITIES ON LOAN (2.0%):

               1,514,091   Northern Trust Liquid Institutional Asset Portfolio                     1,514,091
                                                                                               -------------
TOTAL COLLATERAL FOR SECURITIES ON LOAN (COST $1,514,091)                                          1,514,091
                                                                                               -------------

TOTAL INVESTMENTS (COST $75,755,859) (a)   -   101.9%                                          $  78,419,174
                                                                                               =============

------------

Percentages noted above are based on net assets as of March 31, 2005.

*     Non-income producing security.

#     All or a portion of security is loaned as of March, 31 2005.

(a) Represents cost for financial reporting purposes, is substantially the same as federal income tax purposes, and differs from fair value by net unrealized appreciation on securities as follows:

Unrealized appreciation            $        4,610,018
Unrealized depreciation                    (1,946,703)
                                   ------------------
Net unrealized appreciation        $        2,663,315
                                   ==================

      The following represents the concentrations by country as of March 31, 2005 based upon the total fair value of investments.

COUNTRY                                           PERCENTAGE
-------                                           ----------
United States                                        99.4%
Canada                                                0.6%
                                                   ------
                                                   100.00%

SEE ACCOMPANYING NOTES TO THE SCHEDULES OF PORTFOLIO INVESTMENTS.

USALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
USAZ PIMCO NFJ SMALL CAP VALUE FUND
Schedule of Portfolio Investments                                 March 31, 2005
(Unaudited)

               SHARES                                                   FAIR VALUE
               ------                                                   ----------
COMMON STOCKS (88.5%):
Aerospace/Defense (1.7%):
                  71,000   Cubic Corp.                                $    1,344,740
                  23,700   Curtiss-Wright Corp.                            1,350,900
                                                                      --------------
                                                                           2,695,640
                                                                      --------------

Banking & Financial Services (4.2%):
                  31,300   AMCORE Financial, Inc.                            884,225
                  56,100   BancorpSouth, Inc.                              1,157,904
                  45,300   Commercial Federal Corp.                        1,252,545
                  50,456   Old National Bancorp                            1,024,257
                  46,600   Susquehanna Bancshares, Inc.                    1,136,108
                  50,512   Washington Federal, Inc.                        1,177,435
                                                                      --------------
                                                                           6,632,474
                                                                      --------------

Chemicals (2.5%):
                  46,100   Lubrizol Corp.                                  1,873,504
                 105,500   Methanex Corp.                                  2,049,865
                                                                      --------------
                                                                           3,923,369
                                                                      --------------

Health Care (4.4%):
                  38,900   Arrow International, Inc.                       1,336,215
                  31,500   Invacare Corp.                                  1,405,845
                  13,200   Landauer, Inc.                                    627,528
                  66,600   Owens & Minor, Inc.                             1,808,190
                  82,200   Perrigo Co.*                                    1,574,130
                  10,200   West Pharmaceutical Services, Inc.                243,780
                                                                      --------------
                                                                           6,995,688
                                                                      --------------

Insurance (4.6%):
                  31,200   AmerUs Group Co.                                1,474,200
                  31,650   Delphi Financial Group, Inc., Class A           1,360,950
                  37,100   Hilb Rogal & Hobbs Co.                          1,328,180
                  26,300   LandAmerica Financial Group, Inc.               1,315,789
                  76,000   Scottish Re Group, Ltd.                         1,711,520
                                                                      --------------
                                                                           7,190,639
                                                                      --------------

Manufacturing (19.8%):
                  48,320   Acuity Brands, Inc.                             1,304,640
                 147,000   Agnico-Eagle Mines, Ltd.                        2,138,849
                  54,800   Albany International Corp., Class A             1,692,224
                  98,800   ArvinMeritor, Inc.                              1,528,436
                  27,000   Barnes Group, Inc.                                733,590
                  31,800   Chicago Bridge and Iron Co.                     1,400,154
                  66,700   Crane Co.                                       1,920,293
                  26,100   Harsco Corp.                                    1,555,821
                  64,600   Kellwood Co.                                    1,859,834
                  32,900   Lancaster Colony Corp.                          1,399,895
                  67,400   Lennox International, Inc.                      1,477,408
                  13,500   Libbey, Inc.                                      283,500
                  51,800   Lincoln Electric Holdings, Inc.                 1,558,144
                  17,000   Methode Electronics, Inc., Class A                205,870
                  53,800   Mueller Industries, Inc.                        1,514,470
                  53,800   Regal-Beloit Corp.                              1,548,902
                  76,800   Rock - Tenn Co., Class A                        1,021,440
                  91,500   RPM International, Inc.                         1,672,620
                  63,800   Russell Corp.                                   1,153,504
                  33,900   Sturm, Ruger & Company, Inc.                      234,927
                  28,700   Teleflex, Inc.                                  1,468,866

                  23,800   Universal Forest Products, Inc.                   924,630
                  45,800   Valmont Industries, Inc.                        1,022,256
                  42,700   York International Corp.                        1,672,986
                                                                          ----------
                                                                          31,293,259
                                                                          ----------

Metals/Mining (6.6%):
                  44,200   Arch Coal, Inc.                                 1,901,042
                  60,200   Commercial Metals Co.                           2,040,178
                 116,600   Goldcorp, Inc.                                  1,656,886
                 215,800   Iamgold Corp.                                   1,325,012
                  34,600   IPSCO, Inc.                                     1,764,600

                  40,700   Massey Energy Co.                               1,629,628
                                                                          ----------
                                                                          10,317,346
                                                                          ----------

Oil/Gas (14.4%):
                  51,300   Atmos Energy Corp.                              1,385,100
                  15,600   Berry Petroleum Co., Class A                      802,620
                  31,700   Cabot Oil & Gas Corp.                           1,748,255
                  23,500   Energen Corp.                                   1,565,100
                  52,000   Frontier Oil Corp.                              1,885,520
                  46,700   Holly Corp.                                     1,740,509
                  47,900   National Fuel Gas Co.                           1,369,461
                  34,300   Penn Virginia Corp.                             1,574,370
                  74,000   Range Resources Corp.                           1,728,640
                  33,200   St. Mary Land & Exploration Co.                 1,661,660
                  51,700   Tidewater, Inc.                                 2,009,062
                  35,300   UGI Corp.                                       1,603,326
                  45,400   WD-40 Co.                                       1,475,046
                  40,100   Western Gas Resources, Inc.                     1,381,445
                  22,000   World Fuel Services Corp.                         693,000
                                                                          ----------
                                                                          22,623,114
                                                                          ----------

Real Estate Investment Trusts (7.3%):
                  19,200   CBL & Associates Properties, Inc.               1,372,992
                  66,200   Equity One, Inc.                                1,363,058
                  43,500   First Industrial Realty Trust, Inc.             1,645,605
                  43,200   Healthcare Realty Trust, Inc.                   1,574,208
                 122,600   HRPT Properties Trust                           1,460,166
                  78,700   Nationwide Health Properties, Inc.              1,590,527
                  47,100   New Plan Excel Realty Trust                     1,182,681
                  32,100   Shurgard Storage Centers, Inc., Class A         1,315,458
                                                                          ----------
                                                                          11,504,695
                                                                          ----------

Retail/Wholesale (11.4%):
                  69,900   Bob Evans Farms, Inc.                           1,639,155
                  35,800   Brown Shoe Company, Inc.                        1,226,866
                  55,000   Burlington Coat Factory Warehouse Corp.         1,578,500
                  75,900   Casey's General Stores, Inc.                    1,363,923
                  19,400   Cato Corp., Class A                               625,650
                  15,500   Chiquita Brands International, Inc.               415,090
                  61,000   Corn Products International, Inc.               1,585,390
                  48,700   Fresh Del Monte Produce, Inc.                   1,486,324
                  85,000   Handleman Co.                                   1,611,600
                  64,800   Landry's Restaurants, Inc.                      1,874,016
                  62,900   Ruddick Corp.                                   1,456,135
                  14,200   Sanderson Farms, Inc.                             613,582
                  53,600   Sensient Technologies Corp.                     1,155,616
                  33,500   Weis Markets, Inc.                              1,235,145
                                                                          ----------
                                                                          17,866,992
                                                                          ----------

Services (1.2%):
                  39,900   Banta Corp.                                     1,707,720
                  15,100   Ennis, Inc.                                       255,492
                                                                          ----------
                                                                           1,963,212
                                                                          ----------

Tobacco (1.1%):
                  38,200   Universal Corp.                                 1,748,414
                                                                          ----------

Transportation (4.3%):
                  31,200   Arkansas Best Corp.                             1,178,736
                  17,400   Frontline, Ltd.                                   852,600
                  87,600   Intrawest Corp.                                 1,675,788
                   1,741   Ship Finance International                         35,342
                  30,300   Teekay Shipping Corp.                           1,361,985
                  33,500   USF Corp.                                       1,616,710
                                                                      --------------
                                                                           6,721,161
                                                                      --------------

Utilities (5.0%):
                  67,900   Cleco Corp.                                     1,446,270
                  60,400   Duquesene Light Holdings, Inc.                  1,082,368
                  41,100   Northwest Natural Gas Co.                       1,486,587
                  30,100   Peoples Energy Corp.                            1,261,792
                  51,200   Vectren Corp.                                   1,363,968
                  41,000   WGL Holdings, Inc.                              1,269,360
                                                                      --------------
                                                                           7,910,345
                                                                      --------------
TOTAL COMMON STOCKS (COST $122,874,543)                                  139,386,348
                                                                      --------------

DEPOSIT ACCOUNT (11.4%):
              17,934,596   TNT Offshore Deposit Account                   17,934,596
                                                                      --------------
TOTAL DEPOSIT ACCOUNT (COST $17,934,596)                                  17,934,596
                                                                      --------------

TOTAL INVESTMENTS (COST $140,809,139) (a) - 99.9%                     $  157,320,944
                                                                      ==============

------------

Percentages noted above are based on net assets as of March 31, 2005.

*     Non-income producing security.

(a) Represents cost for financial reporting purposes, is substantially the same as federal income tax purposes, and differs from fair value by net unrealized appreciation on securities as follows:

Unrealized appreciation                  $   18,834,094
Unrealized depreciation                      (2,322,289)
                                         --------------
Net unrealized appreciation              $   16,511,805
                                         ==============

SEE ACCOMPANYING NOTES TO THE SCHEDULES OF PORTFOLIO INVESTMENTS.

USALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
USAZ PIMCO PEA RENAISSANCE FUND
Schedule of Portfolio Investments                                 March 31, 2005
(Unaudited)

               SHARES                                                            FAIR VALUE
               ------                                                            ----------
COMMON STOCKS (89.7%):
Automobiles (2.9%):
                 334,900   Navistar International Corp. * #                     $  12,190,360
                 124,500   Visteon Corp.                                              710,895
                                                                                -------------
                                                                                   12,901,255
                                                                                -------------

Banking/Financial Services (15.8%):
                  88,000   American Express Co.                                     4,520,560
                 280,000   Aon Corp.                                                6,395,200
                 146,000   Bank of America Corp.                                    6,438,600
                 198,400   CIT Group, Inc.                                          7,539,200
                  92,000   Citigroup, Inc. #                                        4,134,480
                  29,100   Fannie Mae                                               1,584,495
                  24,600   Freddie Mac #                                            1,554,720
                 476,000   J.P. Morgan Chase & Co.                                 16,469,599
                  78,790   Liberty Media International *                            3,446,275
                 116,000   Merrill Lynch & Company, Inc.                            6,565,600
                  34,000   Piper Jaffray Companies, Inc. *                          1,244,060
                  60,900   PMI Group, Inc.                                          2,314,809
                 128,900   Shinsei Bank, Ltd.                                         732,919
                  98,000   Zions Bancorporation                                     6,763,960
                                                                                -------------
                                                                                   69,704,477
                                                                                -------------

Chemicals (5.2%):
                 430,729   Crompton Corp. #                                         6,288,643
                  81,400   FMC Corp. *                                              4,350,830
                  58,500   Huntsman Corp. *                                         1,364,220
                 111,700   Lyondell Chemical Co.                                    3,118,664
                 155,600   Mosaic Co. * #                                           2,654,536
                 241,000   Olin Corp.                                               5,374,300
                                                                                -------------
                                                                                   23,151,193
                                                                                -------------

Electronics (8.0%):
                 227,100   Arrow Electronics, Inc. *                                5,756,985
                 361,600   Avnet, Inc. *                                            6,660,672
                   1,700   DRS Technologies, Inc. *                                    72,250
                 133,000   Gentex Corp.                                             4,242,700
                 227,000   Jabil Circuit, Inc. *                                    6,474,040
                 176,200   Kulicke & Soffa Industries, Inc. *                       1,108,298
               1,114,000   Sanmina-SCI Corp. *                                      5,815,080
               1,257,700   Solectron Corp. * #                                      4,364,219
                  41,600   Teradyne, Inc. *                                           607,360
                                                                                -------------
                                                                                   35,101,604
                                                                                -------------

Health Care (7.0%):
                  99,000   Beckman Coulter, Inc. #                                  6,578,550
                 100,000   Charles River Laboratories International, Inc. * #       4,704,000
                  82,000   Covance, Inc.*                                           3,904,020
                 126,200   Laboratory Corporation of America Holdings *             6,082,840
                  56,600   Sanofi-Aventis                                           4,786,928
                 434,100   Tenet Healthcare Corp. * #                               5,005,173
                                                                                -------------
                                                                                   31,061,511
                                                                                -------------

Hotels/Motels (0.1%):
                  70,000   LA Quinta Corp. *                                          595,000
                                                                                -------------

Household (1.1%):
                 112,300   Avon Products, Inc.                                      4,822,162
                                                                                -------------

Insurance (2.1%):
                 149,600   American Equity Investment Life Holding Co. #                1,913,384
                  86,100   Conseco, Inc. *                                              1,758,162
                  63,000   Hartford Financial Services Group, Inc.                      4,319,280
                  53,600   Old Republic International Corp.                             1,248,344
                                                                                       ----------
                                                                                        9,239,170
                                                                                       ----------

Manufacturing (11.1%):
                 137,600   Alcan, Inc.                                                  5,217,792
                  75,000   Amgen, Inc. *                                                4,365,750
                 210,400   ArvinMeritor, Inc. #                                         3,254,888
               2,844,500   Bombardier, Inc., Class B                                    6,346,182
                  64,800   Eaton Corp. #                                                4,237,920
                  40,000   Flowserve Corp. *                                            1,034,800
                 170,000   Input/Output, Inc. *                                         1,096,500
                  27,520   Novelis, Inc.                                                  603,238
                  68,000   Parker Hannifin Corp.                                        4,142,560
                  50,000   Thermo Electron Corp. *                                      1,264,500
                 145,000   Timken Co.                                                   3,964,300
                   6,300   Trinity Industries, Inc. #                                     177,471
                 386,000   Tyco International, Ltd.                                    13,046,801
                  10,000   York International Corp.                                       391,800
                                                                                       ----------
                                                                                       49,144,502
                                                                                       ----------

Media (4.6%):
                   9,461   Lamar Advertising Co., Class A *                               381,184
                 625,614   Liberty Media Corp., Class A *                               6,487,617
                 109,600   Tribune Co.                                                  4,369,752
                 808,000   WPP Group plc                                                9,193,687
                                                                                       ----------
                                                                                       20,432,240
                                                                                       ----------

Oil/Gas (6.1%):
                  64,000   ConocoPhillips                                               6,901,760
                 115,000   Exxon Mobil Corp.                                            6,854,000
                  90,000   Nabors Industries, Ltd. *                                    5,322,600
                  62,900   National-Oilwell Varco, Inc. * #                             2,937,430
                 138,700   XTO Energy, Inc.                                             4,554,908
                  97,900   Yukos, ADR *                                                   221,254
                                                                                       ----------
                                                                                       26,791,952
                                                                                       ----------

Paper/Forest Products (3.5%):
                 835,900   Abitibi-Consolidated, Inc.                                   3,867,989
                 140,900   Bowater, Inc.                                                5,307,703
                 282,500   Smurfit-Stone Container Corp. *                              4,370,275
                 412,600   Tembec, Inc. * #                                             1,977,425
                                                                                       ----------
                                                                                       15,523,392
                                                                                       ----------

Pharmaceuticals (1.6%):
                 269,400   Bristol-Myers Squibb Co.                                     6,858,924
                                                                                       ----------

Retail/Wholesale (7.8%):
                  80,000   AnnTaylor Stores, Corp. *                                    2,047,200
                  68,100   Claire's Stores, Inc.                                        1,569,024
                 203,600   J.C. Penney Company, Inc. (Holding Company)                 10,570,912
                 262,500   Payless ShoeSource, Inc. *                                   4,144,875
                 242,600   Smithfield Foods, Inc. *                                     7,654,030
                 170,000   Wal-Mart Stores, Inc.                                        8,518,700
                                                                                       ----------
                                                                                       34,504,741
                                                                                       ----------

Services (1.3%):
                 605,000   BearingPoint, Inc. * #                                       5,305,850
                   5,600   Dun & Bradstreet Corp. *                                       344,120
                                                                                       ----------
                                                                                        5,649,970
                                                                                       ----------

Telecommunications (0.4%):
                 117,700   Hutchison Telecommunications International, Ltd., ADR * #    1,663,101
                                                                                       ----------

Tobacco (0.8%):
                 108,700   Loews Corp. - Carolina Group                                 3,597,970
                                                                                       ----------

Transportation (4.2%):
                 120,600   CSX Corp.                                                    5,022,990
                 294,100   Swift Transportation Co., Inc. * #                           6,511,374
                 346,200   United Rentals, Inc. *                                       6,996,702
                                                                                   --------------
                                                                                       18,531,066
                                                                                   --------------

Utilities (6.1%):
                 255,000   AES Corp. * #                                                4,176,900
                 290,300   Allegheny Energy, Inc. * #                                   5,997,598
                 554,600   Allied Waste Industries, Inc. * #                            4,054,126
                 113,000   Cinergy Corp.                                                4,578,760
                  97,000   Exelon Corp. #                                               4,451,330
                  18,600   Foundation Coal Holdings, Inc. #                               437,286
                 289,900   Reliant Resources, Inc. *                                    3,299,062
                                                                                   --------------
                                                                                       26,995,062
                                                                                   --------------
TOTAL COMMON STOCKS (COST $364,720,063)                                               396,269,292
                                                                                   --------------

DEPOSIT ACCOUNT (5.9%):
              25,826,735   NTRS London Deposit Account                                 25,826,735
                                                                                   --------------
TOTAL DEPOSIT ACCOUNT (COST $25,826,735)                                               25,826,735
                                                                                   --------------

INVESTMENT COMPANIES (4.1%):
                  89,000   Ishares Russell 1000 Value Index Fund                        5,860,650
                  60,000   iShares Trust S&P 500/Barra                                  3,654,000
                  71,900   Standard & Poors Depositary Receipt Trust Series 1 #         8,484,200
                                                                                   --------------
TOTAL INVESTMENT COMPANIES (COST $16,539,503)                                          17,998,850
                                                                                   --------------

COLLATERAL FOR SECURITIES ON LOAN (12.5%):
              55,023,835   Allianz Dresdner Daily Asset Fund (b)                       55,023,835
                                                                                   --------------
TOTAL COLLATERAL FOR SECURITIES ON LOAN (COST $55,023,835)                             55,023,835
                                                                                   --------------

TOTAL INVESTMENTS (COST $462,110,136) (a) - 112.2%                                 $  495,118,712
                                                                                   ==============

---------------

Percentages noted above are based on net assets as of March 31, 2005.

*     Non-income producing security.

#     All or a portion of security is loaned as of March 31, 2005.

ADR - American Depository Receipt.

(a) Represents cost for financial reporting purposes, is substantially the same as federal income tax purposes, and differs from fair value by net unrealized appreciation on securities as follows:


Unrealized appreciation            $       47,455,541
Unrealized depreciation                   (14,446,965)
                                   ------------------
Net unrealized appreciation        $       33,008,576
                                   ==================

(b)   Represents an investment in an affiliate.

      The following represents the concentrations by country as of March 31, 2005 based upon the total fair value of investments.

  COUNTRY                  PERCENTAGE
  -------                  ----------
United States                 93.8%
Canada                         2.8%
United Kingdom                 2.1%
France                         1.1%
Japan                          0.2%
                             -----
                             100.0%

SEE ACCOMPANYING NOTES TO THE SCHEDULES OF PORTFOLIO INVESTMENTS.

USALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
USAZ PIMCO PEA VALUE FUND
Schedule of Portfolio Investments                                 March 31, 2005
(Unaudited)

               SHARES                                                 FAIR VALUE
               ------                                                 ----------
COMMON STOCKS (91.0%):
Aerospace/Defense (4.2%):
                 167,200   Boeing Co.                                $   9,774,512
                                                                     -------------

Automobiles (0.6%):
                  40,400   Navistar International Corp. *                1,470,560
                                                                     -------------

Banking/Financial Services (19.8%):
                  67,100   Ambac Financial Group, Inc.                   5,015,725
                 191,518   Bank of America Corp.                         8,445,944
                 218,000   Citigroup, Inc.                               9,796,920
                  67,000   Countrywide Financial Corp.                   2,174,820
                  41,600   H&R Block, Inc.                               2,104,128
                 217,700   J.P. Morgan Chase & Co.                       7,532,420
                 151,500   Merrill Lynch & Company, Inc.                 8,574,900
                  41,500   Morgan Stanley                                2,375,875
                  41,300   Wells Fargo & Co.                             2,469,740
                                                                     -------------
                                                                        48,490,472
                                                                     -------------

Electronics (4.1%):
                 160,000   Avnet, Inc. *                                 2,947,200
                 552,400   Sanmina-SCI Corp. *                           2,883,528
                  95,000   Sony Corp.                                    3,794,864
                                                                     -------------
                                                                         9,625,592
                                                                     -------------

Food (0.8%):
                 190,000   Cadbury Schweppes plc                         1,903,883
                                                                     -------------

Health Care (3.0%):
                  84,500   Sanofi-Synthelabo SA                          7,146,562
                                                                     -------------

Insurance (6.5%):
                  35,600   American International Group, Inc.            1,972,596
                 123,200   Genworth Financial Inc., Class A              3,390,464
                  75,400   Marsh & McLennan Companies, Inc.              2,293,668
                 132,100   MetLife, Inc.                                 5,165,110
                  68,900   The St. Paul Travelers Companies, Inc.        2,530,697
                                                                     -------------
                                                                        15,352,535
                                                                     -------------

Manufacturing (12.1%):
                 881,000   ABB, Ltd. *                                   5,454,820
                 137,235   Alcan, Inc. #                                 5,203,951
                 205,700   Honeywell International, Inc.                 7,654,097
                  72,700   Parker Hannifin Corp.                         4,428,884
                 169,900   Tyco International, Ltd.                      5,742,620
                                                                     -------------
                                                                        28,484,372
                                                                     -------------

Media (2.2%):
                 496,000   Liberty Media Corp., Class A *                5,143,520
                                                                     -------------
Metals/Mining (2.3%):
                 135,000   Inco, Ltd. * #                                5,373,000
                                                                     -------------
Oil/Gas (14.3%):
                 134,300   BP plc, ADR                                   8,380,320
                 250,000   ChevronTexaco Corp.                          14,577,500
                 176,400   Exxon Mobil Corp.                            10,513,440
                  30,100   Yukos, ADR * #                                   68,026
                                                                     -------------
                                                                        33,539,286
                                                                     -------------

Paper/Forest Products (0.5%):
                 236,300   Abitibi-Consolidated, Inc.                    1,093,439
                                                                     -------------

Pharmaceuticals (3.4%):
                  84,100   Merck & Company, Inc.                                        2,722,317
                  99,000   Pfizer, Inc.                                                 2,600,730
                 141,300   Schering-Plough Corp.                                        2,564,595
                                                                                  ---------------
                                                                                        7,887,642
                                                                                  ---------------

Retail/Wholesale (3.6%):
                  66,100   J.C. Penney Company, Inc. (Holding Company)                  3,431,912
                 133,900   May Department Stores Co.                                    4,956,978
                                                                                  ---------------
                                                                                        8,388,890
                                                                                  ---------------

Telecommunications (3.3%):
                  99,800   Alltel Corp. #                                               5,474,030
                 141,500   Nokia Corp., ADR                                             2,183,345
                                                                                  ---------------
                                                                                        7,657,375
                                                                                  ---------------

Tobacco (3.7%):
                 134,300   Altria Group, Inc.                                           8,781,877
                                                                                  ---------------
Travel/Entertainment (1.5%):
                  66,900   Carnival Corp.                                               3,466,089
                                                                                  ---------------

Utilities (4.2%):
                 218,100   General Electric Co.                                         7,864,686
                  72,400   Waste Management, Inc.                                       2,088,740
                                                                                  ---------------
                                                                                        9,953,426
                                                                                  ---------------
TOTAL COMMON STOCKS (COST $202,221,122)                                               213,533,032
                                                                                  ---------------

DEPOSIT ACCOUNT (6.0%):
              14,081,264   NTRS London Deposit Account                                 14,081,264
                                                                                  ---------------
TOTAL DEPOSIT ACCOUNT (COST $14,081,264)                                               14,081,264
                                                                                  ---------------

INVESTMENT COMPANY (1.2%):
                  45,600   iShares Trust S&P 500/Barra                                  2,777,040
                                                                                  ---------------
TOTAL INVESTMENT COMPANY (COST $2,570,264)                                              2,777,040
                                                                                  ---------------

COLLATERAL FOR SECURITIES ON LOAN (1.9%):
               4,376,579   Northern Trust Liquid Institutional Asset Portfolio          4,376,579
                                                                                  ---------------
TOTAL COLLATERAL FOR SECURITIES ON LOAN (COST $4,376,579)                               4,376,579
                                                                                  ---------------

TOTAL INVESTMENTS (COST $223,249,229) (a) - 100.1%                                $   234,767,915
                                                                                  ===============

-----------------------------

Percentages noted above are based on net assets as of March 31, 2005.

*     Non-income producing security.

#     All or a portion of security is loaned as of March 31, 2005.

ADR - American Depository Receipt.

(a) Represents cost for financial reporting purposes, is substantially the same as federal income tax purposes, and differs from fair value by net unrealized appreciation on securities as follows:

Unrealized appreciation            $ 16,372,564
Unrealized depreciation              (4,853,878)
                                   ------------
Net unrealized appreciation        $ 11,518,686
                                   ============

      The following represents the concentrations by country as of March 31, 2005 based upon the total fair value of investments.

  COUNTRY                PERCENTAGE
  -------                ----------
United States               91.5%
France                       3.1%
Switzerland                  2.4%
Japan                        1.7%
Great Britain                0.8%
Canada                       0.5%
                           -----
                           100.0%

SEE ACCOMPANYING NOTES TO THE SCHEDULES OF PORTFOLIO INVESTMENTS.

USALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
USAZ VAN KAMPEN AGGRESSIVE GROWTH FUND
Schedule of Portfolio Investments                                 March 31, 2005
(Unaudited)

               SHARES                                                           FAIR VALUE
               ------                                                           ----------
COMMON STOCKS  (95.2%):
Auto & Transportation (3.5%):
                  11,500   Burlington Northern Santa Fe Corp.                  $     620,195
                   8,960   C.H. Robinson Worldwide, Inc.                             461,709
                  36,540   Continental Airlines, Inc., Class B * #                   439,942
                   5,760   FedEx Corp.                                               541,152
                  29,950   Goodyear Tire & Rubber Co. * #                            399,833
                  11,480   Yellow Roadway Corp. * #                                  672,038
                                                                               -------------
                                                                                   3,134,869
                                                                               -------------

Consumer Discretionary (24.5%):
                  11,920   Abercrombie & Fitch Co., Class A                          682,301
                  17,095   Aeropostale, Inc. *                                       559,861
                  22,880   American Eagle Outfitters, Inc.                           676,104
                   6,000   AutoZone, Inc. *                                          514,200
                  17,160   Bebe Stores, Inc. #                                       582,582
                  12,070   Boyd Gaming Corp. #                                       629,451
                  11,970   Brunswick Corp.                                           560,795
                  18,000   Cabelas, Inc., Class A * #                                371,340
                  23,690   Cablevision Systems New York Group, Class A * #           664,505
                  18,360   Catalina Marketing Corp. #                                475,524
                  20,010   Coach, Inc. *                                           1,133,165
                   8,630   Corporate Executive Board Co.                             551,889
                  11,910   CVS Corp.                                                 626,704
                  18,200   Darden Restaurants, Inc.                                  558,376
                  17,090   Dick's Sporting Goods, Inc. * #                           627,716
                   9,070   Estee Lauder Companies, Inc., Class A                     407,969
                  11,570   Getty Images, Inc. * #                                    822,743
                   5,950   Harman International Industries, Inc.                     526,337
                  23,700   Ingram Micro, Inc., Class A *                             395,079
                  17,130   J.C. Penney Company, Inc.                                 889,390
                  12,030   Las Vegas Sands Corp. * #                                 541,350
                  14,580   Marriott International, Inc., Class A                     974,818
                   9,120   McGraw-Hill Companies, Inc.                               795,720
                  12,130   Nordstrom, Inc.                                           671,759
                  18,040   Pacific Sunwear of California, Inc. *                     504,759
                  14,580   R.R. Donnelley & Sons Co.                                 461,020
                  23,810   Robert Half International, Inc. #                         641,918
                   8,830   Sigmatel, Inc. * #                                        330,507
                  20,740   Starwood Hotels & Resorts Worldwide, Inc.               1,245,021
                   6,020   Toro Co.                                                  532,770
                  11,400   Urban Outfitters, Inc. *                                  546,858
                  18,120   Wolverine World Wide, Inc.                                388,312
                   8,710   Wynn Resorts, Ltd. * #                                    590,015
                  23,800   Xm Satellite Radio Holdings, Inc., Class A * #            749,700
                  14,380   YUM! Brands, Inc.                                         745,028
                                                                               -------------
                                                                                  21,975,586
                                                                               -------------

Consumer Staples (2.1%):
                   8,890   Clorox Co.                                                559,981
                   8,020   Constellation Brands, Inc., Class A *                     424,017
                   8,650   Hershey Foods Corp.                                       522,979

                  11,390   Pilgrim's Pride Corp. #                  406,851
                                                                 ----------
                                                                  1,913,828
                                                                 ----------

Energy (8.6%):
                  23,990   Archer-Daniels-Midland Co.               589,674
                  14,370   Baker Hughes, Inc.                       639,321
                   8,810   Bunge, Ltd. #                            474,683
                  23,690   Grand Prideco, Inc. *                    572,350
                  17,120   Maverick Tube Corp. * #                  556,571
                   7,290   Murphy Oil Corp.                         719,742
                  11,580   Noble Energy, Inc. #                     787,672
                   5,980   Precision Drilling Corp. * #             446,467
                   8,750   Premcor, Inc.                            522,200
                  12,120   Questar Corp.                            718,110
                  14,640   Rowan Companies, Inc.                    438,175
                   6,040   Sunoco, Inc.                             625,261
                  12,110   Ultra Petroleum Corp. *                  615,188
                                                                 ----------
                                                                  7,705,414
                                                                 ----------

Financials (6.6%):
                   8,650   Affiliated Managers Group, Inc. * #      536,560
                  15,000   Assurant, Inc.                           505,500
                   5,980   Bear Stearns Companies, Inc.             597,402
                  48,110   Charles Schwab Corp.                     505,636
                  17,100   CIT Group, Inc.                          649,800
                   8,730   Compass Bancshares, Inc.                 396,342
                   8,980   First Marblehead Corp. * #               516,619
                  11,900   Franklin Resources, Inc.                 816,935
                  11,500   Legg Mason, Inc. #                       898,610
                  23,630   Sovereign Bancorp, Inc.                  523,641
                                                                 ----------
                                                                  5,947,045
                                                                 ----------

Health Care (15.4%):
                  16,010   Affymetrix, Inc. * #                     685,868
                   7,910   Bausch & Lomb, Inc.                      579,803
                   6,690   C.R. Bard, Inc.                          455,455
                  24,380   Celgene Corp. * #                        830,139
                  16,250   Community Health Systems, Inc. *         567,288
                  11,620   Covance, Inc. *                          553,228
                  11,895   Coventry Health Care, Inc. *             810,525
                   7,430   Dade Behring Holdings, Inc. *            437,850
                  30,130   Encysive Pharmaceuticals, Inc. * #       307,929
                   9,530   Gen-Probe, Inc. *                        424,657
                  11,890   Genzyme Corp. *                          680,584
                  17,800   Gilead Sciences, Inc. *                  637,240
                  12,610   Henry Schein, Inc. *                     451,942
                  17,790   Humana, Inc. *                           568,213
                  31,590   IVAX Corp. *                             624,534
                  18,210   Medco Health Solutions, Inc. *           902,670
                  11,360   Neurocrine Biosciences, Inc. *           432,362
                  18,380   Renal Care Group, Inc. *                 697,337
                   8,970   Sierra Health Services, Inc. * #         572,645
                  14,820   St. Jude Medical, Inc. *                 533,520
                  11,610   Stryker Corp.                            517,922
                  20,700   United Therapeutics Corp. * #            945,886
                  15,340   Varian Medical Systems, Inc. *           525,855
                                                                 ----------
                                                                 13,743,452
                                                                 ----------

Industrials (9.0%):
                  11,470   Armor Holdings, Inc. * #                 425,422
                   5,610   Black & Decker Corp.                     443,134
                  14,310   Brinks Co.                               495,126
                  11,970   Ceradyne, Inc. * #                       267,769
                   6,030   Cooper Industries, Ltd., Class A         431,266
                   8,880   Energizer Holdings, Inc. *               531,024
                   8,570   KB Home                                1,006,631
                  17,490   KeyCorp                                  567,551
                  24,410   Lam Research Corp. * #                   704,473
                   5,880   Precision Castparts Corp.                452,819
                  12,010   Rockwell Automation, Inc.                680,246
                   6,140   Standard-Pacific Corp. #                 443,247

                   5,840   Textron, Inc.                                             435,781
                  11,610   United Defense Industries, Inc.                           852,405
                   7,650   Waters Corp. *                                            273,794
                                                                                  ----------
                                                                                   8,010,688
                                                                                  ----------

Information Technology (20.8%):
                  31,973   Activision, Inc. *                                        473,205
                  11,890   Adobe Systems, Inc.                                       798,651
                  28,740   Altera Corp. *                                            568,477
                  18,490   Amdocs, Ltd. *                                            525,116
                  11,550   Amphenol Corp., Class A                                   427,812
                  35,580   Apple Computer, Inc. *                                  1,482,620
                  31,130   ATI Technologies, Inc. *                                  537,304
                  35,950   Autodesk, Inc.                                          1,069,872
                   6,100   Avid Technology, Inc. * #                                 330,132
                   9,090   CACI International, Inc., Class A * #                     502,041
                  11,830   CheckFree Corp. *                                         482,191
                  14,060   Cognizant Technology Solutions Corp. *                    649,572
                  14,310   Cognos, Inc. *                                            600,161
                  29,760   Comverse Technology, Inc. * #                             750,547
                  11,390   F5 Networks, Inc. * #                                     575,081
                   8,680   Global Payments, Inc. #                                   559,773
                  17,420   Harris Corp.                                              568,763
                  20,940   Jabil Circuit, Inc. *                                     597,209
                  29,010   Juniper Networks, Inc. *                                  639,961
                  17,470   Marvell Technology Group, Ltd. *                          669,800
                   6,120   MicroStrategy, Inc., Class A * #                          332,132
                  23,060   NCR Corp. *                                               778,044
                  18,600   Network Appliance, Inc. *                                 514,476
                  29,240   Nextel Partners, Inc., Class A * #                        642,110
                  24,320   OmniVision Technologies, Inc. * #                         368,448
                  12,410   QLogic Corp. *                                            502,605
                  30,160   Seagate Technology                                        589,628
                  47,580   Symantec Corp. *                                        1,014,881
                  12,400   Tessera Technologies, Inc. *                              536,052
                  23,600   VERITAS Software Corp. *                                  547,992
                                                                                  ----------
                                                                                  18,634,656
                                                                                  ----------

Materials (3.3%):
                  17,830   Lyondell Chemical Co.                                     497,814
                  17,320   Masco Corp.                                               600,484
                  11,920   Nucor Corp. #                                             686,115
                  12,080   Peabody Energy Corp.                                      560,029
                   5,650   Phelps Dodge Corp. #                                      574,775
                                                                                  ----------
                                                                                   2,919,217
                                                                                  ----------

Mutual Funds (0.9%):
                  24,300   Semiconductor HOLDERs Trust #                             790,479
                                                                                  ----------

Utilities (0.5%):
                   6,020   Entergy Corp.                                             425,373
                                                                                  ----------
TOTAL COMMON STOCKS (COST $74,212,577)                                            85,200,607
                                                                                  ----------

U.S. GOVERNMENT SPONSORED ENTERPRISE (5.0%):
Federal Home Loan Mortgage Corporation (5.0%):
               4,439,000   2.575%, 4/1/05, (b)                                     4,439,000
                                                                                  ----------
TOTAL U.S. GOVERNMENT SPONSORED ENTERPRISE (COST $4,439,000)                       4,439,000
                                                                                  ----------

DEPOSIT ACCOUNT (0.0%):

                   1,310   TNT Offshore Deposit Account                                1,310
                                                                                  ----------
TOTAL DEPOSIT ACCOUNT (COST $1,310)                                                    1,310
                                                                                  ----------

COLLATERAL FOR SECURITIES ON LOAN (22.1%):
              19,775,119   Northern Trust Liquid Institutional Asset Portfolio    19,775,119
                                                                                  ----------
TOTAL COLLATERAL FOR SECURITIES ON LOAN (COST $19,775,119)                        19,775,119
                                                                                  ----------

TOTAL INVESTMENTS (COST $98,428,006) (a) - 122.3%    $   109,416,036
                                                     ===============

------------

Percentages noted above are based on net assets as of March 31, 2005.

*     Non-income producing security.

#     All or a portion of security is loaned as of March 31, 2005.

(a) Represents cost for financial reporting purposes, is substantially the same as federal income tax purposes, and differs from fair value by net unrealized appreciation on securities as follows:

Unrealized appreciation        $  12,711,117
Unrealized depreciation           (1,723,087)
                               -------------
Net unrealized appreciation    $  10,988,030
                               =============

(b)   The rate presented represents the effective yield at March 31, 2005.

SEE ACCOMPANYING NOTES TO THE SCHEDULES OF PORTFOLIO INVESTMENTS.

USALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
USAZ VAN KAMPEN COMSTOCK FUND
Schedule of Portfolio Investments                                 March 31, 2005
(Unaudited)

         SHARES                                                                    FAIR VALUE
         ------                                                                    ----------
COMMON STOCKS (90.3%):
Consumer Discretionary (10.1%):
                 252,000   Clear Channel Communications, Inc. #                 $     8,686,440
                  75,900   Eastman Kodak Co.                                          2,470,545
                  29,150   Federated Department Stores, Inc.                          1,855,106
                  94,600   Jones Apparel Group, Inc.                                  3,168,154
                 539,600   Liberty Media Corp., Class A *                             5,595,652
                 116,800   Mattel, Inc.                                               2,493,680
                  48,500   May Department Stores Co.                                  1,795,470
                  54,060   McDonald's Corp. #                                         1,683,428
                 276,900   Time Warner, Inc. * #                                      4,859,595
                  55,500   Viacom, Inc., Class B                                      1,933,065
                 236,660   Walt Disney Co. #                                          6,799,242
                                                                                ---------------
                                                                                     41,340,377
                                                                                ---------------
Consumer Staples (10.7%):
                 124,730   Altria Group, Inc.                                         8,156,095
                 119,800   Coca-Cola Co.                                              4,992,066
                  61,160   CVS Corp. #                                                3,218,239
                 150,320   Kimberly-Clark Corp.                                       9,880,534
                 170,800   Kraft Foods, Inc., Class A                                 5,644,940
                 112,300   Unilever NV, NY Shares #                                   7,683,566
                  87,600   Wal-Mart Stores, Inc.                                      4,389,636
                                                                                ---------------
                                                                                     43,965,076
                                                                                ---------------
Energy (6.4%):
                  21,030   ConocoPhillips                                             2,267,875
                  63,200   GlobalSantaFe Corp.                                        2,340,928
                 242,230   Halliburton Co. #                                         10,476,447
                  50,500   Petroleo Brasileiro SA, ADR #                              2,231,090
                  29,600   Petroleo Brasileiro SA, ADR                                1,138,712
                  20,870   Schlumberger, Ltd.                                         1,470,918
                  47,800   Total Fina Elf SA, ADR #                                   5,603,594
                  12,200   Transocean, Inc. *                                           627,812
                                                                                ---------------
                                                                                     26,157,376
                                                                                ---------------
Financials (20.8%):
                  19,760   Ambac Financial Group, Inc.                                1,477,060
                  36,600   American International Group, Inc.                         2,028,006
                  32,600   Assurant, Inc.                                             1,098,620
                 255,800   Bank of America Corp.                                     11,280,780
                 106,200   Bank of New York Company, Inc.                             3,085,110
                   3,465   Capital One Financial Corp.                                  259,078
                  87,790   Chubb Corp.                                                6,959,113
                 216,940   Citigroup, Inc.                                            9,749,284
                  25,000   Fannie Mae                                                 1,361,250
                 232,720   Freddie Mac                                               14,707,905
                  64,700   Genworth Financial, Inc., Class A                          1,780,544
                  13,700   Hartford Financial Services Group, Inc.                      939,272
                  90,480   J.P. Morgan Chase & Co.                                    3,130,608
                  19,200   Lehman Brothers Holdings, Inc.                             1,807,872
                  39,080   Merrill Lynch & Company, Inc.                              2,211,928
                  48,300   MetLife, Inc.                                              1,888,530
                  96,900   PNC Financial Services Group                               4,988,412
                   4,300   RenaissanceRe Holdings, Ltd.                                 200,810
                  39,739   St. Paul Travelers Companies, Inc.                         1,459,613
                   7,690   SunTrust Banks, Inc.                                         554,218

                  60,450   Torchmark Corp. #                                          3,155,490
                  46,032   Wachovia Corp. #                                           2,343,489
                 143,090   Wells Fargo & Co.                                          8,556,782
                                                                                    -----------
                                                                                     85,023,774
                                                                                    -----------
Health Care (13.6%):
                  53,700   AmerisourceBergen Corp.                                    3,076,473
                 551,700   Bristol-Myers Squibb Co.                                  14,046,282
                 390,900   GlaxoSmithKline plc, ADR #                                17,950,128
                 201,562   Pfizer, Inc.                                               5,295,034
                  89,940   Roche Holding AG, ADR                                      4,836,946
                  54,300   Sanofi-Aventis, ADR                                        2,299,062
                 208,260   Schering-Plough Corp.                                      3,779,919
                 109,890   Wyeth                                                      4,635,160
                                                                                    -----------
                                                                                     55,919,004
                                                                                    -----------
Industrials (0.3%):
                  86,100   Southwest Airlines Co.                                     1,226,064
                                                                                    -----------
Information Technology (4.5%):
                  56,300   Affiliated Computer Services, Inc., Class A * #            2,997,411
                   3,600   Amdocs, Ltd. *                                               102,240
                  11,000   Andrew Corp. *                                               128,810
                   9,330   Check Point Software Technologies, Ltd. *                    202,834
                  68,900   Cisco Systems, Inc. *                                      1,232,621
                  26,740   Cognex Corp.                                                 665,291
                  60,370   Credence Systems Corp. *                                     477,527
                  20,354   Ericsson, ADR * #                                            573,983
                  45,000   First Data Corp.                                           1,768,950
                  69,875   Flextronics International, Ltd. *                            841,295
                 127,849   Hewlett-Packard Co.                                        2,805,007
                   6,600   Intel Corp.                                                  153,318
                  10,490   International Business Machines Corp.                        958,576
                  13,120   Jabil Circuit, Inc. *                                        374,182
                  38,010   KEMET Corp. *                                                294,578
                   9,775   Lexmark International, Inc. * #                              781,707
                  52,400   Microsoft Corp.                                            1,266,508
                  36,250   Nokia Corp., ADR                                             559,338
                   6,390   Novellus Systems, Inc. *                                     170,805
                  55,490   SunGard Data Systems, Inc. *                               1,914,405
                                                                                    -----------
                                                                                     18,269,386
                                                                                    -----------
Materials (12.5%):
                 256,100   Alcoa, Inc.                                                7,782,879
                  67,260   Dow Chemical Co.                                           3,352,911
                 182,900   E. I. du Pont de Nemours and Co.                           9,371,796
                 296,210   Georgia-Pacific Corp.                                     10,512,493
                 467,400   International Paper Co. #                                 17,195,646
                   3,952   Neenah Paper, Inc. #                                         132,866
                  58,200   Rohm and Haas Co.                                          2,793,600
                                                                                    -----------
                                                                                     51,142,191
                                                                                    -----------
Utilities (11.4%):
                  88,150   American Electric Power Company, Inc.                      3,002,389
                  53,190   Constellation Energy Group, Inc.                           2,749,923
                  48,400   Dominion Resources, Inc. #                                 3,602,412
                  91,400   FirstEnergy Corp.                                          3,834,230
                  39,540   Public Service Enterprise Group, Inc. #                    2,150,581
                 487,000   SBC Communications, Inc.                                  11,537,030
                 321,610   Sprint Corp. #                                             7,316,628
                 356,800   Verizon Communications, Inc.                              12,666,399
                                                                                    -----------
                                                                                     46,859,592
                                                                                    -----------
TOTAL COMMON STOCKS (COST $334,178,055)                                             369,902,840
                                                                                    -----------

U.S. GOVERNMENT SPONSORED ENTERPRISE (9.6%):

Federal Home Loan Mortgage Corporation (9.6%):
              39,500,000   2.58%, 4/1/05 (b)                                         39,500,000
                                                                                ---------------
TOTAL U.S. GOVERNMENT SPONSORED ENTERPRISE (COST $39,500,000)                        39,500,000
                                                                                ---------------

DEPOSIT ACCOUNT (0.1%):
                 583,110   TNT Offshore Deposit Account                                 583,110
                                                                                ---------------
TOTAL DEPOSIT ACCOUNT (COST $583,110)                                                   583,110
                                                                                ---------------

COLLATERAL FOR SECURITIES ON LOAN (17.0%):
                         69,551,450 Allianz Dresdner Daily Asset Fund (c)            69,551,450
                                                                                ---------------
TOTAL COLLATERAL FOR SECURITIES ON LOAN (COST $69,551,450)                           69,551,450
                                                                                ---------------
TOTAL INVESTMENTS (COST $443,812,615) (a) - 117.0%                              $   479,537,400
                                                                                ===============

------------

Percentages noted above are based on net assets as of March 31, 2005.

*     Non-income producing security.

#     All or a portion of security is loaned as of March 31, 2005.

ADR - American Depository Receipt.

(a) Represents cost for financial reporting purposes, is substantially the same as federal income tax purposes, and differs from fair value by net unrealized appreciation on securities as follows:

Unrealized appreciation                  $    40,993,419
Unrealized depreciation                       (5,268,634)
                                         ---------------
Net unrealized appreciation              $    35,724,785
                                         ===============

(b)   The rate presented represents the effective yield at March 31, 2005.

(c)   Represents an investment in an affiliate.

SEE ACCOMPANYING NOTES TO THE SCHEDULES OF PORTFOLIO INVESTMENTS.

USALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
USAZ VAN KAMPEN EMERGING GROWTH FUND
Schedule of Portfolio Investments                                 March 31, 2005
(Unaudited)

         SHARES                                                                  FAIR VALUE
         ------                                                                  ----------
COMMON STOCKS (88.0%):
Auto & Transportation (2.4%):
                  24,350   Burlington Northern Santa Fe Corp.                   $   1,313,196
                  17,300   FedEx Corp.                                              1,625,335
                  26,700   Norfolk Southern Corp.                                     989,235
                                                                                -------------
                                                                                    3,927,766
                                                                                -------------
Consumer Discretionary (18.0%):
                  26,750   Abercrombie & Fitch Co., Class A                         1,531,170
                   9,950   Advance Auto Parts, Inc. *                                 501,978
                  34,100   American Eagle Outfitters, Inc.                          1,007,655
                  11,550   Boyd Gaming Corp. #                                        602,333
                  25,600   Carnival Corp.                                           1,326,336
                  27,350   Chico's FAS, Inc. * #                                      772,911
                  19,500   Coach, Inc. *                                            1,104,285
                  21,050   Costco Wholesale Corp.                                     929,989
                  21,350   CVS Corp.                                                1,123,437
                  26,440   eBay, Inc. *                                               985,154
                  12,100   Getty Images, Inc. * #                                     860,431
                  18,250   Gillette Co.                                               921,260
                   5,950   Harman International Industries, Inc.                      526,337
                  24,350   J.C. Penney Company, Inc.                                1,264,252
                  10,850   Las Vegas Sands Corp. * #                                  488,250
                  37,750   McDonald's Corp.                                         1,175,535
                  10,700   McGraw-Hill Companies, Inc.                                933,575
                  61,500   News Corp., Class B #                                    1,083,015
                  14,800   NIKE, Inc., Class B                                      1,232,988
                  16,500   Nordstrom, Inc.                                            913,770
                  26,950   Staples, Inc.                                              847,039
                  15,800   Starbucks Corp. *                                          816,228
                  28,150   Starwood Hotels & Resorts Worldwide, Inc.                1,689,844
                  12,200   Urban Outfitters, Inc. *                                   585,234
                  52,000   Walt Disney Co.                                          1,493,960
                  13,400   Wynn Resorts, Ltd. * #                                     907,716
                  26,850   Xm Satellite Radio Holdings, Inc., Class A * #             845,775
                  55,150   Yahoo!, Inc. *                                           1,869,584
                  17,050   YUM! Brands, Inc.                                          883,361
                                                                                -------------
                                                                                   29,223,402
                                                                                -------------
Consumer Staples (2.2%):
                  13,650   Constellation Brands, Inc., Class A *                      721,676
                  19,950   General Mills, Inc.                                        980,543
                  21,300   Hershey Foods Corp.                                      1,287,797
                  14,200   Kellogg Co.                                                614,434
                                                                                -------------
                                                                                    3,604,450
                                                                                -------------
Energy (8.4%):
                  38,400   Archer-Daniels-Midland Co.                                 943,872
                  34,200   Burlington Resources, Inc.                               1,712,394
                  19,000   Devon Energy Corp.                                         907,250
                  20,050   Diamond Offshore Drilling, Inc. #                        1,000,495
                  20,600   ENSCO International, Inc.                                  775,796
                  14,700   EOG Resources, Inc.                                        716,478
                  39,950   Exxon Mobil Corp.                                        2,381,020
                  48,050   General Electric Co.                                     1,732,683

                  19,600   Noble Corp.                                              1,101,716
                  14,850   Patterson-UTI Energy, Inc.                                 371,547
                   8,750   Sunoco, Inc. #                                             905,800
                  18,250   Weatherford International, Ltd. *                        1,057,405
                                                                                   ----------
                                                                                   13,606,456
                                                                                   ----------
Financials (5.4%):
                   9,300   ACE, Ltd.                                                  383,811
                  17,100   American Express Co.                                       878,427
                  29,200   Bank of America Corp.                                    1,287,719
                  12,200   Bear Stearns Companies, Inc.                             1,218,780
                  10,800   Capital One Financial Corp. #                              807,516
                   2,750   Chicago Mercantile Exchange #                              533,583
                  18,800   CIT Group, Inc.                                            714,400
                  11,500   Franklin Resources, Inc.                                   789,475
                   6,750   Goldman Sachs Group, Inc.                                  742,433
                   7,050   Lehman Brothers Holdings, Inc.                             663,828
                  14,600   Prudential Financial, Inc.                                 838,040
                                                                                   ----------
                                                                                    8,858,012
                                                                                   ----------
Health Care (16.9%):
                  23,200   Aetna, Inc.                                              1,738,840
                   9,100   Affymetrix, Inc. * #                                       389,844
                  26,800   Amgen, Inc. *                                            1,560,028
                  18,250   Becton, Dickinson & Co.                                  1,066,165
                  14,600   C.R. Bard, Inc.                                            993,968
                  33,350   Caremark Rx, Inc. *                                      1,326,663
                  17,500   Celgene Corp. *                                            595,875
                   8,250   Cooper Companies, Inc.                                     601,425
                  15,100   Genentech, Inc. *                                          854,811
                  19,950   Genzyme Corp. *                                          1,141,938
                  25,900   Gilead Sciences, Inc. *                                    927,220
                  16,900   GlaxoSmithKline plc, ADR                                   776,048
                  21,700   HCA-The Healthcare Co. #                                 1,162,469
                  10,050   Humana, Inc. *                                             320,997
                  53,150   Johnson & Johnson                                        3,569,554
                   8,900   Kinetic Concepts, Inc. * #                                 530,885
                  26,700   Novartis AG, ADR #                                       1,249,026
                  13,050   PacifiCare Health Systems, Inc. *                          742,806
                  12,200   Quest Diagnostics, Inc.                                  1,282,586
                  23,100   Roche Holding AG, ADR #                                  1,242,311
                  24,350   St. Jude Medical, Inc. *                                   876,600
                  26,800   Teva Pharmaceutical Industries, Ltd., ADR                  830,800
                  30,440   UnitedHealth Group, Inc.                                 2,903,367
                  19,750   Wyeth                                                      833,055
                                                                                   ----------
                                                                                   27,517,281
                                                                                   ----------
Industrials (8.5%):
                  57,000   Applied Materials, Inc. *                                  926,250
                  14,850   Danaher Corp. #                                            793,139
                  12,950   Eaton Corp.                                                846,930
                   7,950   KB Home                                                    933,807
                  36,000   Lam Research Corp. * #                                   1,038,960
                  15,250   Lockheed Martin Corp.                                      931,165
                   7,300   Precision Castparts Corp.                                  562,173
                  14,100   Rockwell Automation, Inc. #                                798,624
                  16,550   Rockwell Collins, Inc.                                     787,615
                   5,350   Ryland Group, Inc. #                                       331,807
                  12,200   Textron, Inc.                                              910,364
                  15,850   Toll Brothers, Inc. *                                    1,249,772
                  36,550   Tyco International, Ltd.                                 1,235,390
                  12,200   United Technologies Corp.                                1,240,251
                  24,350   Wachovia Corp.                                           1,239,659
                                                                                   ----------
                                                                                   13,825,906
                                                                                   ----------
Information Technology (22.1%):
                  28,800   Adobe Systems, Inc.                                      1,934,496
                  13,150   Amdocs, Ltd. *                                             373,460
                  82,000   Apple Computer, Inc. *                                   3,416,939
                  54,050   Autodesk, Inc.                                           1,608,528

                   6,800   Avid Technology, Inc. *                                    368,016
                  28,650   Broadcom Corp., Class A *                                  857,208
                   9,700   CheckFree Corp. * #                                        395,372
                  24,350   Cognizant Technology Solutions Corp. *                   1,124,970
                  14,250   Cognos, Inc. *                                             597,645
                  36,550   Comverse Technology, Inc. * #                              921,791
                  49,400   Dell, Inc. *                                             1,897,948
                  84,450   EMC Corp. *                                              1,040,424
                  13,600   F5 Networks, Inc. * #                                      686,664
                   7,800   Google, Inc., Class A *                                  1,407,978
                  19,500   Harris Corp.                                               636,675
                  12,200   Infosys Technologies, Ltd., ADR #                          899,506
                  73,100   Intel Corp.                                              1,698,113
                  28,950   Jabil Circuit, Inc. *                                      825,654
                  40,300   Juniper Networks, Inc. *                                   889,018
                  12,200   L-3 Communications Holdings, Inc.                          866,444
                  14,350   Macromedia, Inc. *                                         480,725
                  48,700   Marvell Technology Group, Ltd. * #                       1,867,158
                  26,400   McAfee, Inc. *                                             595,584
                  58,250   Microsoft Corp.                                          1,407,903
                  42,850   National Semiconductor Corp.                               883,139
                  25,200   NCR Corp. *                                                850,248
                  25,250   Network Appliance, Inc. *                                  698,415
                  73,100   Nokia Corp., ADR #                                       1,127,933
                  26,650   NVIDIA Corp. *                                             633,204
                 109,650   Oracle Corp. *                                           1,368,432
                  13,600   QLogic Corp. *                                             550,800
                  22,500   QUALCOMM, Inc.                                             824,625
                  52,000   Texas Instruments, Inc.                                  1,325,480
                  24,350   VeriSign, Inc. *                                           698,845
                                                                                -------------
                                                                                   35,759,340
                                                                                -------------
Materials (3.2%):
                  29,200   Dow Chemical Co.                                         1,455,620
                  24,350   Lyondell Chemical Co.                                      679,852
                  18,250   Monsanto Co.                                             1,177,125
                  19,500   Nucor Corp. #                                            1,122,420
                  17,800   Peabody Energy Corp.                                       825,208
                                                                                -------------
                                                                                    5,260,225
                                                                                -------------
Utilities (0.9%):
                  16,300   Exelon Corp.                                               748,007
                   9,800   TXU Corp.                                                  780,374
                   9,000   Winstar Communications, Inc. *                                   9
                                                                                -------------
                                                                                    1,528,390
                                                                                -------------
TOTAL COMMON STOCKS (COST $126,045,302)                                           143,111,228
                                                                                -------------

DEPOSIT ACCOUNT (0.0%):
                   1,714 TNT Offshore Deposit Account                                   1,714
                                                                                -------------
TOTAL DEPOSIT ACCOUNT (COST $1,714)                                                     1,714
                                                                                -------------

U.S. GOVERNMENT SPONSORED ENTERPRISE (12.3%):
Federal Home Loan Mortgage Corporation (12.3%):
              20,000,000 2.58%, 4/1/05 (b)                                         20,000,000
                                                                                -------------
TOTAL U.S. GOVERNMENT SPONSORED ENTERPRISE (COST $20,000,000)                      20,000,000
                                                                                -------------

COLLATERAL FOR SECURITIES ON LOAN (10.6%):
                         17,129,012 Northern Trust Liquid
                             Institutional Asset Portfolio                         17,129,012
                                                                                -------------
TOTAL COLLATERAL FOR SECURITIES ON LOAN (COST $17,129,012)                         17,129,012
                                                                                -------------

TOTAL INVESTMENTS (COST $163,176,028) (a) - 110.9%                              $ 180,241,954
                                                                                =============

------------

Percentages noted above are based on net assets as of March 31, 2005.

*     Non-income producing security.

#     All or a portion of security is loaned as of March 31, 2005.

ADR   - American Depository Receipt

(a) Represents cost for financial reporting purposes, is substantially the same as federal income tax purposes, and differs from fair value by net unrealized appreciation on securities as follows:

Unrealized appreciation            $      19,526,726
Unrealized depreciation                   (2,460,800)
                                   -----------------
Net unrealized appreciation        $      17,065,926
                                   =================

(b)   The rate presented represents the effective yield at March 31, 2005.

SEE ACCOMPANYING NOTES TO THE SCHEDULES OF PORTFOLIO INVESTMENTS.

USALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
USAZ VAN KAMPEN EQUITY & INCOME FUND
Schedule of Portfolio Investments                                 March 31, 2005
(Unaudited)

         SHARES                                                                  FAIR VALUE
         ------                                                                  ----------
COMMON STOCKS (65.0%):
Auto & Transportation  (2.4%):
                  61,110   Honda Motor Company, Ltd.                            $   1,530,194
                  25,490   Norfolk Southern Corp.                                     944,405
                                                                                -------------
                                                                                    2,474,599
                                                                                -------------
Consumer Discretionary (7.2%):
                   5,050   Accenture, Ltd., Class A *                                 121,958
                  39,270   Clear Channel Communications, Inc.                       1,353,637
                  20,010   Kohl's Corp. *                                           1,033,116
                   5,800   Marriott International, Inc., Class A                      387,788
                  11,780   McDonald's Corp.                                           366,829
                  11,110   Target Corp.                                               555,722
                 100,140   Time Warner, Inc. *                                      1,757,457
                  11,400   Viacom, Inc., Class B                                      397,062
                  44,740   Walt Disney Co.                                          1,285,380
                                                                                -------------
                                                                                    7,258,949
                                                                                -------------
Consumer Staples (6.6%):
                  13,070   Altria Group, Inc.                                         854,647
                  19,260   Cadbury Schweppes plc, ADR                                 783,882
                  24,880   Coca-Cola Co.                                            1,036,750
                  13,560   Kimberly-Clark Corp.                                       891,299
                  16,600   Kraft Foods, Inc., Class A                                 548,630
                  15,740   Unilever NV, NY Shares                                   1,076,931
                  29,840   Wal-Mart Stores, Inc.                                    1,495,282
                                                                                -------------
                                                                                    6,687,421
                                                                                -------------
Energy (9.0%):
                  24,150   BP plc, ADR                                              1,506,960
                  11,350   ConocoPhillips                                           1,223,984
                  21,030   Exxon Mobil Corp.                                        1,253,388
                  45,820   General Electric Co.                                     1,652,270
                  21,260   Royal Dutch Petroleum Co., NY Shares                     1,276,450
                  18,140   Schlumberger, Ltd.                                       1,278,507
                  12,420   Valero Energy Corp.                                        910,013
                                                                                -------------
                                                                                    9,101,572
                                                                                -------------
Financials (16.1%):
                  19,110   Aegon N.V. #                                               257,221
                  23,520   Bank of America Corp.                                    1,037,232
                  55,110   Charles Schwab Corp.                                       579,206
                  16,690   Chubb Corp.                                              1,323,016
                  12,620   CIGNA Corp.                                              1,126,966
                  36,660   Citigroup, Inc.                                          1,647,500
                   1,200   Equifax, Inc.                                               36,828
                  20,550   Freddie Mac                                              1,298,760
                   2,480   Goldman Sachs Group, Inc.                                  272,775
                  14,310   Hartford Financial Services Group, Inc.                    981,094
                  56,628   J.P. Morgan Chase & Co.                                  1,959,330
                  18,160   Lehman Brothers Holdings, Inc.                           1,709,946
                  26,800   Merrill Lynch & Company, Inc.                            1,516,880
                   7,400   PNC Financial Services Group                               380,952
                  13,920   Prudential Financial, Inc.                                 799,008
                  27,280   St. Paul Travelers Companies, Inc.                       1,001,994
                   7,250   State Street Corp.                                         316,970
                                                                                -------------
                                                                                   16,245,678
                                                                                -------------

Health Care (8.6%):
                     790   Bausch & Lomb, Inc.                                         57,907
                  74,880   Bristol-Myers Squibb Co.                                 1,906,445
                  16,320   Chiron Corp. * #                                           572,179
                  16,740   Eli Lilly & Co.                                            872,154
                  13,360   GlaxoSmithKline plc, ADR                                   613,491
                  26,850   Roche Holding AG, ADR                                    1,443,985
                  20,270   Sanofi-Aventis, ADR                                        858,232
                  74,520   Schering-Plough Corp.                                    1,352,538
                  24,490   Wyeth                                                    1,032,988
                                                                                   ----------
                                                                                    8,709,919
                                                                                   ----------
Industrials (2.7%):
                   7,440   Applera Corp.                                              146,866
                   7,690   Ingersoll Rand Co.                                         612,509
                  14,680   Northrop Grumman Corp.                                     792,426
                   7,820   Parker Hannifin Corp.                                      476,394
                  19,210   Raytheon Co.                                               743,427
                                                                                   ----------
                                                                                    2,771,622
                                                                                   ----------
Information Technology (3.3%):
                  26,620   Hewlett-Packard Co.                                        584,042
                  24,260   Intel Corp.                                                563,560
                   5,840   International Business Machines Corp.                      533,659
                  40,740   Micron Technology, Inc. *                                  421,252
                  38,950   Motorola, Inc.                                             583,082
                  32,150   Symantec Corp. *                                           685,759
                                                                                   ----------
                                                                                    3,371,354
                                                                                   ----------
Materials (3.6%):
                  46,560   Bayer AG, ADR                                            1,540,670
                  20,130   Dow Chemical Co.                                         1,003,481
                   4,656   Lanxess *                                                   95,652
                  24,210   Newmont Mining Corp.                                     1,022,873
                                                                                   ----------
                                                                                    3,662,676
                                                                                   ----------
Utilities (5.5%):
                  17,570   American Electric Power Company, Inc.                      598,434
                   9,330   Consolidated Edison, Inc.                                  393,539
                  11,210   Entergy Corp.                                              792,099
                  12,680   Exelon Corp.                                               581,885
                  10,510   FirstEnergy Corp.                                          440,895
                  21,440   France Telecom, ADR                                        640,413
                  15,810   Nextel Communications, Inc., Class A *                     449,320
                  20,110   Sprint Corp.                                               457,503
                  35,000   Verizon Communications, Inc.                             1,242,499
                                                                                   ----------
                                                                                    5,596,587
                                                                                   ----------
TOTAL COMMON STOCKS (COST $62,238,406)                                             65,880,377
                                                                                   ----------

U.S. TREASURY OBLIGATIONS (12.1%):
U.S. Treasury Bonds (2.1%):
                  75,000   8.13%, 8/15/19 #                                           100,901
                 700,000   7.63%, 2/15/25 #                                           943,114
                 185,000   6.38%, 8/15/27 #                                           222,267
                 710,000   6.13%, 8/15/29 #                                           836,275
                                                                                   ----------
                                                                                    2,102,557
                                                                                   ----------
U.S. Treasury Notes (9.7%):
                 250,000   1.88%, 1/31/06 #                                           246,992
               1,500,000   5.63%, 2/15/06 #                                         1,529,355
               4,320,000   3.50%, 11/15/06 #                                        4,306,500
                 800,000   3.13%, 5/15/07                                             788,718
                 900,000   6.50%, 2/15/10 #                                           991,020
               1,035,000   3.88%, 2/15/13 #                                           999,058
               1,025,000   4.25%, 8/15/13 #                                         1,010,786
                                                                                   ----------
                                                                                    9,872,429
                                                                                   ----------
U.S. Treasury STRIPS (0.3%):

                 295,000   1.84%, 2/15/25 (b) #                                       109,496
                 325,000   1.86%, 2/15/25 (b) #                                       121,100
                 225,000   1.69%, 2/15/27 (b) #                                        76,234
                                                                                   ----------
                                                                                      306,830
                                                                                   ----------
TOTAL U.S. TREASURY OBLIGATIONS (COST $12,344,493)                                 12,281,816
                                                                                   ----------
U.S. GOVERNMENT SPONSORED ENTERPRISES (11.4%):
Federal Home Loan Mortgage Corporation (10.2%):
               9,875,000   2.58%, 4/1/05 (b)                                        9,875,000
                 375,000   2.38%, 2/15/07 #                                           364,412
                  16,706   11.50%, 5/1/14, Pool # 189822                               18,620
                   6,622   11.00%, 9/1/15, Pool # 170141                                7,280
                  14,550   10.00%, 9/1/17, Pool # 555283                               16,376
                  12,110   10.50%, 11/1/17, Pool # 360016                              13,744
                                                                                   ----------
                                                                                   10,295,432
                                                                                   ----------
Federal National Conventional Loan (0.1%):
                   6,369   10.50%, 12/1/16, Pool # 124783                               7,286
                     809   7.50%, 7/1/30, Pool # 541844                                   865
                  14,664   7.50%, 9/1/30, Pool # 190308                                15,674
                  15,246   8.50%, 11/1/30, Pool # 547877                               16,467
                  11,111   7.50%, 12/1/30, Pool # 541493                               11,876
                  13,156   7.50%, 2/1/31, Pool # 253643                                14,061
                   2,566   8.00%, 7/1/31, Pool # 253905                                 2,755
                  12,806   8.00%, 5/1/32, Pool # 645398                                13,747
                                                                                   ----------
                                                                                       82,731
                                                                                   ----------
Federal National Mortgage Association (1.1%):
                 350,000   6.63%, 10/15/07                                            371,105
                 775,000   4.25%, 5/15/09                                             770,348
                                                                                   ----------
                                                                                    1,141,453
                                                                                   ----------
Government National Mortgage Association (0.0%):
                  11,655   10.00%, 10/15/21, Pool # 780488                             13,223
                  13,457   10.50%, 4/15/25, Pool # 780127                              15,363
                                                                                   ----------
                                                                                       28,586
                                                                                   ----------
TOTAL U.S. GOVERNMENT SPONSORED ENTERPRISES (COST $11,560,983)                     11,548,202
                                                                                   ----------
CONVERTIBLE BONDS (6.3%):
Energy (0.8%):
                 200,000   Calpine Corp., 4.75%, 11/15/23 #                           135,500
                 450,000   Reliant Resources, Inc., 5.00%, 8/15/10 #                  627,188
                                                                                   ----------
                                                                                      762,688
                                                                                   ----------
Financials (0.3%):
                 300,000   American Express Co., 1.85%, 12/1/33                       306,750
                                                                                   ----------

Health Care (2.6%):
               1,000,000   Amgen, Inc., 0.71%, 3/1/32 (b)                             727,499
                 255,000   Chiron Corp., 1.63%, 8/1/33                                236,194
                 197,000   Chiron Corp., 2.75%, 6/30/34                               188,381
                 300,000   Edwards Lifesciences Corp., 3.88%, 5/15/33                 307,875
                 500,000   Medimmune, Inc., 1.00%, 7/15/23                            477,500
                 142,000   Medtronic, Inc., 1.25%, 9/15/21                            141,645
                 550,000   Watson Pharmaceuticals, Inc., 1.75%, 3/15/23               522,500
                                                                                   ----------
                                                                                    2,601,594
                                                                                   ----------
Industrials (0.5%):
                 400,000   Halliburton Co., 3.13%, 7/15/23                            516,000
                                                                                   ----------
Information Technology (0.5%):
                 250,000   Advanced Micro Devices, Inc., 4.75%, 2/1/22                247,188
                 203,000   Micron Technology, Inc., 2.50%,  2/1/10                    209,851
                  39,000   Teradyne, Inc., 3.75%, 10/15/06                             38,415
                                                                                   ----------

                                                                                     495,454
                                                                                   ---------
Materials (0.3%):
                 600,000   International Paper Co., 2.74%, 6/20/02 (b)               329,250
                                                                                   ---------
Utilities (1.3%):
                 500,000   Calpine Corp., 4.75%, 11/15/23 #                          338,750
               1,000,000   Nortel Networks Corp., 4.25%, 9/1/08                      925,000
                  38,000   PG&E Corp., 9.50%, 6/30/10                                102,315
                                                                                   ---------
                                                                                   1,366,065
                                                                                   ---------
TOTAL CONVERTIBLE BONDS (COST $6,414,252)                                          6,377,801
                                                                                   ---------
PREFERRED STOCK (4.6%):
Consumer Discretionary  (0.3%):
                   1,900   Newell Financial Trust I                                   88,113
                   2,300   Tribune Co.                                               205,562
                                                                                   ---------
                                                                                     293,675
                                                                                   ---------
Energy (0.8%):
                   4,000   Amerada Hess Corp.                                        334,000
                  12,000   El Paso Energy Capital Trust I #                          434,400
                                                                                   ---------
                                                                                     768,400
                                                                                   ---------
Financials (1.0%):
                  10,000   Conseco, Inc.                                             265,000
                       8   Fannie Mae                                                747,693
                                                                                   ---------
                                                                                   1,012,693
                                                                                   ---------
Health Care (1.1%):
                   8,000   Baxter International, Inc.                                430,000
                   8,000   Mckesson Financing Trust #                                414,000
                   5,000   Schering-Plough Corp. #                                   251,500
                                                                                   ---------
                                                                                   1,095,500
                                                                                   ---------
Industrials (0.7%):
                  15,000   Coltec Capital Trust                                      742,500
                                                                                   ---------
Materials (0.0%):
                     500   Huntsman Corp. #                                           25,500
                                                                                   ---------
Utilities (0.7%):
                  20,000   Centerpointe Energy, Inc.                                 698,740
                                                                                   ---------
TOTAL PREFERRED STOCK (COST $4,506,161)                                            4,637,008
                                                                                   ---------
CORPORATE BONDS (4.3%):
Auto & Transportation  (0.1%):
                  86,651   America West Airlines, Inc., 7.10%, 4/2/21                 92,245
                  20,000   Southwest Airlines Co., Class A2, 5.50%, 11/1/06           20,346
                                                                                   ---------
                                                                                     112,591
                                                                                   ---------
Consumer Discretionary (0.1%):
                  30,000   Cox Communications, Inc., 4.63%, 1/15/10                   29,151
                  10,000   Fedex Corp., 7.25%, 2/15/11                                11,188
                  25,000   Hyatt Equities, LLC, 6.88%, 6/15/07                        25,820
                  35,000   Marriott International, Inc., Class A,
                           Series E, 7.00%, 1/15/08                                   37,172
                  10,000   Mohawk Industries, Inc., Series D,
                           7.20%, 4/15/12                                             11,135
                  15,000   Philip Morris, 7.75%, 1/15/27                              17,120
                                                                                   ---------
                                                                                     131,586
                                                                                   ---------
Consumer Staples  (0.8%):
                  25,000   Altria Group, Inc., 7.00%, 11/4/13                         26,826
               1,000,000   General Mills, Inc., 1.34%, 10/28/22 (b)                  708,750
                  25,000   Kraft Foods, Inc., 5.63%, 11/1/11                          25,940
                                                                                   ---------

                                                                                     761,516
                                                                                     -------
Energy (0.3%):
                  25,000   Amerada Hess Corp., 7.88%, 10/1/29                         29,881
                  10,000   CC Funding Trust I, 6.90%, 2/16/07                         10,446
                  25,000   Consumers Energy Co., 4.80%, 2/17/09                       25,020
                   5,000   Detroit Edison Co., 6.13%, 10/1/10                          5,317
                  35,000   Detroit Edison Co., 4.80%, 2/15/15                         33,939
                   5,000   Entergy Gulf States, Inc., 3.60%, 6/1/08                    4,852
                  51,000   FPL Group Capital, Inc., 3.25%, 4/11/06                    50,681
                  20,000   Kerr-McGee Corp., 6.63%, 10/15/07                          20,718
                  10,000   Monongahela Power Co., 5.00%, 10/1/06                      10,060
                  10,000   Panhandle Eastern Pipeline Co., 2.75%, 3/15/07              9,682
                  30,000   Public Service Electric And Gas Co., 5.38%, 9/1/13         30,565
                  10,000   Sempra Energy, 4.62%, 5/17/07                              10,040
                  15,000   Wisconsin Electric Power Co., 3.50%, 12/1/07               14,693
                                                                                     -------
                                                                                     255,894
                                                                                     -------
Financials (1.9%):
                  40,000   American General Finance Corp., Series MTNI,
                              4.63%, 5/15/09                                          39,901
                  15,000   American General Finance Corp., Series MTNH,
                              4.63%, 9/1/10                                           14,831
                  10,000   Axa Financial, Inc., 6.50%, 4/1/08                         10,579
                  50,000   Capital Auto Receivables Asset Trust, Class A2,
                              Series 04-2, 3.35%, 2/15/08                             49,356
                  50,000   Caterpillar Financial Services Corp., Series MTNF,
                              3.63%, 11/15/07                                         49,173
                  20,000   CIT Group, Inc., 3.65%, 11/23/07                           19,577
                 145,000   Citigroup, Inc., 5.63%, 8/27/12                           150,223
                 100,000   CNH Equipment Trust, Class A3, Series 05-A,
                              4.02%, 4/15/09                                          99,344
                  54,594   Countrywide Home Loans, Inc., 3.25%, 5/21/08               52,258
                  20,000   EOP Operating Limited Partnership, 4.75%, 3/15/14          18,755
                 100,000   Farmers Exchange Capital, 7.05%, 7/15/28                  104,421
                  80,000   General Electric Capital Corp., Series MTNA,
                              4.75%, 9/15/14 #                                        78,073
                 140,000   General Motors Acceptance Corp., 6.88%, 9/15/11           126,677
                  20,000   Goldman Sachs Group, Inc., 6.88%, 1/15/11                  21,815
                  80,000   Goldman Sachs Group, Inc., 5.25%, 10/15/13                 79,472
                 100,000   Harley-Davidson Motorcycle Trust, Class A2,
                              Series 05-1, 3.76%, 12/17/12                            98,648
                  50,000   Household Finance Corp., 4.13%, 11/16/09                   48,616
                  60,000   Household Finance Corp., 8.00%, 7/15/10                    68,638
                  55,000   J.P. Morgan Chase & Co., 6.00%, 2/15/09                    57,570
                  50,000   Marsh & Mclennan Companies, Inc., 5.38%, 7/15/14           47,968
                  65,000   Marshall & Ilsley Bank, 3.80%, 2/8/08                      63,945

                  25,000   MBNA America Bank Corp., 7.13%, 11/15/12                   27,847
                  35,000   MBNA Corp., 6.13%, 3/1/13                                  36,922
                  35,000   Nationwide Building Society, 4.25%, 2/1/10                 34,252
                  65,000   SLM Corp., 4.00%, 1/15/10 #                                63,052
                  30,000   Textron Financial Corp., 4.13%, 3/3/08                     29,783
                 100,000   USAA Auto Owner Trust, Class A3, Series 04-3,
                              3.16%, 2/17/09                                          98,560
                  75,000   USAA Auto Owner Trust, Class A3, Series 05-1,
                              3.90%, 7/15/09 #                                        74,672
                 100,000   USAA Auto Owner Trust, Class A3, Series 04-2,
                              3.58%, 2/15/11                                          98,492
                 100,000   Volkswagen Auto Lease Trust, Class A3, Series 05-A,
                              3.82%, 5/20/08                                          99,577
                  40,000   Washington Mutual, Inc., 8.25%, 4/1/10                     45,375
                                                                                   ---------
                                                                                   1,908,372
                                                                                   ---------
Health Care (0.1%):
                  75,000   Aetna, Inc., 7.88%, 3/1/11                                 86,162
                  15,000   Wellpoint, Inc., 3.75%, 12/14/07                           14,721
                  20,000   Wellpoint, Inc., 4.25%, 12/15/09                           19,525
                                                                                   ---------
                                                                                     120,408
                                                                                   ---------
Industrials (0.3%):
                  60,000   AIG Sunamer Global Finance, 6.30%, 5/10/11                 64,460
                  20,000   Burlington North Santa FE Railway Co., 4.58%, 1/15/21      19,456
                   5,000   Csx Corp., 2.75%, 2/15/06                                   4,943
                   5,000   Csx Corp., 9.00%, 8/15/06                                   5,307
                  10,000   DaimlerChrysler NA Holding Corp., 7.30%, 1/15/12           10,904
                  20,000   DaimlerChrysler NA Holding Corp., 8.50%, 1/18/31           24,133
                  55,000   Ford Motor Credit Co., 7.25%, 10/25/11                     54,275
                  65,000   General Motors Corp., 8.38%, 7/15/33 #                     55,623
                  35,000   Hutchison Whampoa International, Ltd., 6.50%, 2/13/13      36,940
                  15,000   Norfolk Southern Corp., 7.35%, 5/15/07                     15,899
                   5,000   Raytheon Co., 8.30%, 3/1/10                                 5,741
                  16,260   Systems 2001 Asset Trust, 6.66%, 9/15/13                   17,625
                   5,000   Union Pacific Corp., 6.79%, 11/9/07                         5,291
                  11,000   Union Pacific Corp., 6.65%, 1/15/11                        11,935
                                                                                   ---------
                                                                                     332,532
                                                                                   ---------
Materials (0.1%):
                  65,000   Consolidated Natural Gas, 5.00%, 12/1/14                   63,556
                  15,000   ICI Wilmington, Inc., 4.38%, 12/1/08                       14,815
                  30,000   Sealed Air Corp., 5.63%, 7/15/13 #                         30,343
                                                                                   ---------
                                                                                     108,714
                                                                                   ---------
Telecommunication Services (0.4%):
                  30,000   AOL Time Warner, Inc., 7.70%, 5/1/32                       35,616
                  15,000   AT&T Wireless Services, Inc., 8.75%, 3/1/31                19,790
                  30,000   Clear Channel Communications, Inc., 7.65%, 9/15/10         32,842
                  70,000   Comcast Cable Communications, Inc., 6.75%, 1/30/11         75,614

                  35,000   Deutsche Telekom International Finance BV, 8.75%,
                              6/15/30                                                     45,775
                  20,000   News America, Inc., 5.30%, 12/15/14                            19,592
                  30,000   News America, Inc., 7.13%, 4/8/28                              32,909
                  15,000   News America, Inc., 7.28%, 6/30/28                             16,705
                  55,000   Telecom Italia Capital, 4.00%, 1/15/10                         52,581
                  30,000   Time Warner, Inc., 6.63%, 5/15/29                              31,520
                                                                                   -------------
                                                                                         362,944
                                                                                   -------------
Utilities (0.2%):
                  20,000   Arizona Public Service Co., 6.75%, 11/15/06                    20,746
                  30,000   Arizona Public Service Co., 5.80%, 6/30/14                     31,425
                  35,000   Carolina Power and Light Co., 5.13%, 9/15/13                   35,020
                  20,000   Cincinnati Gas & Electric Co., 5.70%, 9/15/12                  20,740
                  10,000   Ohio Edison Co., 5.45%, 5/1/15                                 10,003
                  40,000   Pacific Gas & Electric Co., 6.05%, 3/1/34                      41,073
                  15,000   Ras Laffan Liquefied Natural Gas Company, Ltd.,
                              8.29%, 3/15/14                                              17,231
                  10,000   South Carolina Electric & Gas Co., 5.30%, 5/15/33               9,720
                   5,000   Southern California Edison Co., 5.00%, 1/15/14                  4,956
                  10,000   Sprint Capital Corp., 8.75%, 3/15/32                           12,974
                                                                                   -------------
                                                                                         203,888
                                                                                   -------------
TOTAL CORPORATE BONDS (COST $4,394,200)                                                4,298,445
                                                                                   -------------
DEPOSIT ACCOUNT (0.0%):
                   7,557 TNT Offshore Deposit Account                                      7,557
                                                                                   -------------
TOTAL DEPOSIT ACCOUNT (COST $7,557)                                                        7,557
                                                                                   -------------
COLLATERAL FOR SECURITIES ON LOAN (13.4%):
               13,588,584 Northern Trust Liquid Institutional Asset Portfolio         13,588,584
                                                                                   -------------

TOTAL COLLATERAL FOR SECURITIES ON LOAN (COST $13,588,584)                            13,588,584
                                                                                   -------------
TOTAL INVESTMENTS (COST $115,054,636) (a) - 117.1%                                 $ 118,619,790
                                                                                   =============

------------

Percentages noted above are based on net assets as of March 31, 2005.

*     Non-income producing security.

ADR   - American Depository Receipt.

#     All or a portion of security is loaned as of March 31, 2005.

(a) Represents cost for financial reporting purposes, is substantially the same as federal income tax purposes, and differs from fair value by net unrealized appreciation on securities as follows:

Unrealized appreciation                  $      4,734,066
Unrealized depreciation                        (1,168,912)
                                         ----------------
Net unrealized appreciation              $      3,565,154
                                         ================

(b)   The rate presented represents the effective yield at March 31, 2005.

      The following represents the concentrations by country as of March 31, 2005 based upon the total fair value of investments.

COUNTRY                              PERCENTAGE
-------                              ----------
United States                           99.9%
Germany                                  0.1%
                                       -----
                                       100.0%

SEE ACCOMPANYING NOTES TO THE SCHEDULES OF PORTFOLIO INVESTMENTS.

USALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
USAZ VAN KAMPEN GLOBAL FRANCHISE FUND
Schedule of Portfolio Investments                                 March 31, 2005
(Unaudited)

         SHARES                                                                      FAIR VALUE
         ------                                                                      ----------
COMMON STOCKS (93.8%):
Consumer Discretionary  (13.4%):
                  41,970   Capital Radio plc                                       $      320,282
                 120,223   New York Times Co., Class A #                                4,397,758
                 274,928   Reed Elsevier NV                                             4,144,665
                 343,266   SMG plc                                                        701,266
                 179,143   Torstar Corp., Class B                                       3,648,880
                 227,955   Wolters Kluwer CVA NV                                        4,163,326
                 233,195   WPP Group plc                                                2,653,369
                                                                                   --------------
                                                                                       20,029,546
                                                                                   --------------
Consumer Staples (59.2%):
                 665,043   Allied Domecq plc                                            6,708,302
                  95,776   Altadis SA                                                   3,916,449
                 102,249   Altria Group, Inc.                                           6,686,062
                 624,783   British American Tobacco plc                                11,026,420
                  55,789   Brown-Forman Corp., Class B                                  3,054,448
                 957,411   Cadbury Schweppes plc                                        9,593,676
                 419,226   Diageo plc                                                   5,907,739
                  50,523   Groupe Danone *                                              5,025,409
                 183,085   Imperial Tobacco Group plc                                   4,803,699
                  49,515   Kimberly-Clark Corp.                                         3,254,621
                 130,041   Koninklijke Numico NV *                                      5,319,573
                  24,726   Nestle SA, Registered Shares                                 6,771,548
                 233,904   Reckitt Benckiser plc                                        7,431,146
                 576,175   Swedish Match AB                                             7,047,825
                 226,447   Unilever plc                                                 2,237,472
                                                                                   --------------
                                                                                       88,784,389
                                                                                   --------------
Health Care (15.4%):
                 150,396   Bristol-Myers Squibb Co.                                     3,829,082
                 259,143   GlaxoSmithKline plc                                          5,942,390
                 160,355   Merck & Company, Inc.                                        5,190,691
                  99,380   Novartis AG, Registered Shares                               4,633,935
                  40,467   Sanofi-Aventis                                               3,422,484
                                                                                   --------------
                                                                                       23,018,582
                                                                                   --------------
Industrials (5.8%):
                  97,456   Kone Oyj, B Shares *                                         7,581,696
                  39,134   Zardoya Otis SA                                              1,047,185
                                                                                   --------------
                                                                                        8,628,881
                                                                                   --------------
TOTAL COMMON STOCKS (COST $125,200,195)                                               140,461,398
                                                                                   --------------

DEPOSIT ACCOUNT (8.3%):
              12,407,770 NTRS London Deposit Account                                   12,407,770
                                                                                   --------------
TOTAL DEPOSIT ACCOUNT (COST $12,407,770)                                               12,407,770
                                                                                   --------------

COLLATERAL FOR SECURITIES ON LOAN (0.2%):
                272,186 Northern Trust Liquid Institutional Asset Portfolio               272,186
                                                                                   --------------
TOTAL COLLATERAL FOR SECURITIES ON LOAN (COST $272,186)                                   272,186
                                                                                   --------------

TOTAL INVESTMENTS (COST $137,880,151) (a) - 102.3%                                 $  153,141,354
                                                                                   ==============

------------

Percentages noted above are based on net assets as of March 31, 2005.

*     Non-income producing security.

#     All or a portion of security is loaned as of March 31, 2005.

(a) Represents cost for financial reporting purposes, is substantially the same as federal income tax purposes, and differs from fair value by net unrealized appreciation on securities as follows:

Unrealized appreciation                $ 17,026,693
Unrealized depreciation                  (1,765,490)
                                       ------------
Net unrealized appreciation            $ 15,261,203
                                       ============

      At March 31,2005, the Fund's foreign currency exchange contracts were as follows:

                                                                                                   UNREALIZED
                                        DELIVERY                                                  APPRECIATION/
                                          DATE          CONTRACT AMOUNT        FAIR VALUE        (DEPRECIATION)
                                        --------        ---------------        -----------       --------------
SHORT
Receive US Dollars in exchange
for 11,540,000 British Pounds           04/21/05        $    21,252,043        $21,785,100       $     (260,057)

LONG
Deliver US Dollars in exchange
for 211,262 British Pounds              04/04/05                397,743            399,074                1,331

      The following represents the concentrations by country as of March 31, 2005 based upon the total fair value of investments.

   COUNTRY                                      PERCENTAGE
   -------                                      ----------
United Kingdom                                     37.9%
United States                                      24.8%
Netherlands                                         9.3%
Switzerland                                         7.5%
France                                              5.8%
Sweden                                              4.5%
Finland                                             4.4%
Spain                                               3.4%
Canada                                              2.4%
                                                  100.0%
                                                  -----

SEE ACCOMPANYING NOTES TO THE SCHEDULES OF PORTFOLIO INVESTMENTS.

USALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
USAZ VAN KAMPEN GROWTH AND INCOME FUND
Schedule of Portfolio Investments                                 March 31, 2005
(Unaudited)

         SHARES                                                                  FAIR VALUE
         ------                                                                  ----------
COMMON STOCKS (93.5%):
Auto & Transportation  (3.4%):
                 200,960   Honda Motor Company, Ltd.                            $  5,032,038
                  88,570   Norfolk Southern Corp.                                  3,281,519
                                                                                ------------
                                                                                   8,313,557
                                                                                ------------
Consumer Discretionary (11.8%):
                  17,260   Accenture, Ltd., Class A *                                416,829
                 129,150   Clear Channel Communications, Inc.                      4,451,801
                  65,820   Kohl's Corp. *                                          3,398,287
                  18,230   Marriott International, Inc., Class A #                 1,218,858
                  38,720   McDonald's Corp.                                        1,205,741
                  36,560   Target Corp.                                            1,828,731
                 329,340   Time Warner, Inc. *                                     5,779,916
                  38,480   Viacom, Inc., Class B                                   1,340,258
                  94,050   Wal-Mart Stores, Inc.                                   4,712,845
                 147,150   Walt Disney Co.                                         4,227,620
                                                                                ------------
                                                                                  28,580,886
                                                                                ------------
Consumer Staples (7.1%):
                  42,980   Altria Group, Inc.                                      2,810,462
                  65,910   Cadbury Schweppes plc, ADR                              2,682,537
                  81,810   Coca-Cola Co.                                           3,409,023
                  44,590   Kimberly-Clark Corp.                                    2,930,901
                  54,580   Kraft Foods, Inc., Class A #                            1,803,869
                  51,740   Unilever NV, NY Shares #                                3,540,050
                                                                                ------------
                                                                                  17,176,842
                                                                                ------------
Energy (13.1%):
                  84,730   BP plc, ADR                                             5,287,152
                  35,644   ConocoPhillips                                          3,843,849
                  73,572   Exxon Mobil Corp.                                       4,384,891
                 150,700   General Electric Co.                                    5,434,242
                  83,880   Royal Dutch Petroleum Co., NY Shares                    5,036,155
                  63,410   Schlumberger, Ltd.                                      4,469,137
                  42,940   Valero Energy Corp.                                     3,146,214
                                                                                ------------
                                                                                  31,601,640
                                                                                ------------
Financials (22.8%):
                  62,850   Aegon N.V. #                                              845,961
                  77,330   Bank of America Corp.                                   3,410,253
                 186,740   Charles Schwab Corp.                                    1,962,637
                  55,290   Chubb Corp.                                             4,382,838
                  41,500   CIGNA Corp.                                             3,705,950
                 120,580   Citigroup, Inc.                                         5,418,865
                  61,770   Equifax, Inc.                                           1,895,721
                  67,580   Freddie Mac                                             4,271,056
                   8,150   Goldman Sachs Group, Inc.                                 896,419
                  47,070   Hartford Financial Services Group, Inc.                 3,227,119
                 186,247   J.P. Morgan Chase & Co.                                 6,444,147
                  59,720   Lehman Brothers Holdings, Inc.                          5,623,236
                  84,470   Merrill Lynch & Company, Inc.                           4,781,002
                  30,370   PNC Financial Services Group                            1,563,448
                  45,800   Prudential Financial, Inc.                              2,628,920
                  89,738   St. Paul Travelers Companies, Inc.                      3,296,077
                  22,870   State Street Corp.                                        999,876
                                                                                ------------
                                                                                  55,353,525
                                                                                ------------

Health Care (13.4%):
                  40,180   Bausch & Lomb, Inc.                                     2,945,194
                 276,100   Bristol-Myers Squibb Co. #                              7,029,506
                  53,700   Chiron Corp. * #                                        1,882,722
                  56,630   Eli Lilly & Co.                                         2,950,423
                  43,960   GlaxoSmithKline plc, ADR                                2,018,643
                  88,300   Roche Holding AG, ADR                                   4,748,748
                  66,660   Sanofi-Aventis, ADR #                                   2,822,384
                 253,220   Schering-Plough Corp.                                   4,595,943
                  80,540   Wyeth                                                   3,397,177
                                                                                 -----------
                                                                                  32,390,740
                                                                                 -----------
Industrials (3.8%):
                  24,450   Applera Corp.                                             482,643
                  25,270   Ingersoll Rand Co.                                      2,012,756
                  48,260   Northrop Grumman Corp.                                  2,605,074
                  26,450   Parker Hannifin Corp.                                   1,611,334
                  63,200   Raytheon Co.                                            2,445,840
                                                                                 -----------
                                                                                   9,157,647
                                                                                 -----------
Information Technology (4.7%):
                  90,410   Hewlett-Packard Co.                                     1,983,595
                  82,480   Intel Corp.                                             1,916,010
                  19,200   International Business Machines Corp.                   1,754,496
                 136,800   Micron Technology, Inc. * #                             1,414,512
                 132,160   Motorola, Inc.                                          1,978,435
                 105,750   Symantec Corp. * #                                      2,255,649
                                                                                 -----------
                                                                                  11,302,697
                                                                                 -----------
Materials (5.5%):
                 191,070   Bayer AG, ADR                                           6,322,506
                  66,190   Dow Chemical Co.                                        3,299,572
                  19,107   Lanxess *                                                 392,531
                  79,640   Newmont Mining Corp.                                    3,364,790
                                                                                 -----------
                                                                                  13,379,399
                                                                                 -----------
Utilities (7.9%):
                  57,760   American Electric Power Company, Inc.                   1,967,306
                  30,710   Consolidated Edison, Inc.                               1,295,348
                  38,070   Entergy Corp.                                           2,690,026
                  42,890   Exelon Corp.                                            1,968,222
                  48,820   FirstEnergy Corp.                                       2,047,999
                  72,700   France Telecom, ADR #                                   2,171,549
                  51,980   Nextel Communications, Inc., Class A * #                1,477,272
                  66,150   Sprint Corp. #                                          1,504,913
                 115,110   Verizon Communications, Inc.                            4,086,404
                                                                                 -----------
                                                                                  19,209,039
                                                                                 -----------
TOTAL COMMON STOCKS (COST $198,453,190)                                          226,465,972
                                                                                 -----------
U.S. GOVERNMENT SPONSORED ENTERPRISE (6.2%):
Federal Home Loan Mortgage Corporation (6.2%):
              14,985,000   2.58%, 4/1/05 (b)                                      14,985,000
                                                                                 -----------
TOTAL U.S. GOVERNMENT SPONSORED ENTERPRISE (COST $14,985,000)                     14,985,000
                                                                                 -----------
DEPOSIT ACCOUNT (0.0%):
                   2,338 TNT Offshore Deposit Account                                  2,338
                                                                                 -----------
TOTAL DEPOSIT ACCOUNT (COST $2,338)                                                    2,338
                                                                                 -----------
COLLATERAL FOR SECURITIES ON LOAN (3.0%):
                            7,195,322 Northern Trust Liquid
                               Institutional Asset Portfolio                       7,195,322
                                                                                 -----------
TOTAL COLLATERAL FOR SECURITIES ON LOAN (COST $7,195,322)                          7,195,322
                                                                                 -----------

TOTAL INVESTMENTS (COST $220,635,850) (a)   -   102.7%                         $ 248,648,632
                                                                               =============

------------

Percentages noted above are based on net assets as of March 31, 2005.

*     Non-income producing security.

#     All or a portion of security is loaned as of March 31, 2005.

ADR   - American Depository Receipt.

(a) Represents cost for financial reporting purposes, is substantially the same as federal income tax purposes, and differs from fair value by net unrealized appreciation on securities as follows:

Unrealized appreciation                  $   29,906,862
Unrealized depreciation                      (1,894,080)
                                         --------------
Net unrealized appreciation              $   28,012,782
                                         ==============

(b)   The rate presented represents the effective yield at March 31, 2005.

SEE ACCOMPANYING NOTES TO THE SCHEDULES OF PORTFOLIO INVESTMENTS.

USALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
USAZ VAN KAMPEN GROWTH FUND
Schedule of Portfolio Investments                                 March 31, 2005
(Unaudited)

         SHARES                                                                  FAIR VALUE
         ------                                                                  ----------
COMMON STOCKS (94.6%):
Consumer Discretionary (29.6%):
                  15,000   Amazon.com, Inc. *                                   $    514,050
                  44,100   Chico's FAS, Inc. * #                                   1,246,266
                  18,710   Coach, Inc. *                                           1,059,547
                  15,100   Dreamworks Animation SKG, Inc., Class A *                 614,721
                  30,650   Getty Images, Inc. * #                                  2,179,522
                   5,550   Harman International Industries, Inc.                     490,953
                  24,400   Interactive Data Corp. *                                  506,300
                  68,225   International Game Technology                           1,818,879
                   9,900   International Speedway Corp.                              537,075
                   8,500   Kerzner International, Ltd. * #                           520,455
                  37,700   Lamar Advertising Co. * #                               1,518,933
                   8,700   Mohawk Industries, Inc. *                                 733,410
                  11,471   NTL, Inc. * #                                             730,359
                     700   NVR, Inc. *                                               549,500
                   9,200   Overstock.com, Inc. * #                                   395,508
                  28,990   P.F. Chang's China Bistro, Inc. * #                     1,733,602
                  53,200   Penn National Gaming, Inc. *                            1,563,016
                  38,835   PETsMART, Inc.                                          1,116,506
                   6,000   Pixar *                                                   585,300
                  57,635   Royal Caribbean Cruises, Ltd. #                         2,575,707
                  34,200   SCP Pool Corp. #                                        1,089,612
                  11,100   Sears Holdings Corp. * #                                1,478,187
                  24,550   Sonic Corp. *                                             819,970
                  48,925   Station Casinos, Inc.                                   3,304,883
                  24,800   The Cheesecake Factory, Inc. * #                          879,160
                  37,058   Univision Communications, Inc., Class A * #             1,026,136
                  24,300   Urban Outfitters, Inc. *                                1,165,671
                  23,115   Wynn Resorts, Ltd. * #                                  1,565,810
                                                                                ------------
                                                                                  32,319,038
                                                                                ------------
Consumer Staples (0.5%):
                   5,300   Whole Foods Market, Inc.                                  541,289
                                                                                ------------
Energy (3.7%):
                  62,035   Ultra Petroleum Corp. *                                 3,151,378
                  26,800   XTO Energy, Inc.                                          880,112
                                                                                ------------
                                                                                   4,031,490
                                                                                ------------
Financials (10.1%):
                  46,525   Ameritrade Holding Corp. * #                              475,020
                  24,412   Assurant, Inc.                                            822,684
                  44,050   Brascan Corp., Class A #                                1,662,888
                  43,900   Calamos Asset Management, Inc., Class A                 1,181,788
                   7,620   Chicago Mercantile Exchange #                           1,478,509
                  20,010   Legg Mason, Inc. #                                      1,563,581
                  11,900   Moody's Corp.                                             962,234
                  21,475   Plum Creek Timber Company, Inc.                           766,658
                   7,500   St. Joe Company                                           504,750
                   2,500   White Mountains Insurance Group, Ltd.                   1,521,250
                                                                                ------------
                                                                                  10,939,362
                                                                                ------------
Health Care (12.3%):
                  11,850   C.R. Bard, Inc.                                           806,748

                  16,400   Cooper Companies, Inc.                                 1,195,560
                  24,100   Dade Behring Holdings, Inc. *                          1,420,213
                  12,920   Fisher Scientific International, Inc. *                  735,406
                  34,100   Gen-Probe, Inc. *                                      1,519,496
                  19,000   Genzyme Corp. *                                        1,087,560
                   9,025   IDEXX Laboratories, Inc. * #                             488,794
                  25,300   INAMED Corp. *                                         1,767,964
                  19,894   Kinetic Concepts, Inc. * #                             1,186,677
                  35,650   Patterson Companies, Inc. * #                          1,780,718
                  66,200   VCA Antech, Inc. * #                                   1,339,226
                                                                                -----------
                                                                                 13,328,362
                                                                                -----------
Industrials (12.7%):
                  28,025   C.H. Robinson Worldwide, Inc.                          1,444,128
                  14,700   Career Education Corp. *                                 503,622
                  33,900   ChoicePoint, Inc. *                                    1,359,729
                  43,775   Corporate Executive Board Co. #                        2,799,412
                  19,200   Expeditors International of Washington, Inc.           1,028,160
                   8,500   Fastenal Co. #                                           470,135
                  14,425   Graco, Inc.                                              582,193
                  10,100   ITT Educational Services, Inc. * #                       489,850
                  22,800   Laureate Education, Inc. * #                             975,612
                  17,900   Monster Worldwide, Inc. *                                502,095
                  13,600   Rockwell Collins, Inc.                                   647,224
                  33,575   Stericycle, Inc. * #                                   1,484,015
                  13,425   Strayer Education, Inc.                                1,521,321
                                                                                -----------
                                                                                 13,807,496
                                                                                -----------
Information Technology (16.2%):
                  52,133   Activision, Inc. *                                       771,573
                  23,950   Adobe Systems, Inc.                                    1,608,722
                  50,200   Akamai Technologies * #                                  639,046
                  25,300   Apple Computer, Inc. *                                 1,054,251
                  24,200   Autodesk, Inc.                                           720,192
                  24,600   Cognizant Technology Solutions Corp. *                 1,136,520
                  34,248   Dolby Laboratories, Inc., Class A *                      804,828
                  12,400   Electronic Arts, Inc. *                                  642,072
                  16,100   Flir Systems, Inc. *                                     487,830
                  16,725   Global Payments, Inc. #                                1,078,595
                  17,762   Iron Mountain, Inc. * #                                  512,256
                  29,200   Juniper Networks, Inc. *                                 644,152
                  44,500   Marvell Technology Group, Ltd. *                       1,706,129
                  21,175   Mercury Interactive Corp. *                            1,003,272
                  31,375   Network Appliance, Inc. * #                              867,833
                  72,800   Red Hat, Inc. * #                                        794,248
                  67,700   Salesforce.com., Inc. * #                              1,014,823
                  30,800   Shanda Interactive Entertainment, Ltd. * #               930,160
                  27,500   Tessera Technologies, Inc. *                           1,188,825
                                                                                -----------
                                                                                 17,605,327
                                                                                -----------
Materials (5.2%):
                  41,450   Cameco Corp. #                                         1,833,748
                  11,210   Monsanto Co.                                             723,045
                  21,000   Peabody Energy Corp. #                                   973,560
                  19,300   Rinker Group, Ltd., ADR                                1,617,147
                  10,220   Sealed Air Corp. *                                       530,827
                                                                                -----------
                                                                                  5,678,327
                                                                                -----------
Utilities (4.3%):
                 110,179   Crown Castle International Corp. *                     1,769,475
                  30,400   NII Holdings, Inc. * #                                 1,748,000
                  19,225   Questar Corp.                                          1,139,081
                                                                                -----------
                                                                                  4,656,556
                                                                                -----------
TOTAL COMMON STOCKS (COST $89,330,805)                                          102,907,247
                                                                                -----------

U.S. GOVERNMENT SPONSORED ENTERPRISE (5.6%):

Federal Home Loan Mortgage Corporation (5.6%):
               6,146,000 2.58%, 4/1/05 (b)                                           6,146,000
                                                                                  ------------
TOTAL U.S. GOVERNMENT SPONSORED ENTERPRISE (COST $6,146,000)                         6,146,000
                                                                                  ------------
DEPOSIT ACCOUNT (0.0%):
                   2,172 TNT Offshore Deposit Account                                    2,172
                                                                                  ------------
TOTAL DEPOSIT ACCOUNT (COST $2,172)                                                      2,172
                                                                                  ------------
COLLATERAL FOR SECURITIES ON LOAN (24.6%):
                         26,746,860 Northern Trust Liquid
                                Institutional Asset Portfolio                       26,746,860
                                                                                  ------------
TOTAL COLLATERAL FOR SECURITIES ON LOAN (COST $26,746,860)                          26,746,860
                                                                                  ------------
TOTAL INVESTMENTS (COST $122,225,837) (a) - 124.8%                                $135,802,279
                                                                                  ============

------------

Percentages noted above are based on net assets as of March 31, 2005.

*     Non-income producing security.

#     All or a portion of security is loaned as of March 31, 2005.

ADR   - American Depository Receipt

(a) Represents cost for financial reporting purposes, is substantially the same as federal income tax purposes, and differs from fair value by net unrealized appreciation on securities as follows:

Unrealized appreciation             $  15,455,807
Unrealized depreciation                (1,879,365)
                                    -------------
Net unrealized appreciation         $  13,576,442
                                    =============

(b)   The rate presented represents the effective yield at March 31, 2005.

SEE ACCOMPANYING NOTES TO THE SCHEDULES OF PORTFOLIO INVESTMENTS.

USALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
NOTES TO THE SCHEDULES OF PORTFOLIO INVESTMENTS
MARCH 31, 2005

1. SIGNIFICANT ACCOUNTING POLICIES

      The following is a summary of significant accounting policies followed by the Funds in the preparation of their Schedules of Portfolio Investments ("the schedules"). The policies are in conformity with accounting principles generally accepted in the United States of America ("U.S."). The preparation of the schedules requires management to make certain estimates and assumptions that affect the reported amounts at the date of the schedules. Actual results could differ from those estimates.

      SECURITY VALUATION

      Investments of the USAZ Money Market Fund are valued at amortized cost, which approximates fair value. Under the amortized cost method, discounts or premiums are amortized on a constant basis to the maturity of the security.

      Portfolio securities listed on a national exchange or exchanges for which market quotations are available are valued at their last quoted sale price on each business day. If there is no such reported sale, the most recently quoted bid price is used for long securities and the ask price is used for securities sold short. Securities listed on NASDAQ Stock Market, Inc. ("NASDAQ") are valued at the official closing price as reported by NASDAQ. Securities that are primarily traded on foreign exchanges may be fair valued pursuant to procedures approved by the Fund's Board of Trustees. Debt obligations with sixty days or less remaining until maturity are valued at their amortized cost. Unlisted securities for which market quotations are readily available are valued at the most recent quoted bid price for long securities and the ask price is used for securities sold short. Other assets and securities for which no quotation is readily available are valued at fair value as determined in good faith by the Trustees or persons acting on the behalf of the Trustees.

      Fair value pricing may be used for significant events such as securities whose trading has been suspended, whose price has become stale or for which there is no currently available price at close of the NY Stock Exchange (4 PM Eastern Time).

      SECURITY TRANSACTIONS

      Securities transactions are recorded no later than one business day after trade date. However, for financial reporting purposes, securities transactions are recorded on trade date.

      FOREIGN CURRENCY TRANSLATION

      The accounting records of the following funds in the Trust are able to hold foreign securities and are maintained in U.S. dollars: USAZ AIM Basic Value Fund, the USAZ AIM Blue Chip Fund, the USAZ AIM Dent Demographic Trends Fund, the USAZ AIM International Equity Fund, the USAZ Davis NY Venture Fund, the USAZ Dreyfus Premier Small Cap Value Fund, the USAZ Legg Mason Value Fund, the USAZ Oppenheimer Emerging Growth Fund, the USAZ Oppenheimer Emerging Technologies Fund, the USAZ Oppenheimer Global Fund, the USAZ Oppenheimer International Growth Fund, the USAZ Oppenheimer Main Street Fund, the USAZ PIMCO PEA Renaissance Fund, the USAZ PIMCO PEA Value Fund, the USAZ Van Kampen Equity and Income Fund, the USAZ Van Kampen Global Franchise Fund, and the USAZ Van Kampen Growth and Income Fund. Foreign currency amounts are translated into U.S. dollars at the current rate of exchange to determine the value of investments, assets and liabilities. Purchases and sales of securities, and income and expenses are translated at the prevailing rate of exchange on the respective dates of such transactions.

      RISKS ASSOCIATED WITH FOREIGN SECURITIES AND CURRENCIES

      Investments in securities of foreign issuers carry certain risks not ordinarily associated with investments in securities of domestic issuers. Such risks include future political and economic developments, and the possible imposition of exchange controls or other foreign governmental laws and restrictions. In addition, with respect to certain countries, there is the possibility of expropriation of assets, confiscatory taxation, political or social instability or diplomatic developments which could adversely affect investments in those securities.

USALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
NOTES TO THE SCHEDULES OF PORTFOLIO INVESTMENTS, CONTINUED
MARCH 31, 2005

      FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS

      Each Fund (except for the USAZ Money Market Fund and the USAZ Dreyfus Premier Small Cap Value Fund) may enter into forward foreign currency exchange contracts in connection with planned purchases or sales of securities or to hedge the U.S. dollar value of securities denominated in a particular currency. The Funds could be exposed to risks if the counter-parties to the contracts are unable to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. The forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized gains or losses until the contract settlement date, at which time realized gains and losses are recorded.

      SECURITY LOANS

      To generate additional income, each Fund may lend up to 33 1/3% of its assets pursuant to agreements requiring that the loan be continuously secured by any combination of cash, U.S. government or U.S. government agency securities, or certain irrevocable stand-by letters of credit issued by banks domiciled or doing business within the United States, equal initially to at least 102% of the fair value plus accrued interest on the securities lent. The Funds receive payments from borrowers equivalent to the dividends and interest that would have been earned on securities lent while simultaneously seeking to earn income on the investment of collateral. Collateral is marked to market daily to provide a level of collateral at least equal to the fair value of securities lent. There may be risks of delay in recovery of the securities or even loss of rights in the collateral should the borrower of the securities fail financially. However, loans will be made only to borrowers, such as broker-dealers, banks or institutional borrowers of securities, deemed by USAllianz to be of good standing and creditworthy under guidelines established by the Board of Trustees and when, in the judgement of USAllianz, the consideration which can be earned currently from such securities loans justifies the attendant risks. Loans are subject to termination by the Funds or the borrower at any time, and are, therefore, not considered to be illiquid investments. At March 31, 2005, the Funds had loans outstanding of:

                                                                              AVERAGE VALUE ON LOAN
                                                                                 FOR THE PERIOD
                                              VALUE OF     VALUE OF LOANED      JANUARY THROUGH
                                             COLLATERAL       SECURITIES         MARCH 31, 2005
                                            ------------   ---------------    ---------------------
USAZ AIM Basic Value Fund.............      $ 11,953,111   $    11,916,303    $          17,612,434
USAZ AIM Blue Chip Fund...............        22,482,125        21,887,975               26,325,697
USAZ AIM Dent Demographic Trends
   Fund ..............................                 -                 -                5,252,802
USAZ AIM International Equity Fund....        10,623,034        10,230,738                8,582,396
USAZ Davis NY Venture Fund............        25,264,335        24,930,271               16,735,448
USAZ Dreyfus Founders Growth and
   Income Fund........................         9,030,262         8,819,024                9,631,391
USAZ Dreyfus Premier Small Cap
   Value Fund.........................         8,671,366         8,446,787                8,446,787
USAZ Legg Mason Value Fund............        22,522,032        21,875,641               13,386,393
USAZ Oppenheimer Emerging Growth
   Fund...............................        25,742,195        24,669,478               25,231,757
USAZ Oppenheimer Emerging
   Technologies Fund..................        13,710,863        13,330,281               14,649,244
USAZ Oppenheimer Global Fund..........         6,995,260         6,677,539                6,677,539
USAZ Oppenheimer International
   Growth Fund........................         3,274,947         3,116,556                3,116,556
USAZ Oppenheimer Main Street Fund.....         1,530,146         1,502,545                1,502,545
USAZ PIMCO NFJ Small Cap Value Fund...                 -                 -               44,393,686
USAZ PIMCO PEA Renaissance Fund.......        55,023,835       53,194,764                52,188,348
USAZ PIMCO PEA Value Fund.............         4,376,579         4,387,306               18,357,618

USALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
NOTES TO THE SCHEDULES OF PORTFOLIO INVESTMENTS, CONTINUED
MARCH 31, 2005

USAZ Van Kampen Aggressive Growth Fund ..................     20,689,356     20,276,063     21,625,980
USAZ Van Kampen Comstock Fund............................     69,551,450     67,648.722     62,630,977
USAZ Van Kampen Emerging Growth Fund ....................     17,158,049     16,762,142     17,627,699
USAZ Van Kampen Equity and Income Fund...................     13,660,565     13,442,007     13,442,007
USAZ Van Kampen Global Franchise Fund....................        272,186        267,290      1,722,074
USAZ Van Kampen Growth and Income Fund...................      9,003,791      8,772,282     14,204,614
USAZ Van Kampen Growth Fund..............................     29,241,564     28,808,954     28,609,015

Northern Trust Company is the Securities Lending Agent for all Funds except for the USAZ AIM Blue Chip Fund, the Oppenheimer Emerging Growth Fund, the PIMCO PEA Renaissance Fund and the USAZ Van Kampen Comstock Fund. These Funds received cash and non-cash collateral for securities loaned. The cash was invested in a Northern Institutional Liquid Asset Portfolio and the non-cash collateral represented short term instruments from ANZ Bank Government, Bank of New York, Banco De Santander and Standard Chartered Bank Letter of Credit, as well as U.S. Treasury Bonds and U.S. Treasury Notes at March 31, 2005. Information on the investment of cash collateral is shown in the Schedules of Portfolio Investments.

Dresdner Kleinwort Wasserstein is the Securities Lending Agent for the USAZ AIM Blue Chip Fund, the Oppenheimer Emerging Growth Fund, the PIMCO PEA Renaissance Fund and the USAZ Van Kampen Comstock Fund. These Funds received cash collateral for securities loaned. The cash was invested in an Allianz Dresdner Daily Asset Fund at March 31, 2005. Information on the investment of cash collateral is shown in the Schedules of Portfolio Investments.

ITEM 2. CONTROLS AND PROCEDURES.

(a) Disclose the conclusions of the registrant's principal executive and principal financial officers, or persons performing similar functions, regarding the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)).

      THE REGISTRANT'S PRINCIPAL EXECUTIVE OFFICER AND PRINCIPAL FINANCIAL OFFICER HAVE CONCLUDED, BASED ON THEIR EVALUATION OF THE REGISTRANT'S DISCLOSURE CONTROLS AND PROCEDURES AS CONDUCTED WITHIN 90 DAYS OF THE FILING DATE OF THIS REPORT, THAT THESE DISCLOSURE CONTROLS AND PROCEDURES ARE ADEQUATELY DESIGNED AND ARE OPERATING EFFECTIVELY TO ENSURE THAT INFORMATION REQUIRED TO BE DISCLOSED BY THE REGISTRANT ON FORM N-Q IS (i) ACCUMULATED AND COMMUNICATED TO THE INVESTMENT COMPANY'S MANAGEMENT, INCLUDING ITS CERTIFYING OFFICERS, TO ALLOW TIMELY DECISIONS REGARDING REQUIRED DISCLOSURE; AND (ii) RECORDED, PROCESSED, SUMMARIZED AND REPORTED WITHIN THE TIME PERIODS SPECIFIED IN THE SECURITIES AND EXCHANGE COMMISSION'S RULES AND FORMS.

(b) Disclose any change in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

      THERE WERE NO CHANGES IN THE REGISTRANT'S INTERNAL CONTROL OVER FINANCIAL REPORTING THAT OCCURRED DURING THE REGISTRANT'S MOST RECENT FISCAL QUARTER THAT HAVE MATERIALLY AFFECTED, OR ARE REASONABLY LIKELY TO MATERIALLY AFFECT, THE REGISTRANT'S INTERNAL CONTROL OVER FINANCIAL REPORTING.

ITEM  3. EXHIBITS.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)). CERTIFICATIONS PURSUANT TO RULE 30a-2(a) ARE ATTACHED HERETO.

                                   SIGNATURES

      Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)_USAllianz Variable Insurance Products Trust _______________________

By (Signature and Title)*_/s/ Troy A. Sheets______________Troy A. Sheets, Treasurer

Date__May 31, 2005_____________________________________________________

      Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*_/s/ Troy A. Sheets______________Troy A. Sheets, Treasurer

Date__May 31, 2005______________________________________________________________

By (Signature and Title)*_/s/ Jeffrey Kletti______     Jeffrey Kletti, President
Date__May 31, 2005______________________________________________________________

* Print the name and title of each signing officer under his or her signature.